UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES
Investment Company Act file number 811-07896
GAMCO Global Series Funds, Inc.
(Exact name of registrant as specified in charter)
One Corporate Center
Rye, New York 10580-1422
(Address of principal executive offices) (Zip code)
Bruce N. Alpert
Gabelli Funds, LLC
One Corporate Center
Rye, New York 10580-1422
(Name and address of agent for service)
registrant’s telephone number, including area code: 1-800-422-3554
Date of fiscal year end: December 31
Date of reporting period: December 31, 2009
Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.
A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.
The Report to Shareholders is attached herewith.
The GAMCO Global Convertible Securities Fund
Annual Report
December 31, 2009
Mario Gabelli, CFA
To Our Shareholders,
     The Sarbanes-Oxley Act requires a fund’s principal executive and financial officers to certify the entire contents of the semi-annual and annual shareholder reports in a filing with the Securities and Exchange Commission (“SEC”) on Form N-CSR. This certification would cover the portfolio manager’s commentary and subjective opinions if they are attached to or a part of the financial statements. Many of these comments and opinions would be difficult or impossible to certify.
     Because we do not want our portfolio managers to eliminate their opinions and/or restrict their commentary to historical facts, we have separated their commentary from the financial statements and investment portfolio and have sent it to you separately. Both the commentary and the financial statements, including the portfolio of investments, will be available on our website at www.gabelli.com/funds.
     Enclosed are the audited financial statements including the investment portfolio as of December 31, 2009 with a description of factors that affected the performance during the past year.
Performance Discussion (Unaudited)
     During the twelve month period ended December 31, 2009, The GAMCO Global Convertible Securities Fund (the “Fund”) (Class AAA) net asset value (“NAV”) per share rose 44.67% compared with gains of 36.78% for the Merrill Lynch Global 300 Convertible Index.
     A post recession rally propelled U.S. convertibles to record performance in 2009, after an abysmal showing in 2008. The largest positive contributor to returns was the surprisingly sharp recovery of credit spreads, as illustrated by high yield spreads which tightened nearly 1,200 basis points, year over year. Making a further contribution to performance, the U.S. convertibles market richened as constituents regained equity sensitivity benefiting from the general appreciation of underlying equities and revaluation of their respective “option” components as convertibles rose from bond floors.
     For the year, speculative grade converts outperformed investment grades by more than a factor of three (up 82% vs. 25.5%), primarily resulting from the stronger performance of the underlying stocks (99% vs. 35%) and the greater relative spread tightening attributable to these speculative grade names. For the year, all industry sectors showed positive performance. As compiled by Bank of America (Merrill Lynch), Materials (Commodities) converts had the best performance as a group up 99% with underlying equities up 121%. Other top performing sectors for the year included: Consumer Discretionary (+90%), Media (+62%), Transportation (+60%), Technology (+60%), and Financials (52%).

     The current portfolio represents a combination approach to the convertible asset class, blending a number of attractive situations to provide a balanced approach in an attempt to provide safety and capital appreciation. Over the past year, the portfolio has benefited from a broad range of positive situational outcomes including: attractive outright yield to put/maturity plays, credit spread contraction, rebounding equity sensitive names, a rebound in merger and acquisition activity, and new issuance.
     Selected holdings that contributed positively to performance in 2009 were SanDisk Corp., which develops and manufactures NAND-based flash memory cards, (7.0% of net assets as of December 31, 2009), Vedanta Finance Jersey Ltd. (3.8%), and The Providence Service Corp. (3.0%). Some of our weaker performing stocks during the year were Softbank Corp. (2.8%) and Cephalon Inc. (2.7%).

Sincerely yours,

Bruce N. Alpert
President

February 19, 2010
COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT IN THE GAMCO GLOBAL
CONVERTIBLE SECURITIES FUND CLASS AAA SHARES, THE LIPPER CONVERTIBLE SECURITIES FUND
AVERAGE, AND THE MSCI WORLD FREE INDEX (Unaudited)
Past performance is not predictive of future results. The performance tables and graph do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

2

Comparative Results
Average Annual Returns through December 31, 2009 (a) (Unaudited)

											Since
											Inception
	Quarter		1 Year		3 Year		5 Year		10 Year		(2/3/94)
GAMCO Global Convertible Securities Fund Class AAA	3.49%		44.67%		(5.71)%		(0.37)%		(0.56)%		4.16%
Merrill Lynch Global 300 Convertible Index	3.48		36.78		2.75		4.74		3.43		N/A *
Lipper Convertible Securities Fund Average	4.88		41.09		(0.24)		2.53		3.33		6.90
MSCI World Free Index	4.07		29.99		(5.63)		2.01		(0.24)		5.57
Class A	3.48		44.51		(5.68)		(0.32)		(0.54)		4.17
	(2.47	)(b)	36.20	(b)	(7.53	)(b)	(1.50	)(b)	(1.12	)(b)	3.79 (b)
Class B	3.37		43.72		(6.36)		(1.06)		(1.19)		3.75
	(1.63	)(c)	38.72	(c)	(7.30	)(c)	(1.46	)(c)	(1.19)		3.75
Class C	3.32		43.45		(6.47)		(1.13)		(1.15)		3.77
	2.32	(d)	42.45	(d)	(6.47)		(1.13)		(1.15)		3.77
Class I	3.82		45.22		(5.47)		(0.22)		(0.49)		4.21
In the current prospectus, the gross expense ratios for Class AAA, A, B, C, and I Shares are 3.38%, 3.38%, 4.13%, 4.13%, and 3.13%, respectively. The net expense ratios in the current prospectus for these share classes are 2.02%, 2.02%, 2.77%, 2.77%, and 1.77%, respectively. See page 10 for the expense ratios for the year ended December 31, 2009. Class AAA and Class I Shares do not have a sales charge. The maximum sales charge for Class A, B, and C Shares is 5.75%, 5.00%, and 1.00%, respectively.

(a)	Returns represent past performance and do not guarantee future results. Investment returns and the principal value of an investment will fluctuate. Total returns and average annual returns reflect changes in share price and reinvestment of distributions and are net of expenses. When shares are redeemed, they may be worth more or less than their original cost. Performance returns for periods of less than one year are not annualized. Current performance may be lower or higher than the performance data presented. Visit www.gabelli.com for performance information as of the most recent month end. Investors should carefully consider the investment objectives, risks, charges, and expenses of the Fund before investing. The prospectus contains more information about this and other matters and should be read carefully before investing. Investing in foreign securities involves risks not ordinarily associated with investments in domestic issues, including currency fluctuation, economic, and political risks.

The Class AAA Shares NAVs per share are used to calculate performance for the periods prior to the issuance of Class A Shares, Class B Shares, Class C Shares, and Class I Shares on May 2, 2001, March 28, 2001, November 26, 2001, and January 11, 2008, respectively. The actual performance of the Class B Shares and Class C Shares would have been lower due to the additional expenses associated with these classes of shares. The actual performance of the Class I Shares would have been higher due to lower expenses related to this class of shares. The Merrill Lynch Global 300 Convertible Index and the Morgan Stanley Capital International (“MSCI”) World Free Index are unmanaged indicators of investment performance, while the Lipper Convertible Securities Fund Average reflects the average performance of mutual funds classified in this particular category. Dividends are considered reinvested. You cannot invest directly in an index.

(b)	Includes the effect of the maximum 5.75% sales charge at the beginning of the period.

(c)	Performance results include the deferred sales charges for the Class B Shares upon redemption at the end of the quarter, one year, three year, and five year periods of 5%, 5%, 3%, and 2%, respectively, of the Fund’s NAV per share at the time of purchase or sale, whichever is lower. Class B Shares are not available for new purchases.

(d)	Performance results include the deferred sales charges for the Class C Shares upon redemption at the end of the quarter and one year periods of 1% of the Fund’s NAV per share at the time of purchase or sale, whichever is lower.

*	There is no data available for the Merrill Lynch Global 300 Convertible Index prior to December 31, 1994.

3

The GAMCO Global Convertible Securities Fund
Disclosure of Fund Expenses (Unaudited)

For the Six Month Period from July 1, 2009 through December 31, 2009	Expense Table
We believe it is important for you to understand the impact of fees and expenses regarding your investment. All mutual funds have operating expenses. As a shareholder of a fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a fund’s gross income, directly reduce the investment return of a fund. When a fund’s expenses are expressed as a percentage of its average net assets, this figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in your Fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.
The Expense Table below illustrates your Fund’s costs in two ways:
Actual Fund Return: This section provides information about actual account values and actual expenses. You may use this section to help you to estimate the actual expenses that you paid over the period after any fee waivers and expense reimbursements. The “Ending Account Value” shown is derived from the Fund’s actual return during the past six months, and the “Expenses Paid During Period” shows the dollar amount that would have been paid by an investor who started with $1,000 in the Fund. You may use this information, together with the amount you invested, to estimate the expenses that you paid over the period.
To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your Fund under the heading “Expenses Paid During Period” to estimate the expenses you paid during this period.
Hypothetical 5% Return: This section provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio. It assumes a hypothetical annualized return of 5% before expenses during the period shown. In this case — because the hypothetical return used is not the Fund’s actual return — the results do not apply to your investment and you cannot use the hypothetical account value and expense to estimate the actual ending account balance or expenses you paid for the period. This example is useful in making comparisons of the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in shareholder reports of other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs such as sales charges (loads), redemption fees, or exchange fees, if any, which are described in the Prospectus. If these costs were applied to your account, your costs would be higher. Therefore, the 5% hypothetical return is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. The “Annualized Expense Ratio” represents the actual expenses for the last six months and may be different from the expense ratio in the Financial Highlights which is for the year ended December 31, 2009.

	Beginning	Ending	Annualized	Expenses
	Account Value	Account Value	Expense	Paid During
	07/01/09	12/31/09	Ratio	Period*

The GAMCO Global Convertible Securities Fund

Actual Fund Return
Class AAA	$1,000.00	$1,226.10	2.01%	$11.28
Class A	$1,000.00	$1,225.40	2.01%	$11.27
Class B	$1,000.00	$1,220.90	2.76%	$15.45
Class C	$1,000.00	$1,220.80	2.76%	$15.45
Class I	$1,000.00	$1,226.10	1.76%	$9.88
Hypothetical 5% Return
Class AAA	$1,000.00	$1,015.07	2.01%	$10.21
Class A	$1,000.00	$1,015.07	2.01%	$10.21
Class B	$1,000.00	$1,011.59	2.76%	$13.99
Class C	$1,000.00	$1,011.29	2.76%	$13.99
Class I	$1,000.00	$1,016.33	1.76%	$8.94

*	Expenses are equal to the Fund’s annualized expense ratio for the last six months multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year, then divided by 365.

4

Summary of Portfolio Holdings (Unaudited)
The following table presents portfolio holdings as a percent of total net assets as of December 31, 2009:
The GAMCO Global Convertible Securities Fund

Metals and Mining	17.5%
Energy and Utilities	16.4%
Health Care	11.9%
Computer Hardware	7.0%
Telecommunications	6.4%
Business Services	6.2%
Financial Services	6.1%
Consumer Products	5.2%
Entertainment	5.1%
U.S. Government Obligations	4.2%
Commercial Services	3.0%
Specialty Chemicals	2.7%
Equipment and Supplies	2.6%
Diversified Industrial	2.5%
Automotive: Parts and Accessories	1.5%
Aviation	1.0%
Electronics	0.6%
Broadcasting	0.4%
Other Assets and Liabilities (Net)	(0.3)%

100.0%

The Fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q, the last of which was filed for the quarter ended September 30, 2009. Shareholders may obtain this information at www.gabelli.com or by calling the Fund at 800-GABELLI (800-422-3554). The Fund’s Form N-Q is available on the SEC’s website at www.sec.gov and may also be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.
Proxy Voting
The Fund files Form N-PX with its complete proxy voting record for the twelve months ended June 30th, no later than August 31st of each year. A description of the Fund’s proxy voting policies, procedures, and how the Fund voted proxies relating to portfolio securities is available without charge, upon request, by (i) calling 800-GABELLI (800-422-3554); (ii) writing to The Gabelli Funds at One Corporate Center, Rye, NY 10580-1422; or (iii) visiting the SEC’s website at www.sec.gov.

5

The GAMCO Global Convertible Securities Fund
Schedule of Investments — December 31, 2009

Principal				Market
Amount			Cost	Value
		CONVERTIBLE CORPORATE BONDS — 87.1%
		Automotive: Parts and Accessories — 1.5%
$50,000		Johnson Controls Inc., Cv., 6.500%, 09/30/12	$50,290	$127,250

		Aviation — 1.0%
50,000		Textron Inc., Ser. TXT, Cv., 4.500%, 05/01/13	50,000	80,813

		Broadcasting — 0.4%
400,000		Citadel Broadcasting Corp., Sub. Deb. Cv., 4.000%, 02/15/11†	342,365	36,000

		Business Services — 6.2%
100,000		Akamai Technologies Inc., Cv., 1.000%, 12/15/33	223,462	167,250
350,000		The Interpublic Group of Companies Inc., Cv., 4.250%, 03/15/23	323,947	349,563

			547,409	516,813

		Commercial Services — 3.0%
300,000		The Providence Service Corp., Sub. Deb. Cv., 6.500%, 05/15/14	268,217	252,000

		Computer Hardware — 7.0%
700,000		SanDisk Corp., Cv., 1.000%, 05/15/13	478,649	587,125

		Consumer Products — 5.2%
300,000		Eastman Kodak Co., Cv., 7.000%, 04/01/17 (a)	287,782	275,250
200,000	(b)	Givaudan Nederland Finance BV, Cv., 5.375%, 03/01/10	163,983	157,454

			451,765	432,704

		Diversified Industrial — 2.5%
200,000		Griffon Corp., Sub. Deb. Cv., 4.000%, 01/15/17 (a)	200,000	211,750

		Electronics — 0.6%
52,000		Advanced Micro Devices Inc., Cv., 5.750%, 08/15/12	42,385	51,545

		Energy and Utilities — 14.4%
200,000		Cameron International Corp., Cv., 2.500%, 06/15/26	339,895	270,250
350,000		Covanta Holding Corp., Cv., 3.250%, 06/01/14 (a)	350,000	405,125
300,000		Ja Solar Holdings Co., Ltd., Cv., 4.500%, 05/15/13	287,132	235,500
300,000		Transocean Ltd., Ser. A, Cv., 1.625%, 12/15/37	344,859	298,500

			1,321,886	1,209,375

		Entertainment — 5.1%
300,000		Rovi Corp., Cv., 2.625%, 08/15/11	288,057	372,375
50,000		Take-Two Interactive Software Inc., Cv., 4.375%, 06/01/14	50,000	59,000

			338,057	431,375

		Equipment and Supplies — 2.6%
200,000		Danaher Corp., Cv., Zero Coupon, 01/22/21	237,126	221,000

		Financial Services — 6.1%
400,000		CompuCredit Holdings Corp., Cv., 3.625%, 05/30/25	301,890	150,000
300,000		Janus Capital Group Inc., Cv., 3.250%, 07/15/14	300,000	363,000

			601,890	513,000

		Health Care — 9.3%
200,000		Cephalon Inc., Ser. B, Sub. Deb. Cv., Zero Coupon, 06/15/33	239,672	228,250
400,000		Chemed Corp., Cv., 1.875%, 05/15/14	356,566	350,000
200,000		Kinetic Concepts Inc., Cv., 3.250%, 04/15/15 (a)	159,043	198,500

			755,281	776,750

		Metals and Mining — 13.1%
100,000		Alcoa Inc., Cv., 5.250%, 03/15/14	100,000	259,875
200,000		Kinross Gold Corp., Cv., 1.750%, 03/15/28 (a)	202,333	209,250
250,000		Newmont Mining Corp., Cv., 1.625%, 07/15/17	326,535	310,937
300,000		Vedanta Finance Jersey Ltd., Cv., 4.600%, 02/21/26	439,709	322,125

			1,068,577	1,102,187

		Specialty Chemicals — 2.7%
250,000		Ferro Corp., Cv., 6.500%, 08/15/13	124,212	223,125

		Telecommunications — 6.4%
50,000		American Tower Corp., Cv., 5.000%, 02/15/10	49,742	50,250
250,000		Level 3 Communications Inc., Cv., 2.875%, 07/15/10	244,434	244,062
20,000,000	(c)	Softbank Corp., Cv., 1.500%, 03/31/13	233,908	238,149

			528,084	532,461

		TOTAL CONVERTIBLE CORPORATE BONDS	7,406,193	7,305,273

See accompanying notes to financial statements.

6

The GAMCO Global Convertible Securities Fund
Schedule of Investments (Continued) — December 31, 2009

Principal			Market
Amount		Cost	Value
	CORPORATE BONDS — 2.0%
	Energy and Utilities — 2.0%
$200,000	Texas Competitive Electric Holdings Co. LLC, Ser. B (STEP), 10.250%, 11/01/15	$112,193	$163,000

Shares
	CONVERTIBLE PREFERRED STOCKS — 4.4%
	Metals and Mining — 4.4%
3,200	Freeport-McMoRan Copper & Gold Inc., 6.750% Cv. Pfd.	390,062	368,640

	COMMON STOCKS — 2.6%
	Health Care — 2.6%
8,000	IMS Health Inc.	170,240	168,480
1,000	Varian Inc.†	51,257	51,540

	TOTAL COMMON STOCKS	221,497	220,020

Principal
Amount
	U.S. GOVERNMENT OBLIGATIONS — 4.2%
	U.S. Treasury Bills — 1.9%
$160,000	U.S. Treasury Bill, 0.112%††, 05/13/10	159,937	159,933

	U.S. Treasury Cash Management Bills — 2.3%
190,000	U.S. Treasury Cash Management Bill, 0.167%††, 06/17/10	189,857	189,847

	TOTAL U.S. GOVERNMENT OBLIGATIONS	349,794	349,780

	TOTAL INVESTMENTS — 100.3%	$8,479,739	8,406,713

	Other Assets and Liabilities (Net) — (0.3)%		(23,419)

	NET ASSETS — 100.0%		$8,383,294

(a)	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2009, the market value of Rule 144A securities amounted to $1,299,875 or 15.51% of net assets.

(b)	Principal amount denoted in Swiss Francs. (c) Principal amount denoted in Japanese Yen.

†	Non-income producing security.

††	Represents annualized yield at date of purchase.

STEP	Step coupon bond. The rate disclosed is that in effect at December 31, 2009.

	% of
	Market	Market
Geographic Diversification	Value	Value
North America	85.1%	$7,154,985
Latin America	6.4	534,000
Europe	5.7	479,579
Japan	2.8	238,149

	100.0%	$8,406,713

See accompanying notes to financial statements.

7

The GAMCO Global Convertible Securities Fund
Statement of Assets and Liabilities
December 31, 2009

Assets:
Investments, at value (cost $8,479,739)	$8,406,713
Foreign currency, at value (cost $4)	4
Receivable for Fund shares sold	9,462
Receivable from Adviser	275
Dividends and interest receivable	76,565
Prepaid expenses	21,824

Total Assets	8,514,843

Liabilities:
Payable to custodian	68,099
Payable for Fund shares redeemed	4,806
Payable for distribution fees	1,862
Payable for legal and audit fees	25,650
Payable for shareholder communications expenses	17,115
Other accrued expenses	14,017

Total Liabilities	131,549

Net Assets applicable to 2,304,461 shares outstanding	$8,383,294

Net Assets Consist of:
Paid-in capital	$10,522,287
Accumulated distributions in excess of net investment income	(3,577)
Accumulated net realized loss on investments and foreign currency transactions	(2,062,675)
Net unrealized depreciation on investments	(73,026)
Net unrealized appreciation on foreign currency translations	285

Net Assets	$8,383,294

Shares of Capital Stock:
Class AAA:
Net Asset Value, offering, and redemption price per share ($7,680,801 ÷ 2,107,834 shares outstanding, at $0.001 par value; 75,000,000 shares authorized)	$3.64

Class A:
Net Asset Value and redemption price per share ($471,761 ÷ 129,176 shares outstanding, at $0.001 par value; 50,000,000 shares authorized)	$3.65

Maximum offering price per share (NAV ÷ 0.9425, based on maximum sales charge of 5.75% of the offering price)	$3.87

Class B:
Net Asset Value and offering price per share ($1,459 ÷ 446 shares outstanding, at $0.001 par value; 25,000,000 shares authorized)	$3.27 (a)

Class C:
Net Asset Value and offering price per share ($162,267 ÷ 48,690 shares outstanding, at $0.001 par value; 25,000,000 shares authorized)	$3.33 (a)

Class I:
Net Asset Value, offering, and redemption price per share ($67,006 ÷ 18,315 shares outstanding, at $0.001 par value; 25,000,000 shares authorized)	$3.66

(a) Redemption price varies based on the length of time held.

Statement of Operations For the Year Ended December 31, 2009

Investment Income:
Dividends (net of foreign taxes of $320)	$19,967
Interest	396,723

Total Investment Income	416,690

Expenses:
Investment advisory fees	70,591
Distribution fees — Class AAA	16,440
Distribution fees — Class A	761
Distribution fees — Class B	22
Distribution fees — Class C	1,255
Custodian fees	33,289
Shareholder communications expenses	30,151
Legal and audit fees	27,595
Registration expenses	23,684
Shareholder services fees	20,735
Tax expense	2,788
Directors’ fees	1,102
Interest expense	381
Miscellaneous expenses	9,593

Total Expenses	238,387

Less:
Expense reimbursement (See Note 3)	(93,206)

Net Expenses	145,181

Net Investment Income	271,509

Net Realized and Unrealized Gain/(Loss) on Investments and Foreign Currency:
Net realized loss on investments	(379,996)
Net realized loss on foreign currency transactions	(62)

Net realized loss on investments and foreign currency transactions	(380,058)

Net change in unrealized appreciation:
on investments	2,638,739
on foreign currency translations	134

Net change in unrealized appreciation on investments and foreign currency translations	2,638,873

Net Realized and Unrealized Gain/(Loss) on Investments and Foreign Currency	2,258,815

Net Increase in Net Assets Resulting from Operations	$2,530,324

See accompanying notes to financial statements.

8

The GAMCO Global Convertible Securities Fund
Statement of Changes in Net Assets

	Year Ended	Year Ended
	December 31, 2009	December 31, 2008
Operations:
Net investment income	$271,509	$136,145
Net realized loss on investments and foreign currency transactions	(380,058)	(1,349,084)
Net change in unrealized appreciation/depreciation on investments and foreign currency translations	2,638,873	(2,307,238)

Net Increase/(Decrease) in Net Assets Resulting from Operations	2,530,324	(3,520,177)

Distributions to Shareholders:
Net investment income
Class AAA	(290,133)	(197,833)
Class A	(12,599)	(7,065)
Class B	(83)	(482)
Class C	(4,698)	(2,027)
Class I	(2,234)	(1,348)

Total Distributions to Shareholders	(309,747)	(208,755)

Capital Share Transactions:
Class AAA	1,609,009	(1,772,190)
Class A	179,782	285,955
Class B	(3,035)	(27,015)
Class C	37,198	35,150
Class I	21,671	51,134

Net Increase/(Decrease) in Net Assets from Capital Share Transactions	1,844,625	(1,426,966)

Redemption Fees	3,232	348

Net Increase/(Decrease) in Net Assets	4,068,434	(5,155,550)

Net Assets:
Beginning of period	4,314,860	9,470,410

End of period (including undistributed net investment income of $0 and $32,612, respectively)	$8,383,294	$4,314,860

See accompanying notes to financial statements.

9

The GAMCO Global Convertible Securities Fund
Financial Highlights
Selected data for a share of capital stock outstanding throughout each year:

		Income												Ratios to Average
		from Investment Operations			Distributions									Net Assets/Supplemental Data
			Net
	Net Asset	Net	Realized and	Total		Net					Net Asset		Net Assets	Net	Operating	Operating
Period	Value,	Investment	Unrealized	from	Net	Realized	Return				Value,		End of	Investment	Expenses	Expenses	Portfolio
Ended	Beginning	Income	Gain (Loss) on	Investment	Investment	Gain on	of	Total	Redemption		End of	Total	Period	Income	Before	Net of	Turnover
December 31,	of Period	(Loss)(a)	Investments	Operations	Income	Investments	Capital	Distributions	Fees(a)		Period	Return†	(in 000’s)	(Loss)	Reimbursement	Reimbursement(b)(c)	Rate††
Class AAA
2009	$2.62	$0.12	$1.03	$1.15	$(0.13)	—	—	$(0.13)	$0.00	(d)	$3.64	44.7%	$7,681	3.87%	3.37%	2.04%	62%
2008	4.77	0.08	(2.11)	(2.03)	(0.12)	—	—	(0.12)	0.00	(d)	2.62	(43.2)	4,000	1.88	3.38	2.02	110
2007	5.48	(0.04)	0.16	0.12	(0.19)	$(0.51)	$(0.13)	(0.83)	0.00	(d)	4.77	2.1	9,294	(0.70)	2.46	2.12	141
2006	6.22	0.08	0.44	0.52	(0.10)	(1.16)	—	(1.26)	0.00	(d)	5.48	8.4	10,691	1.21	2.14	2.03	130
2005	6.26	0.04	0.40	0.44	(0.17)	(0.32)	—	(0.49)	0.01		6.22	8.0	13,781	0.63	2.11	2.03	58
Class A
2009	$2.63	$0.12	$1.03	$1.15	$(0.13)	—	—	$(0.13)	$0.00	(d)	$3.65	44.5%	$472	3.71%	3.37%	2.04%	62%
2008	4.78	0.10	(2.13)	(2.03)	(0.12)	—	—	(0.12)	0.00	(d)	2.63	(43.1)	196	2.78	3.38	2.02	110
2007	5.49	(0.04)	0.16	0.12	(0.19)	$(0.51)	$(0.13)	(0.83)	0.00	(d)	4.78	2.1	57	(0.69)	2.45	2.12	141
2006	6.23	0.08	0.44	0.52	(0.10)	(1.16)	—	(1.26)	0.00	(d)	5.49	8.4	49	1.24	2.14	2.03	130
2005	6.26	0.04	0.41	0.45	(0.17)	(0.32)	—	(0.49)	0.01		6.23	8.2	93	0.68	2.06	2.04	58
Class B
2009	$2.36	$0.10	$0.91	$1.01	$(0.10)	—	—	$(0.10)	$0.00	(d)	$3.27	43.7%	$1	3.53%	4.12%	2.79%	62%
2008	4.34	0.02	(1.88)	(1.86)	(0.12)	—	—	(0.12)	0.00	(d)	2.36	(43.6)	4	0.56	4.13	2.77	110
2007	5.10	(0.08)	0.15	0.07	(0.19)	$(0.51)	$(0.13)	(0.83)	0.00	(d)	4.34	1.3	37	(1.49)	3.21	2.87	141
2006	5.91	0.03	0.42	0.45	(0.10)	(1.16)	—	(1.26)	0.00	(d)	5.10	7.6	42	0.47	2.89	2.78	130
2005	6.01	(0.01)	0.39	0.38	(0.17)	(0.32)	—	(0.49)	0.01		5.91	7.3	73	(0.13)	2.84	2.78	58
Class C
2009	$2.41	$0.09	$0.94	$1.03	$(0.11)	—	—	$(0.11)	$0.00	(d)	$3.33	43.5%	$162	2.96%	4.12%	2.79%	62%
2008	4.43	0.04	(1.94)	(1.90)	(0.12)	—	—	(0.12)	0.00	(d)	2.41	(43.6)	86	1.11	4.13	2.77	110
2007	5.19	(0.09)	0.16	0.07	(0.19)	$(0.51)	$(0.13)	(0.83)	0.00	(d)	4.43	1.2	82	(1.65)	3.19	2.87	141
2006	5.99	0.04	0.42	0.46	(0.10)	(1.16)	—	(1.26)	0.00	(d)	5.19	7.8	164	0.57	2.90	2.78	130
2005	6.09	0.00 (d)	0.38	0.38	(0.17)	(0.32)	—	(0.49)	0.01		5.99	7.2	145	(0.01)	2.91	2.78	58
Class I
2009	$2.63	$0.13	$1.04	$1.17	$(0.14)	—	—	$(0.14)	$0.00	(d)	$3.66	45.2%	$67	3.97%	3.12%	1.79%	62%
2008(e)	4.62	0.08	(1.95)	(1.87)	(0.12)	—	—	(0.12)	0.00	(d)	2.63	(41.2)	29	2.14 (f)	3.13 (f)	1.77 (f)	110

†	Total return represents aggregate total return of a hypothetical $1,000 investment at the beginning of the period and sold at the end of the period including reinvestment of distributions and does not reflect the applicable sales charges. Total return for a period of less than one year is not annualized.

††	Effective in 2008, a change in accounting policy was adopted with regard to the calculation of the portfolio turnover rate to include cash proceeds due to mergers. Had this policy been adopted retroactively, the portfolio turnover rate for the years ended 2007, 2006, and 2005 would have been as shown.

(a)	Per share amounts have been calculated using the average shares outstanding method.

(b)	The Fund incurred interest expense during the years ended December 31, 2008, 2007, 2006, and 2005. If interest expense had not been incurred, the ratios of operating expenses to average net assets would have been 2.00%, 2.00%, 2.00%, and 2.00% (Class AAA and Class A), 2.75%, 2.75%, 2.75%, and 2.75% (Class B and Class C), and 1.75% (Class I), respectively. For the year ended December 31, 2009, the effect of the interest expense was minimal. The Fund also incurred tax expense during the year ended December 31, 2009. If tax expense had not been incurred, the ratios of operating expenses to average net assets would have been 2.00% (Class AAA and Class A), 2.75% (Class B and Class C), and 1.75% (Class I), respectively.

(c)	The ratios do not include a reduction of expenses for custodian fee credits on cash balances maintained with the custodian. Including such custodian fee credits, the expense ratios for the years ended December 31, 2006 and 2005 would have been 2.02% and 2.03% (Class AAA), 2.02% and 2.03% (Class A), 2.77% and 2.78% (Class B), and 2.77% and 2.78% (Class C), respectively. For the years ended December 31, 2008 and 2007, the effect of the custodian fee credits was minimal. For the year ended December 31, 2009, there were no custodian fee credits.

(d)	Amount represents less than $0.005 per share.

(e)	From the commencement of offering Class I Shares on January 11, 2008 through December 31, 2008.

(f)	Annualized.
See accompanying notes to financial statements.

10

The GAMCO Global Convertible Securities Fund
Notes to Financial Statements
1. Organization. The GAMCO Global Convertible Securities Fund (the “Fund”), a series of GAMCO Global Series Funds, Inc. (the “Corporation”), was organized on July 16, 1993 as a Maryland corporation. The Fund is a non-diversified open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”), and one of four separately managed portfolios (collectively, the “Portfolios”) of the Corporation. The Fund’s primary objective is to obtain a high level of total return through a combination of income and capital appreciation. The Fund commenced investment operations on February 3, 1994.
2. Significant Accounting Policies. The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) has become the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the SEC under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The ASC has superseded all existing non-SEC accounting and reporting standards. The Fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.
Security Valuation. Portfolio securities listed or traded on a nationally recognized securities exchange or traded in the U.S. over-the-counter market for which market quotations are readily available are valued at the last quoted sale price or a market’s official closing price as of the close of business on the day the securities are being valued. If there were no sales that day, the security is valued at the average of the closing bid and asked prices or, if there were no asked prices quoted on that day, then the security is valued at the closing bid price on that day. If no bid or asked prices are quoted on such day, the security is valued at the most recently available price or, if the Board of Directors (the “Board”) so determines, by such other method as the Board shall determine in good faith to reflect its fair market value. Portfolio securities traded on more than one national securities exchange or market are valued according to the broadest and most representative market, as determined by Gabelli Funds, LLC (the “Adviser”).
Portfolio securities primarily traded on a foreign market are generally valued at the preceding closing values of such securities on the relevant market, but may be fair valued pursuant to procedures established by the Board if market conditions change significantly after the close of the foreign market but prior to the close of business on the day the securities are being valued. Debt instruments with remaining maturities of sixty days or less that are not credit impaired are valued at amortized cost, unless the Board determines such amount does not reflect the securities’ fair value, in which case these securities will be fair valued as determined by the Board. Debt instruments having a maturity greater than sixty days for which market quotations are readily available are valued at the average of the latest bid and asked prices. If there were no asked prices quoted on such day, the security is valued using the closing bid price. Futures contracts are valued at the closing settlement price of the exchange or board of trade on which the applicable contract is traded.
Securities and assets for which market quotations are not readily available are fair valued as determined by the Board. Fair valuation methodologies and procedures may include, but are not limited to: analysis and review of available financial and non-financial information about the company; comparisons with the valuation and changes in valuation of similar securities, including a comparison of foreign securities with the equivalent U.S. dollar value American Depositary Receipt securities at the close of the U.S. exchange; and evaluation of any other information that could be indicative of the value of the security.

11

The GAMCO Global Convertible Securities Fund
Notes to Financial Statements (Continued)
The inputs and valuation techniques used to measure fair value of the Fund’s investments are summarized into three levels as described in the hierarchy below:
•	Level 1 — quoted prices in active markets for identical securities;

•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.); and

•	Level 3 — significant unobservable inputs (including the Fund’s determinations as to the fair value of investments).
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The summary of the Fund’s investments by inputs used to value the Fund’s investments as of December 31, 2009 is as follows:

	Valuation Inputs
	Level 1	Level 2 Other Significant	Total Market Value
	Quoted Prices	Observable Inputs	at 12/31/09
INVESTMENTS IN SECURITIES:
ASSETS (Market Value):
Convertible Corporate Bonds	—	$7,305,273	$7,305,273
Corporate Bonds	—	163,000	163,000
Convertible Preferred Stocks (a)	$368,640	—	368,640
Common Stocks (a)	220,020	—	220,020
U.S. Government Obligations	—	349,780	349,780

TOTAL INVESTMENTS IN SECURITIES	$588,660	$7,818,053	$8,406,713

(a)	Please refer to the Schedule of Investments for the industry classifications of these portfolio holdings.
There were no Level 3 investments held at December 31, 2009 or December 31, 2008.
Derivative Financial Instruments.
The Fund may engage in various portfolio investment strategies by investing in a number of derivative financial instruments for the purpose of hedging against changes in the value of its portfolio securities and in the value of securities it intends to purchase or hedging against a specific transaction with respect to either the currency in which the transaction is denominated or another currency. Investing in certain derivative financial instruments, including participation in the options, futures, or swap markets, entails certain execution, liquidity, hedging, tax, and securities, interest, credit, or currency market risks. Losses may arise if the Adviser’s prediction of movements in the direction of the securities, foreign currency, and interest rate markets is inaccurate. Losses may also arise if the counterparty does not perform its duties under a contract, or that, in the event of default, the Fund may be delayed in or prevented from obtaining payments or other contractual remedies owed to it under derivative contracts. The creditworthiness of the counterparties is closely monitored in order to minimize these risks. Participation in derivative transactions involves investment risks, transaction costs, and potential losses to which the Fund would not be subject absent the use of these strategies. The consequences of these risks, transaction costs, and losses may have a negative impact on the Fund’s ability to pay distributions.

12

The GAMCO Global Convertible Securities Fund
Notes to Financial Statements (Continued)
     Futures Contracts. The Fund may engage in futures contracts for the purpose of hedging against changes in the value of its portfolio securities and in the value of securities it intends to purchase. Upon entering into a futures contract, the Fund is required to deposit with the broker an amount of cash or cash equivalents equal to a certain percentage of the contract amount. This is known as the “initial margin.” Subsequent payments (“variation margin”) are made or received by the Fund each day, depending on the daily fluctuations in the value of the contract, which are included in unrealized appreciation/depreciation on investments and futures contracts. The Fund recognizes a realized gain or loss when the contract is closed.
There are several risks in connection with the use of futures contracts as a hedging instrument. The change in value of futures contracts primarily corresponds with the value of their underlying instruments, which may not correlate with the change in value of the hedged investments. In addition, there is the risk that the Fund may not be able to enter into a closing transaction because of an illiquid secondary market. During the year ended December 31, 2009, the Fund had no investments in futures contracts.
     Forward Foreign Exchange Contracts. The Fund may engage in forward foreign exchange contracts for the purpose of hedging a specific transaction with respect to either the currency in which the transaction is denominated or another currency as deemed appropriate by the Adviser. Forward foreign exchange contracts are valued at the forward rate and are marked-to-market daily. The change in market value is included in unrealized appreciation/depreciation on investments and foreign currency translations. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.
The use of forward foreign exchange contracts does not eliminate fluctuations in the underlying prices of the Fund’s portfolio securities, but it does establish a rate of exchange that can be achieved in the future. Although forward foreign exchange contracts limit the risk of loss due to a decline in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency increase. In addition, the Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts. During the year ended December 31, 2009, the Fund had no investments in forward foreign exchange contracts.
Repurchase Agreements. The Fund may enter into repurchase agreements with primary government securities dealers recognized by the Federal Reserve Board, with member banks of the Federal Reserve System, or with other brokers or dealers that meet credit guidelines established by the Adviser and reviewed by the Board. Under the terms of a typical repurchase agreement, the Fund takes possession of an underlying debt obligation subject to an obligation of the seller to repurchase, and the Fund to resell, the obligation at an agreed-upon price and time, thereby determining the yield during the Fund’s holding period. It is the policy of the Fund to always receive and maintain securities as collateral whose market value, including accrued interest, is at least equal to 102% of the dollar amount invested by the Fund in each agreement. The Fund will make payment for such securities only upon physical delivery or upon evidence of book entry transfer of the collateral to the account of the custodian. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market on a daily basis to maintain the adequacy of the collateral. If the seller defaults and the value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited. At December 31, 2009, there were no open repurchase agreements.

13

The GAMCO Global Convertible Securities Fund
Notes to Financial Statements (Continued)
Foreign Currency Translations. The books and records of the Fund are maintained in U.S. dollars. Foreign currencies, investments, and other assets and liabilities are translated into U.S. dollars at the current exchange rates. Purchases and sales of investment securities, income, and expenses are translated at the exchange rate prevailing on the respective dates of such transactions. Unrealized gains and losses that result from changes in foreign exchange rates and/or changes in market prices of securities have been included in unrealized appreciation/depreciation on investments and foreign currency translations. Net realized foreign currency gains and losses resulting from changes in exchange rates include foreign currency gains and losses between trade date and settlement date on investment securities transactions, foreign currency transactions, and the difference between the amounts of interest and dividends recorded on the books of the Fund and the amounts actually received. The portion of foreign currency gains and losses related to fluctuation in exchange rates between the initial trade date and subsequent sale trade date is included in realized gain/loss on investments.
Foreign Securities. The Fund may directly purchase securities of foreign issuers. Investing in securities of foreign issuers involves special risks not typically associated with investing in securities of U.S. issuers. The risks include possible revaluation of currencies, the inability to repatriate funds, less complete financial information about companies, and possible future adverse political and economic developments. Moreover, securities of many foreign issuers and their markets may be less liquid and their prices more volatile than those of securities of comparable U.S. issuers.
Foreign Taxes. The Fund may be subject to foreign taxes on income, gains on investments, or currency repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests.
Securities Transactions and Investment Income. Securities transactions are accounted for on the trade date with realized gain or loss on investments determined by using the identified cost method. Interest income (including amortization of premium and accretion of discount) is recorded on the accrual basis. Premiums and discounts on debt securities are amortized using the effective yield to maturity method. Dividend income is recorded on the ex-dividend date except for certain dividends which are recorded as soon as the Fund is informed of the dividend.
Determination of Net Asset Value and Calculation of Expenses. Certain administrative expenses are common to, and allocated among, various affiliated funds. Such allocations are made on the basis of each fund’s average net assets or other criteria directly affecting the expenses as determined by the Adviser pursuant to procedures established by the Board.
In calculating the NAV per share of each class, investment income, realized and unrealized gains and losses, redemption fees, and expenses other than class specific expenses are allocated daily to each class of shares based upon the proportion of net assets of each class at the beginning of each day. Distribution expenses are borne solely by the class incurring the expense.
Custodian Fee Credits and Interest Expense. When cash balances are maintained in the custody account, the Fund receives credits which are used to offset custodian fees. The gross expenses paid under the custody arrangement are included in custodian fees in the Statement of Operations with the corresponding expense offset, if any, shown as “custodian fee credits.” When cash balances are overdrawn, the Fund is charged an overdraft fee equal to 2.00% above the federal funds rate on outstanding balances. This amount, if any, would be included in “interest expense” in the Statement of Operations.

14

The GAMCO Global Convertible Securities Fund
Notes to Financial Statements (Continued)
Distributions to Shareholders. Distributions to shareholders are recorded on the ex-dividend date. Distributions to shareholders are based on income and capital gains as determined in accordance with federal income tax regulations, which may differ from income and capital gains as determined under U.S. generally accepted accounting principles. These differences are primarily due to differing treatments of income and gains on various investment securities and foreign currency transactions held by the Fund and timing differences. Distributions from net investment income for federal income tax purposes include net realized gains on foreign currency transactions. These book/tax differences are either temporary or permanent in nature. To the extent these differences are permanent, adjustments are made to the appropriate capital accounts in the period when the differences arise. Permanent differences were primarily due to tax treatment of currency gains and losses and non-deductible excise tax. These reclassifications have no impact on the NAV of the Fund. For the year ended December 31, 2009, reclassifications were made to decrease accumulated distributions in excess of net investment income by $2,049 and decrease accumulated net realized loss on investments and foreign currency transactions by $739, with an offsetting adjustment to additional paid in capital.
The tax character of distributions paid during the years ended December 31, 2009 and December 31, 2008 was $309,747 and $208,755 of ordinary income.
Provision for Income Taxes. The Fund intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”). It is the policy of the Fund to comply with the requirements of the Code applicable to regulated investment companies and to distribute substantially all of its net investment company taxable income and net capital gains. Therefore, no provision for federal income taxes is required.
At December 31, 2009, the components of accumulated earnings/losses on a tax basis were as follows:

Accumulated capital loss carryforwards	$(2,062,653)
Undistributed ordinary income	2,114
Net unrealized depreciation on investments and foreign currency translations	(81,625)
Other temporary differences*	3,171

Total	$(2,138,993)

*	Other temporary differences are primarily due to reversal of income accruals from bonds.
At December 31, 2009, the Fund had net capital loss carryforwards for federal income tax purposes of $2,062,653, which are available to reduce future required distributions of net capital gains to shareholders. $1,682,742 is available through 2016; and $379,911 is available through 2017.
At December 31, 2009, the difference between book basis and tax basis unrealized depreciation was primarily due to deferral of losses from wash sales for tax purposes and taxable bond premiums added back for current and prior years.
The following summarizes the tax cost of investments and the related unrealized appreciation/depreciation at December 31, 2009:

		Gross	Gross
		Unrealized	Unrealized	Net Unrealized
	Cost	Appreciation	Depreciation	Depreciation
Investments	$8,488,623	$875,882	$(957,792)	$(81,910)

15

The GAMCO Global Convertible Securities Fund
Notes to Financial Statements (Continued)
The Fund is required to evaluate tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Income tax and related interest and penalties would be recognized by the Fund as tax expense in the Statement of Operations if the tax positions were deemed to not meet the more-likely-than-not threshold. For the year ended December 31, 2009, the Fund did not incur any interest or penalties. As of December 31, 2009, the Adviser has reviewed all open tax years and concluded that there was no impact to the Fund’s net assets or results of operations. Tax years ended December 31, 2007 through December 31, 2009, remain subject to examination by the Internal Revenue Service and state taxing authorities. On an ongoing basis, the Adviser will monitor its tax positions to determine if adjustments to this conclusion are necessary.
3. Investment Advisory Agreement and Other Transactions. The Fund has entered into an investment advisory agreement (the “Advisory Agreement”) with the Adviser which provides that the Fund will pay the Adviser a fee, computed daily and paid monthly, at the annual rate of 1.00% of the value of its average daily net assets. In accordance with the Advisory Agreement, the Adviser provides a continuous investment program for the Fund’s portfolio, oversees the administration of all aspects of the Fund’s business and affairs, and pays the compensation of all Officers and Directors of the Fund who are affiliated persons of the Adviser. The Adviser has voluntarily agreed to waive the investment advisory fee of the Fund to the extent necessary to maintain the annualized total net operating expenses (exclusive of brokerage, acquired fund fees and expenses, interest, taxes, and extraordinary expenses) at no more than 2.00%, 2.00%, 2.75%, 2.75%, and 1.75% of average daily net assets for Class AAA, Class A, Class B, Class C, and Class I, respectively. For the year ended December 31, 2009, the Adviser reimbursed the Fund in the amount of $93,206. Such amount is not recoverable in future years.
If total net assets of the Corporation are in excess of $100 million, the Corporation pays each Director who is not considered to be an affiliated person an annual retainer of $3,000 plus $500 for each Board meeting attended and each Director is reimbursed by the Corporation for any out of pocket expenses incurred in attending meetings. If total net assets of the Corporation are below $100 million, the Corporation pays each Independent Director an annual retainer of $1,500 plus $500 for each Board meeting attended and each Director is reimbursed by the Corporation for any out of pocket expenses incurred in attending meetings. All Board committee members receive $500 per meeting attended and the Chairman of the Audit Committee and the Lead Director each receive an annual fee of $1,000. A Director may receive a single meeting fee, allocated among the participating funds, for participation in certain meetings held on behalf of multiple funds. Directors who are directors or employees of the Adviser or an affiliated company receive no compensation or expense reimbursement from the Corporation.
4. Distribution Plan. The Fund’s Board has adopted a distribution plan (the “Plan”) for each class of shares, except for Class I Shares, pursuant to Rule 12b-1 under the 1940 Act. Gabelli & Company, Inc. (“Gabelli & Company”), an affiliate of the Adviser, serves as distributor of the Fund. Under the Class AAA, Class A, Class B, and Class C Share Plans, payments are authorized to Gabelli & Company at annual rates of 0.25%, 0.25%, 1.00%, and 1.00%, respectively, of the average daily net assets of those classes, the annual limitations under each Plan. Such payments are accrued daily and paid monthly.
5. Portfolio Securities. Purchases and sales of securities for the year ended December 31, 2009, other than short-term securities and U.S. Government obligations, aggregated $5,678,170 and $3,902,234, respectively.

16

The GAMCO Global Convertible Securities Fund
Notes to Financial Statements (Continued)
6. Transactions with Affiliates. During the year ended December 31, 2009, the Fund paid brokerage commissions on security trades of $1,002 to Gabelli & Company. Additionally, Gabelli & Company informed the Fund that it retained $165 from investors representing commissions (sales charges and underwriting fees) on sales and redemptions of Fund shares.
The cost of calculating the Fund’s NAV per share is a Fund expense pursuant to the Advisory Agreement between the Fund and the Adviser. The Adviser did not seek a reimbursement during the year ended December 31, 2009.
7. Line of Credit. The Fund participates in an unsecured line of credit of up to $75,000,000 under which it may borrow up to 10% of its net assets from the custodian for temporary borrowing purposes. Borrowings under this arrangement bear interest at the higher of the sum of the overnight LIBOR plus 100 basis points or the sum of the federal funds rate plus 100 basis points at the time of borrowing. This amount, if any, would be included in “interest expense” in the Statement of Operations. At December 31, 2009, there were no borrowings outstanding under the line of credit.
The average daily amount of borrowings outstanding under the line of credit in during the year ended December 31, 2009 was $17,689 with a weighted average interest rate of 1.18%. The maximum amount borrowed at any time during the year ended December 31, 2009 was $379,000.
8. Capital Stock. The Fund offers five classes of shares — Class AAA Shares, Class A Shares, Class B Shares, Class C Shares, and Class I Shares. Class AAA Shares are offered without a front-end sales charge only to investors who acquire them directly from Gabelli & Company, through selected broker/dealers, or the transfer agent. Class I Shares are offered to foundations, endowments, institutions, and employee benefit plans without a sales charge. Class A Shares are subject to a maximum front-end sales charge of 5.75%. Class B Shares are subject to a contingent deferred sales charge (“CDSC”) upon redemption within six years of purchase and automatically convert to Class A Shares approximately eight years after the original purchase. The applicable CDSC is equal to a declining percentage of the lesser of the NAV per share at the date of the original purchase or at the date of redemption, based on the length of time held. Class C Shares are subject to a 1.00% CDSC for one year after purchase. Class B Shares are available only through exchange of Class B Shares of other funds distributed by Gabelli & Company. Class I Shares were first issued on January 11, 2008.
The Fund imposes a redemption fee of 2.00% on all classes of shares that are redeemed or exchanged on or before the seventh day after the date of a purchase. The redemption fee is deducted from the proceeds otherwise payable to the redeeming shareholders and is retained by the Fund. The redemption fees retained by the Fund during the years ended December 31, 2009 and December 31, 2008 amounted to $3,232, and $348, respectively.
The redemption fee does not apply to redemptions of shares where (i) the shares were purchased through automatic reinvestment of distributions, (ii) the redemption was initiated by the Fund, (iii) the shares were purchased through programs that collect the redemption fee at the program level and remit them to the Fund, or (iv) the shares were purchased through programs that the Adviser determines to have appropriate anti-short-term trading policies in place or as to which the Adviser has received assurances that look-through redemption fee procedures or effective anti-short-term trading policies and procedures are in place.

17

The GAMCO Global Convertible Securities Fund
Notes to Financial Statements (Continued)
Transactions in shares of capital stock were as follows:

	Year Ended		Year Ended
	December 31, 2009		December 31, 2008*
	Shares	Amount	Shares	Amount
Class AAA
Shares sold	2,392,236	$7,237,716	104,223	$403,685
Shares issued upon reinvestment of distributions	86,461	273,175	48,768	178,477
Shares redeemed	(1,894,850)	(5,901,882)	(575,938)	(2,354,352)

Net increase/(decrease)	583,847	$1,609,009	(422,947)	$(1,772,190)

Class A
Shares sold	60,175	$199,839	62,919	$287,520
Shares issued upon reinvestment of distributions	1,356	4,456	369	1,337
Shares redeemed	(6,909)	(24,513)	(724)	(2,902)

Net increase	54,622	$179,782	62,564	$285,955

Class B
Shares issued upon reinvestment of distributions	30	$88	100	$361
Shares redeemed	(1,163)	(3,123)	(7,147)	(27,376)

Net decrease	(1,133)	$(3,035)	(7,047)	$(27,015)

Class C
Shares sold	23,071	$64,512	25,866	$63,487
Shares issued upon reinvestment of distributions	499	1,483	246	859
Shares redeemed	(10,579)	(28,797)	(8,853)	(29,196)

Net increase	12,991	$37,198	17,259	$35,150

Class I
Shares sold	8,794	$26,906	13,028	$59,870
Shares issued upon reinvestment of distributions	692	2,234	369	1,348
Shares redeemed	(2,269)	(7,469)	(2,299)	(10,084)

Net increase	7,217	$21,671	11,098	$51,134

*	From the commencement of offering Class I Shares on January 11, 2008.

9. Indemnifications. The Fund enters into contracts that contain a variety of indemnifications. The Fund’s maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

18

The GAMCO Global Convertible Securities Fund
Notes to Financial Statements (Continued)
10. Other Matters. On April 24, 2008, the Adviser entered into an administrative settlement with the SEC to resolve the SEC’s inquiry regarding prior frequent trading activity in shares of the Fund by one investor who was banned from the Fund in August 2002. In the settlement, the SEC found that the Adviser had violated Section 206(2) of the Investment Advisers Act, Section 17(d) of the 1940 Act, and Rule 17d-1 thereunder, and had aided and abetted and caused violations of Section 12(d)(1)(B)(i) of the 1940 Act. Under the terms of the settlement, the Adviser, while neither admitting nor denying the SEC’s findings and allegations, agreed, among other things, to pay the previously reserved total of $16 million (including a $5 million penalty), of which at least $11 million will be distributed to shareholders of the Fund in accordance with a plan developed by an independent distribution consultant and approved by the independent directors of the Fund and the staff of the SEC, and to cease and desist from future violations of the above referenced federal securities laws. The settlement will not have a material adverse impact on the Adviser or its ability to fulfill its obligations under the Advisory Agreement. On the same day, the SEC filed a civil action against the Executive Vice President and Chief Operating Officer of the Adviser, alleging violations of certain federal securities laws arising from the same matter. The officer is also an officer of the Fund and other funds in the Gabelli/GAMCO fund complex including the Fund. The officer denies the allegations and is continuing in his positions with the Adviser and the funds. The Adviser currently expects that any resolution of the action against the officer will not have a material adverse impact on the Fund or the Adviser or its ability to fulfill its obligations under the Advisory Agreement.
11. Subsequent Events. Management has evaluated the impact on the Fund of events occurring subsequent to December 31, 2009 through February 25, 2010, the date the financial statements were issued, and has determined that there were no subsequent events requiring recognition or disclosure in the financial statements.

19

The GAMCO Global Convertible Securities Fund
Report of Independent Registered Public Accounting Firm
To the Shareholders and Board of Directors of GAMCO Global Series Funds, Inc.
We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of The GAMCO Global Convertible Securities Fund (the “Fund”), a series of GAMCO Global Series Funds, Inc., as of December 31, 2009, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.
We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Fund’s internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2009, by correspondence with the Fund’s custodian. We believe that our audits provide a reasonable basis for our opinion.
In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of The GAMCO Global Convertible Securities Fund, a series of GAMCO Global Series Funds, Inc., at December 31, 2009, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.

Philadelphia, Pennsylvania
February 25, 2010

20

The GAMCO Global Convertible Securities Fund
Board Consideration and Re-Approval of Investment Advisory Agreement (Unaudited)
During the six months ended December 31, 2009, the Board of Directors of the Corporation approved the continuation of the investment advisory agreement with the Adviser for the Fund on the basis of the recommendation by the directors (the “Independent Board Members”) who are not “interested persons” of the Fund. The following paragraphs summarize the material information and factors considered by the Independent Board Members as well as their conclusions relative to such factors.
Nature, Extent, and Quality of Services. The Independent Board Members considered information regarding the portfolio managers, the depth of the analyst pool available to the Adviser and the Fund’s portfolio managers, the scope of supervisory, administrative, shareholder, and other services supervised or provided by the Adviser and the absence of significant service problems reported to the Board. The Independent Board Members noted the experience, length of service, and reputation of the Fund’s portfolio managers.
Investment Performance. The Independent Board Members reviewed the short and medium-term performance of the Fund against a peer group of convertible securities funds, noting that the Fund’s performance for the one, three and five year periods was poor. The Independent Board Members also acknowledged the limitations of the peer group selected because there was only one other dedicated global convertible fund in the peer group.
Profitability. The Independent Board Members reviewed summary data regarding the lack of profitability of the Fund to the Adviser both with an administrative overhead charge and without such a charge. The Independent Board Members also noted that an affiliated broker of the Adviser received distribution fees and minor amounts of sales commissions.
Economies of Scale. The Independent Board Members discussed the major elements of the Adviser’s cost structure and the relationship of those elements to potential economies of scale and reviewed rudimentary data relating to the impact of 20% growth in the Fund on the Adviser’s profitability.
Sharing of Economies of Scale. The Independent Board Members noted that the investment management fee schedule for the Fund does not take into account any potential economies of scale that may develop.
Service and Cost Comparisons. The Independent Board Members compared the expense ratios of the investment management fee, other expenses and total expenses of the Fund with similar expense ratios of the peer group of convertible securities funds and noted that the Adviser’s management fee includes substantially all administrative services of the Fund as well as investment advisory services. The Independent Board Members noted that the Fund’s expense ratios, after voluntary expense reimbursements, were significantly higher than and the Fund’s size was significantly lower than average within this group. The Independent Board Members also noted that all but one of the peer group were domestic convertible funds, thereby limiting the usefulness of peer group comparisons. The Independent Board Members compared the management fee for other funds managed by the Adviser and noted that neither the Adviser nor any of its affiliates manage other global convertible securities accounts.
Conclusions. The Independent Board Members concluded that the Fund enjoyed highly experienced portfolio management services and good ancillary services, but had a relatively poor performance record. The Independent Board Members also concluded that the Fund’s expense ratios were reasonable, particularly in light of the lack of profitability to the Adviser of managing the Fund, and that economies of scale were not a significant factor in their thinking at this time. The Independent Board Members did not view the potential profitability of ancillary services as material to their decision. On the basis of the foregoing and without assigning particular weight to any single conclusion, the Independent Board Members determined to recommend continuation of the investment management agreement to the full Board.

21

The GAMCO Global Convertible Securities Fund
Additional Fund Information (Unaudited)
The business and affairs of the Corporation are managed under the direction of the Corporation’s Board of Directors. Information pertaining to the Directors and officers of the Corporation is set forth below. The Fund’s Statement of Additional Information includes additional information about the Fund’s Directors and is available without charge, upon request, by calling 800-GABELLI (800-422-3554) or by writing to The GAMCO Global Convertible Securities Fund at One Corporate Center, Rye, NY 10580-1422.

	Term of	Number of
Name, Position(s)	Office and	Funds in Fund
Address[1]	Length of	Complex Overseen	Principal Occupation(s)	Other Directorships
and Age	Time Served[2]	by Director	During Past Five Years	Held by Director[4]
INTERESTED DIRECTORS[3]:
Mario J. Gabelli Director and Chief Investment Officer Age: 67	Since 1993	26	Chairman and Chief Executive Officer of GAMCO Investors, Inc. and Chief Investment Officer — Value Portfolios of Gabelli Funds, LLC and GAMCO Asset Management Inc.; Director/Trustee or Chief Investment Officer of other registered investment companies in the Gabelli/GAMCO Funds complex; Chairman and Chief Executive Officer of GGCP, Inc.	Director of Morgan Group Holdings, Inc. (holding company); Chairman of the Board of LICT Corp. (multimedia and communication services company); Director of CIBL, Inc. (broadcasting and wireless communications)

John D. Gabelli Director Age: 65	Since 1993	10	Senior Vice President of Gabelli & Company, Inc.	—

INDEPENDENT DIRECTORS[5]:
E. Val Cerutti Director Age: 70	Since 2001	7	Chief Executive Officer of Cerutti Consultants, Inc.	Director of The LGL Group, Inc. (diversified manufacturing)

Anthony J. Colavita Director Age: 74	Since 1993	34	President of the law firm of Anthony J. Colavita, P.C.	—

Arthur V. Ferrara Director Age: 79	Since 2001	8	Former Chairman of the Board and Chief Executive Officer of The Guardian Life Insurance Company of America (1993-1995)	—

Werner J. Roeder, MD Director Age: 69	Since 1993	22	Medical Director of Lawrence Hospital and practicing private physician	—

Anthonie C. van Ekris Director Age: 75	Since 1993	20	Chairman of BALMAC International, Inc. (commodities and futures trading)	—

Salvatore J. Zizza Director Age: 64	Since 2004	28	Chairman of Zizza & Co., Ltd. (consulting)	Director of Hollis-Eden Pharmaceuticals (biotechnology); Director of Trans-Lux Corporation (business services)

22

The GAMCO Global Convertible Securities Fund
Additional Fund Information (Continued) (Unaudited)

Term of
Name, Position(s)	Office and
Address[1]	Length of	Principal Occupation(s)
and Age	Time Served[2]	During Past Five Years
OFFICERS:
Bruce N. Alpert President and Secretary Age: 58	Since 2003	Executive Vice President and Chief Operating Officer of Gabelli Funds, LLC since 1988 and an officer of all of the registered investment companies in the Gabelli/GAMCO Funds complex. Director and President of Teton Advisors, Inc. 1998 through 2008; Chairman of Teton Advisors, Inc. since 2008; Senior Vice President of GAMCO Investors, Inc. since 2008

Agnes Mullady Treasurer Age: 51	Since 2006	Senior Vice President of GAMCO Investors, Inc. since 2009; Vice President of Gabelli Funds, LLC since 2007; Officer of all of the registered investment companies in the Gabelli/GAMCO Funds complex; Senior Vice President of U.S. Trust Company, N.A. and Treasurer and Chief Financial Officer of Excelsior Funds from 2004 through 2005

Peter D. Goldstein Chief Compliance Officer Age: 56	Since 2004	Director of Regulatory Affairs at GAMCO Investors, Inc. since 2004; Chief Compliance Officer of all of the registered investment companies in the Gabelli/GAMCO Funds complex

[1]	Address: One Corporate Center, Rye, NY 10580-1422, unless otherwise noted.

[2]	Each Director will hold office for an indefinite term until the earliest of (i) the next meeting of shareholders, if any, called for the purpose of considering the election or re-election of such Director and until the election and qualification of his or her successor, if any, elected at such meeting, or (ii) the date a Director resigns or retires, or a Director is removed by the Board of Directors or shareholders, in accordance with the Corporation’s By-Laws and Articles of Incorporation. Each officer will hold office for an indefinite term until the date he or she resigns or retires or until his or her successor is elected and qualified.

[3]	“Interested person” of the Corporation as defined in the 1940 Act. Messrs. Gabelli are each considered an “interested person” because of their affiliation with Gabelli Funds, LLC which acts as the Corporation’s investment adviser. Mario J. Gabelli and John D. Gabelli are brothers.

[4]	This column includes only directorships of companies required to report to the SEC under the Securities Exchange Act of 1934, as amended (i.e. public companies) or other investment companies registered under the 1940 Act.

[5]	Directors who are not interested persons are considered “Independent” Directors.

2009 TAX NOTICE TO SHAREHOLDERS (Unaudited)
For the year ended December 31, 2009, the Fund paid to shareholders ordinary income distributions (comprised of net investment income) totaling $0.1295, $0.1296, $0.1045, $0.1090, and $0.1371 per share for Class AAA, Class A, Class B, Class C, and Class I, respectively. For the year ended December 31, 2009, 26.55% of the ordinary income distribution qualifies for the dividends received deduction available to corporations. The Fund designates 13.87% of the ordinary income distribution as qualified dividend income pursuant to the Jobs and Growth Tax Relief Reconciliation Act of 2003.
U.S. Government Income
The percentage of the ordinary income distribution paid by the Fund during 2009 which was derived from U.S. Treasury securities was 0.20%. Such income is exempt from state and local tax in all states. However, many states, including New York and California, allow a tax exemption for a portion of the income earned only if a mutual fund has invested at least 50% of its assets at the end of each quarter of the Fund’s fiscal year in U.S. Government securities. The GAMCO Global Convertible Securities Fund did not meet this strict requirement in 2009. The percentage of U.S. Government securities held as of December 31, 2009 was 4.17%. Due to the diversity in state and local tax law, it is recommended that you consult your personal tax adviser as to the applicability of the information provided to your specific situation.

All designations are based on financial information available as of the date of this annual report and, accordingly, are subject to change. For each item, it is the intention of the Fund to designate the maximum amount permitted under the Internal Revenue Code and the regulations thereunder.

23

GAMCO Global Series Funds, Inc.
The GAMCO Global Convertible Securities Fund
One Corporate Center
Rye, New York 10580-1422
800-GABELLI
800-422-3554
fax: 914-921-5118
website: www.gabelli.com
e-mail: info@gabelli.com
Net Asset Value per share available daily by calling
800-GABELLI after 7:00 P.M.
Board of Directors

Mario J. Gabelli, CFA	John D. Gabelli
Chairman and Chief	Senior Vice President
Executive Officer	Gabelli & Company, Inc.
GAMCO Investors, Inc.

E. Val Cerutti	Werner J. Roeder, MD
Chief Executive Officer	Medical Director
Cerutti Consultants, Inc.	Lawrence Hospital

Anthony J. Colavita	Anthonie C. van Ekris
President	Chairman
Anthony J. Colavita, P.C.	BALMAC International, Inc.

Arthur V. Ferrara	Salvatore J. Zizza
Former Chairman and	Chairman
Chief Executive Officer	Zizza & Co., Ltd.
Guardian Life Insurance
Company of America
Officers

Bruce N. Alpert	Peter D. Goldstein
President and Secretary	Chief Compliance Officer

Agnes Mullady
Treasurer
Distributor
Gabelli & Company, Inc.
Custodian, Transfer Agent, and Dividend Agent
State Street Bank and Trust Company
Legal Counsel
Skadden, Arps, Slate, Meagher & Flom LLP
This report is submitted for the general information of the shareholders of The GAMCO Global Convertible Securities Fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.
GAB441Q409SR
GAMCO
The GAMCO Global Convertible Securities Fund
ANNUAL REPORT
DECEMBER 31, 2009

The GAMCO Global Growth Fund
Annual Report
December 31, 2009
Caesar Bryan
Howard Ward
To Our Shareholders,
     The Sarbanes-Oxley Act requires a fund’s principal executive and financial officers to certify the entire contents of the semi-annual and annual shareholder reports in a filing with the Securities and Exchange Commission (“SEC”) on Form N-CSR. This certification would cover the portfolio manager’s commentary and subjective opinions if they are attached to or a part of the financial statements. Many of these comments and opinions would be difficult or impossible to certify.
     Because we do not want our portfolio managers to eliminate their opinions and/or restrict their commentary to historical facts, we have separated their commentary from the financial statements and investment portfolio and have sent it to you separately. Both the commentary and the financial statements, including the portfolio of investments, will be available on our website at www.gabelli.com/funds.
     Enclosed are the audited financial statements including the investment portfolio as of December 31, 2009 with a description of factors that affected the performance during the past year.
Performance Discussion (Unaudited)
     For the twelve months ended December 31, 2009, The GAMCO Global Growth Fund (the “Fund”) (Class AAA) net asset value (“NAV”) per share rose 42.92%, compared with gains of 35.41% and 31.35% for the Morgan Stanley Capital International All Country (“MSCI AC”) World Index and the Lipper Global Multi-Cap Core Fund Average, respectively.
     The economy began to grow again in the third quarter and continues to improve although it remains premature to declare victory. To arrive at this point required an enormous injection of monetary and fiscal stimulus. Victory will only come once the economy is growing without stimulus and the unemployment rate declines well into single digits. The trends are positive. Both business and consumer confidence has turned up and spending has followed suit. The upturn in stocks that began in March did in fact lead the upturn in the economy by several months, which is more typical than not.

     MSCI data (all returns in dollars) shows 15 of 23 major national indices advanced in the fourth quarter. The U.S. (+5.9%) was one of the better performers during the quarter, which marked a change from the third quarter where strength in most other countries made the U.S. a relative laggard. The best performing country was Norway (+14.9%), followed by Singapore (+9.8%), the United Kingdom (+7.0%), Canada (+5.0%), Australia (+4.9%), Switzerland (+3.8%), the Netherlands (+3.7%), Hong Kong and Sweden (+3.6%), Germany (+2.2%), France (+2.1%), Belgium (+1.6%), Spain (+1.3%), and Portugal (+0.4%). Fourth quarter laggards were led by Greece (–22.4%), followed by Austria (–9.8%), Finland (–3.5%), Denmark and Japan (–2.8%), and Ireland and Italy (–2.7%). New Zealand was unchanged during the quarter. In emerging markets, eighteen of twenty-two countries recorded positive performance in the fourth quarter. Of the four largest emerging markets, Brazil (+12.1%) posted the best quarterly performance, followed by Russia (+10.4%), China (+9.5%), and India (+7.5%).
     Selected holdings that contributed positively to performance in 2009 were Google Inc., (3.0% of net assets as of December 31, 2009), Apple Inc. (2.2%), Freeport-McMoRan Copper & Gold Inc. (2.1%), and SMA Solar Technology (1.0%). Some of our weaker performing stocks during the year were The Procter & Gamble Co. (1.0%), First Solar Inc. (0.7%), and SunPower Corp. (0.4%).
Sincerely yours,
Bruce N. Alpert
President
February 19, 2010
COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT IN THE
GAMCO GLOBAL GROWTH FUND CLASS AAA SHARES, THE LIPPER GLOBAL
MULTI-CAP CORE FUND AVERAGE, AND THE MSCI AC WORLD INDEX (Unaudited)
Past performance is not predictive of future results. The performance tables and graph do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

2

Comparative Results
Average Annual Returns through December 31, 2009 (a) (Unaudited)

											Since
											Inception
	Quarter		1 Year		3 Year		5 Year		10 Year		(2/7/94)
GAMCO Global Growth Fund Class AAA	5.81%		42.92%		(2.08)%		3.74%		(4.03)%		8.31%
MSCI AC World Index	4.72		35.41		(4.05)		3.64		0.89		6.16
Lipper Global Multi-Cap Core Fund Average	4.66		31.35		(5.37)		1.96		2.94		6.48
Class A	5.76		42.92		(2.08)		3.73		(4.02)		8.32
	(0.32	)(b)	34.71	(b)	(4.00	)(b)	2.51	(b)	(4.58	)(b)	7.92 (b)
Class B	5.61		41.93		(2.81)		2.96		(4.70)		7.84
	0.61	(c)	36.93	(c)	(3.79	)(c)	2.60	(c)	(4.70)		7.84
Class C	5.58		41.84		(2.82)		2.96		(4.73)		7.81
	4.58	(d)	40.84	(d)	(2.82)		2.96		(4.73)		7.81
Class I	5.91		43.40		(1.88)		3.87		(3.97)		8.35
In the current prospectus, the expense ratios for Class AAA, A, B, C, and I Shares are 1.82%, 1.82%, 2.57%, 2.57%, and 1.57%, respectively. See page 10 for the expense ratios for the year ended December 31, 2009. Class AAA and Class I Shares do not have a sales charge. The maximum sales charge for Class A, B, and C Shares is 5.75%, 5.00%, and 1.00%, respectively.

(a)	Returns represent past performance and do not guarantee future results. Total returns and average annual returns reflect changes in share price and reinvestment of distributions and are net of expenses. Investment returns and the principal value of an investment will fluctuate. When shares are redeemed, they may be worth more or less than their original cost. Performance returns for periods of less than one year are not annualized. Current performance may be lower or higher than the performance data presented. Visit www.gabelli.com for performance information as of the most recent month end. Investors should carefully consider the investment objectives, risks, charges, and expenses of the Fund before investing. The prospectus contains more information about this and other matters and should be read carefully before investing.

The Class AAA Shares NAVs per share are used to calculate performance for the periods prior to the issuance of Class A Shares, Class B Shares, Class C Shares, and Class I Shares on March 2, 2000, May 5, 2000, March 12, 2000, and January 11, 2008, respectively. The actual performance of the Class B Shares and Class C Shares would have been lower due to the additional expenses associated with these classes of shares. The actual performance of the Class I Shares would have been higher due to lower expenses related to this class of shares. Investing in foreign securities involves risks not ordinarily associated with investments in domestic issues, including currency fluctuation, economic, and political risks. The MSCI AC World Index is an unmanaged indicator of stock market performance, while the Lipper Global Multi-Cap Core Fund Average reflects the average performance of mutual funds classified in this particular category. Dividends are considered reinvested. You cannot invest directly in an index.

(b)	Includes the effect of the maximum 5.75% sales charge at the beginning of the period.

(c)	Performance results include the deferred sales charges for the Class B Shares upon redemption at the end of the quarter, one year, three year, and five year periods of 5%, 5%, 3%, and 2%, respectively, of the Fund’s NAV per share at the time of purchase or sale, whichever is lower. Class B Shares are not available for new purchases.

(d)	Performance results include the deferred sales charges for the Class C Shares upon redemption at the end of the quarter and one year periods of 1% of the Fund’s NAV per share at the time of purchase or sale, whichever is lower.

3

The GAMCO Global Growth Fund
Disclosure of Fund Expenses (Unaudited)
For the Six Month Period from July 1, 2009 through December 31, 2009
Expense Table
We believe it is important for you to understand the impact of fees and expenses regarding your investment. All mutual funds have operating expenses. As a shareholder of a fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a fund’s gross income, directly reduce the investment return of a fund. When a fund’s expenses are expressed as a percentage of its average net assets, this figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in your Fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.
The Expense Table below illustrates your Fund’s costs in two ways:
Actual Fund Return: This section provides information about actual account values and actual expenses. You may use this section to help you to estimate the actual expenses that you paid over the period after any fee waivers and expense reimbursements. The “Ending Account Value” shown is derived from the Fund’s actual return during the past six months, and the “Expenses Paid During Period” shows the dollar amount that would have been paid by an investor who started with $1,000 in the Fund. You may use this information, together with the amount you invested, to estimate the expenses that you paid over the period.
To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your Fund under the heading “Expenses Paid During Period” to estimate the expenses you paid during this period.
Hypothetical 5% Return: This section provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio. It assumes a hypothetical annualized return of 5% before expenses during the period shown. In this case — because the hypothetical return used is not the Fund’s actual return — the results do not apply to your investment and you cannot use the hypothetical account value and expense to estimate the actual ending account balance or expenses you paid for the period. This example is useful in making comparisons of the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in shareholder reports of other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs such as sales charges (loads), redemption fees, or exchange fees, if any, which are described in the Prospectus. If these costs were applied to your account, your costs would be higher. Therefore, the 5% hypothetical return is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. The “Annualized Expense Ratio” represents the actual expenses for the last six months and may be different from the expense ratio in the Financial Highlights which is for the year ended December 31, 2009.

	Beginning	Ending	Annualized	Expenses
	Account Value	Account Value	Expense	Paid During
	07/01/09	12/31/09	Ratio	Period*

The GAMCO Global Growth Fund

Actual Fund Return
Class AAA	$1,000.00	$1,231.10	1.85%	$10.40
Class A	$1,000.00	$1,230.40	1.85%	$10.40
Class B	$1,000.00	$1,226.60	2.60%	$14.59
Class C	$1,000.00	$1,226.00	2.60%	$14.59
Class I	$1,000.00	$1,232.80	1.60%	$9.00
Hypothetical 5% Return
Class AAA	$1,000.00	$1,015.88	1.85%	$9.40
Class A	$1,000.00	$1,015.88	1.85%	$9.40
Class B	$1,000.00	$1,012.10	2.60%	$13.19
Class C	$1,000.00	$1,012.10	2.60%	$13.19
Class I	$1,000.00	$1,017.24	1.60%	$8.13

*	Expenses are equal to the Fund’s annualized expense ratio for the last six months multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year, then divided by 365.

4

Summary of Portfolio Holdings (Unaudited)
The following table presents portfolio holdings as a percent of total net assets as of December 31, 2009:
The GAMCO Global Growth Fund

Energy	18.3%
Information Technology	18.1%
Materials	16.4%
Industrials	12.8%
Consumer Staples	9.4%
Health Care	8.6%
Financials	8.3%
Consumer Discretionary	6.3%
U.S. Government Obligations	1.4%
Utilities	1.0%
Other Assets and Liabilities (Net)	(0.6)%

100.0%

The Fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q, the last of which was filed for the quarter ended September 30, 2009. Shareholders may obtain this information at www.gabelli.com or by calling the Fund at 800-GABELLI (800-422-3554). The Fund’s Form N-Q is available on the SEC’s website at www.sec.gov and may also be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.
Proxy Voting
The Fund files Form N-PX with its complete proxy voting record for the twelve months ended June 30th, no later than August 31st of each year. A description of the Fund’s proxy voting policies, procedures, and how the Fund voted proxies relating to portfolio securities is available without charge, upon request, by (i) calling 800-GABELLI (800-422-3554); (ii) writing to The Gabelli Funds at One Corporate Center, Rye, NY 10580-1422; or (iii) visiting the SEC’s website at www.sec.gov.

5

The GAMCO Global Growth Fund
Schedule of Investments — December 31, 2009

			Market
Shares		Cost	Value
	COMMON STOCKS — 99.2%
	ENERGY — 18.3%
7,000	Anadarko Petroleum Corp.	$426,407	$436,940
15,500	Apache Corp.	1,453,988	1,599,135
12,000	Chesapeake Energy Corp.	352,243	310,560
15,672	Devon Energy Corp.	1,369,420	1,151,892
4,000	EOG Resources Inc.	359,408	389,200
7,200	FMC Technologies Inc.†	442,711	416,448
23,500	Hess Corp.	1,587,233	1,421,750
6,900	Imperial Oil Ltd.	253,504	268,254
15,500	Murphy Oil Corp.	1,145,242	840,100
11,000	National Oilwell Varco Inc.	491,192	484,990
9,000	Noble Corp.	334,539	366,300
14,000	Occidental Petroleum Corp.	856,520	1,138,900
37,000	Petroleo Brasileiro SA, ADR	1,538,804	1,568,430
10,000	Saipem SpA	240,421	345,104
16,000	Southwestern Energy Co.†	686,606	771,200
9,397	Transocean Ltd.†	701,251	778,072
8,000	XTO Energy Inc.	449,046	372,240

	TOTAL ENERGY	12,688,535	12,659,515

	INFORMATION TECHNOLOGY — 18.1%
11,000	Adobe Systems Inc.†	385,210	404,580
7,200	Apple Inc.†	1,003,929	1,518,192
5,500	Canon Inc.	302,383	233,962
20,700	Cisco Systems Inc.†	569,285	495,558
18,000	Corning Inc.	470,096	347,580
10,000	FLIR Systems Inc.†	419,770	327,200
3,300	Google Inc., Cl. A†	1,276,916	2,045,934
7,600	Harris Corp.	435,948	361,380
13,000	Intel Corp.	298,726	265,200
5,300	International Business Machines Corp.	642,794	693,770
3,400	Keyence Corp.	638,916	705,648
5,000	MasterCard Inc., Cl. A	1,104,443	1,279,900
33,000	Microsoft Corp.	929,845	1,006,170
27,000	QUALCOMM Inc.	1,101,268	1,249,020
7,200	Research In Motion Ltd.†	952,550	486,288
10,000	Trimble Navigation Ltd.†	380,544	252,000
10,000	Visa Inc., Cl. A	630,430	874,600

	TOTAL INFORMATION TECHNOLOGY	11,543,053	12,546,982

	MATERIALS — 16.4%
28,200	Agnico-Eagle Mines Ltd.	1,578,912	1,522,800
6,950	Anglo American plc†	272,680	300,987
6,000	BHP Billiton plc	95,357	191,280
18,300	Freeport-McMoRan Copper & Gold Inc.†	633,070	1,469,307
15,000	Goldcorp Inc.	590,936	590,100
14,666	Lonmin plc†	530,588	460,915
9,500	Monsanto Co.	1,013,352	776,625
14,800	Newmont Mining Corp.	584,602	700,188
10,000	Potash Corp. of Saskatchewan Inc.	855,233	1,085,000
6,300	Rio Tinto plc	195,062	340,179
5,000	Rio Tinto plc, ADR	586,254	1,076,950
13,500	The Mosaic Co.	415,234	806,355
40,000	Tokai Carbon Co. Ltd.	164,086	199,145
39,200	Vale SA, ADR	771,642	1,137,976
38,598	Xstrata plc†	373,530	688,436

	TOTAL MATERIALS	8,660,538	11,346,243

	INDUSTRIALS — 12.8%
15,000	ABB Ltd., ADR	488,103	286,500
6,000	Bouygues SA	202,973	310,789
6,500	Cummins Inc.	165,550	298,090
7,000	Emerson Electric Co.	304,464	298,200
3,700	Fanuc Ltd.	325,019	344,847
3,700	First Solar Inc.†	575,594	500,980
4,000	Flowserve Corp.	268,313	378,120
14,000	ITT Corp.	661,834	696,360
39,000	Jardine Matheson Holdings Ltd.	1,038,818	1,171,666
7,000	Joy Global Inc.	147,794	361,130
13,000	Komatsu Ltd.	409,021	272,144
10,000	PACCAR Inc.	271,373	362,700
6,000	Rockwell Collins Inc.	308,390	332,160
45,000	Rolls-Royce Group plc†	388,160	350,433
2,700,000	Rolls-Royce Group plc, Cl. C†	4,411	4,361
5,000	Secom Co. Ltd.	186,467	237,488
6,000	Siemens AG	590,458	550,625
5,000	SMA Solar Technology AG	396,663	668,228
13,300	SunPower Corp., Cl. B†	370,890	278,635
7,000	United Technologies Corp.	368,682	485,870
11,000	Vestas Wind Systems A/S†	834,574	669,711

	TOTAL INDUSTRIALS	8,307,551	8,859,037

	CONSUMER STAPLES — 9.4%
28,912	Cadbury plc	318,125	371,738
6,000	Colgate-Palmolive Co.	511,968	492,900
6,300	Costco Wholesale Corp.	361,262	372,771
6,371	Danone	371,888	390,554
35,000	Davide Campari - Milano SpA	154,127	365,643
21,500	Diageo plc	276,121	375,091
10,400	Nestlé SA	376,727	504,750
6,000	Nestlé SA, ADR	286,100	290,100
6,600	PepsiCo Inc.	396,288	401,280
4,456	Pernod-Ricard SA	266,825	381,031
46,000	Tesco plc	395,588	317,344
12,000	The Coca-Cola Co.	690,869	684,000
11,500	The Procter & Gamble Co.	709,647	697,245
See accompanying notes to financial statements.

6

The GAMCO Global Growth Fund
Schedule of Investments (Continued) — December 31, 2009

			Market
Shares		Cost	Value
	COMMON STOCKS (Continued)
	CONSUMER STAPLES (Continued)
36,100	Woolworths Ltd.	$562,754	$905,415

	TOTAL CONSUMER STAPLES	5,678,289	6,549,862

	HEALTH CARE — 8.6%
10,700	Abbott Laboratories	560,358	577,693
2,700	Alcon Inc.	330,822	443,745
13,000	Baxter International Inc.	703,496	762,840
4,200	Becton, Dickinson and Co.	290,816	331,212
6,000	Celgene Corp.†	379,788	334,080
6,300	Gilead Sciences Inc.†	288,833	272,664
6,600	Hisamitsu Pharmaceutical Co. Inc.	159,368	213,149
1,000	Novo Nordisk A/S, ADR	68,186	63,850
4,000	Novo Nordisk A/S, Cl. B	270,788	255,367
2,100	Roche Holding AG	167,914	359,127
11,400	St. Jude Medical Inc.†	496,574	419,292
6,300	Stryker Corp.	365,724	317,331
4,400	Takeda Pharmaceutical Co. Ltd.	214,043	181,286
20,000	Teva Pharmaceutical Industries Ltd., ADR	1,013,084	1,123,600
7,000	Varian Medical Systems Inc.†	354,553	327,950

	TOTAL HEALTH CARE	5,664,347	5,983,186

	FINANCIALS — 8.3%
100,000	Cheung Kong (Holdings) Ltd.	1,225,447	1,285,018
1,533	China Life Insurance Co. Ltd., ADR	35,142	112,446
10,000	Julius Baer Group Ltd.	325,823	351,684
17,300	Schroders plc	253,505	369,726
40,000	Standard Chartered plc	533,572	1,009,834
75,000	Sun Hung Kai Properties Ltd.	1,034,437	1,115,184
66,000	Swire Pacific Ltd., Cl. A	696,237	798,162
39,000	The Charles Schwab Corp.	625,079	733,980

	TOTAL FINANCIALS	4,729,242	5,776,034

	CONSUMER DISCRETIONARY — 6.3%
2,300	Amazon.com Inc.†	178,887	309,396
25,000	British Sky Broadcasting Group plc	358,450	225,820
4,000	Christian Dior SA	265,086	409,919
9,000	Coach Inc.	333,769	328,770
10,314	Compagnie Financiere Richemont SA, Cl. A	172,012	346,827
7,650	Hennes & Mauritz AB, Cl. B	327,584	424,091
10,000	Next plc	347,050	334,360
5,000	NIKE Inc., Cl. B	267,046	330,350
13,000	Nikon Corp.	312,574	256,704
4,500	Polo Ralph Lauren Corp.	283,995	364,410
8,000	The Swatch Group AG	449,094	380,798
9,000	Tiffany & Co.	335,634	387,000
10,500	Under Armour Inc., Cl. A†	271,003	286,335

	TOTAL CONSUMER DISCRETIONARY	3,902,184	4,384,780

	UTILITIES — 1.0%
25,000	EDP Renovaveis SA†	239,373	237,036
3,500	FPL Group Inc.	201,642	184,870
51,000	Iberdrola Renovables SA	239,368	242,862

	TOTAL UTILITIES	680,383	664,768

	TOTAL COMMON STOCKS	61,854,122	68,770,407

Principal
Amount
	U.S. GOVERNMENT OBLIGATIONS — 1.4%
	U.S. Treasury Bills — 1.3%
$879,000	U.S. Treasury Bills, 0.132%, to 0.147%††, 05/20/10 to 06/03/10	878,477	878,418

	U.S. Treasury Cash Management Bills — 0.1%
100,000	U.S. Treasury Cash Management Bill, 0.170%††, 06/10/10	99,926	99,925

	TOTAL U.S. GOVERNMENT OBLIGATIONS	978,403	978,343

	TOTAL INVESTMENTS — 100.6%	$62,832,525	69,748,750

	Other Assets and Liabilities (Net) — (0.6)%		(444,972)

	NET ASSETS — 100.0%		$69,303,778

†	Non-income producing security.

††	Represents annualized yield at date of purchase.

ADR	American Depositary Receipt

	% of
	Market	Market
Geographic Diversification	Value	Value
North America	60.3%	$42,046,314
Europe	24.3	16,963,766
Asia/Pacific	6.0	4,216,225
Latin America	5.6	3,878,072
Japan	3.8	2,644,373

	100.0%	$69,748,750

See accompanying notes to financial statements.

7

The GAMCO Global Growth Fund
Statement of Assets and Liabilities
December 31, 2009

Assets:
Investments, at value (cost $62,832,525)	$69,748,750
Receivable for Fund shares sold	8,070
Dividends and interest receivable	70,952
Prepaid expenses	32,600

Total Assets	69,860,372

Liabilities:
Payable to custodian	87,173
Payable for Fund shares redeemed	226,894
Payable for investment advisory fees	58,757
Payable for distribution fees	14,881
Payable for accounting fees	11,250
Payable for legal and audit fees	67,246
Payable for shareholder communications expenses	47,007
Payable for shareholder services fees	28,284
Other accrued expenses	15,102

Total Liabilities	556,594

Net Assets applicable to 3,254,095 shares outstanding	$69,303,778

Net Assets Consist of:
Paid-in capital	$106,868,076
Accumulated net investment loss	(93,623)
Accumulated net realized loss on investments and foreign currency transactions	(44,391,340)
Net unrealized appreciation on investments	6,916,225
Net unrealized appreciation on foreign currency translations	4,440

Net Assets	$69,303,778

Shares of Capital Stock:
Class AAA:
Net Asset Value, offering, and redemption price per share ($67,291,744 ÷ 3,158,324 shares outstanding, at $0.001 par value; 75,000,000 shares authorized)	$21.31

Class A:
Net Asset Value and redemption price per share ($1,115,002 ÷ 52,317 shares outstanding, at $0.001 par value; 50,000,000 shares authorized)	$21.31

Maximum offering price per share (NAV ÷ 0.9425, based on maximum sales charge of 5.75% of the offering price)	$22.61

Class B:
Net Asset Value and offering price per share ($139,072 ÷ 6,906 shares outstanding, at $0.001 par value; 25,000,000 shares authorized)	$20.14 (a)

Class C:
Net Asset Value and offering price per share ($317,205 ÷ 15,806 shares outstanding, at $0.001 par value; 25,000,000 shares authorized)	$20.07 (a)

Class I:
Net Asset Value, offering, and redemption price per share ($440,755 ÷ 20,742 shares outstanding, at $0.001 par value; 25,000,000 shares authorized)	$21.25

(a) Redemption price varies based on the length of time held.

Statement of Operations For the Year Ended December 31, 2009

Investment Income:
Dividends (net of foreign taxes of $29,255)	$1,003,575
Interest	584

Total Investment Income	1,004,159

Expenses:
Investment advisory fees	600,038
Distribution fees — Class AAA	144,839
Distribution fees — Class A	2,346
Distribution fees — Class B	1,153
Distribution fees — Class C	2,217
Shareholder services fees	104,650
Shareholder communications expenses	92,924
Custodian fees	61,946
Legal and audit fees	45,307
Registration expenses	39,194
Accounting fees	37,500
Directors’ fees	9,694
Interest expense	771
Miscellaneous expenses	38,074

Total Expenses	1,180,653

Net Investment Loss	(176,494)

Net Realized and Unrealized Gain/(Loss) on Investments and Foreign Currency:
Net realized loss on investments	(1,976,069)
Net realized gain on foreign currency transactions	706

Net realized loss on investments and foreign currency transactions	(1,975,363)

Net change in unrealized appreciation:
on investments	23,831,859
on foreign currency translations	2,717

Net change in unrealized appreciation on investments and foreign currency translations	23,834,576

Net Realized and Unrealized Gain/(Loss) on Investments and Foreign Currency	21,859,213

Net Increase in Net Assets Resulting from Operations	$21,682,719

See accompanying notes to financial statements.

8

The GAMCO Global Growth Fund
Statement of Changes in Net Assets

	Year Ended	Year Ended
	December 31, 2009	December 31, 2008
Operations:
Net investment loss	$(176,494)	$(63,061)
Net realized loss on investments and foreign currency transactions	(1,975,363)	(730,467)
Net change in unrealized appreciation/depreciation on investments and foreign currency translations	23,834,576	(44,448,911)

Net Increase/(Decrease) in Net Assets Resulting from Operations	21,682,719	(45,242,439)

Distributions to Shareholders:
Net investment income
Class AAA	—	(354,414)
Class A	—	(6,303)
Class I	(47)	(10,897)

	(47)	(371,614)

Return of capital
Class I	(279)	—

Total Distributions to Shareholders	(326)	(371,614)

Capital Share Transactions:
Class AAA	(5,089,994)	(9,239,194)
Class A	(208,076)	(251,268)
Class B	(43)	(70,232)
Class C	73,614	13,232
Class I	(604,075)	1,268,031

Net Decrease in Net Assets from Capital Share Transactions	(5,828,574)	(8,279,431)

Redemption Fees	163	17

Net Increase/(Decrease) in Net Assets	15,853,982	(53,893,467)
Net Assets:
Beginning of period	53,449,796	107,343,263

End of period (including undistributed net investment income of $0 and $47, respectively)	$69,303,778	$53,449,796

See accompanying notes to financial statements.

9

The GAMCO Global Growth Fund
Financial Highlights
Selected data for a share of capital stock outstanding throughout each period:

													Ratios to Average Net Assets/
		Income from Investment Operations			Distributions								Supplemental Data
			Net
	Net Asset	Net	Realized and	Total						Net Asset		Net Assets	Net
Period	Value,	Investment	Unrealized	from	Net		Return			Value,		End of	Investment			Portfolio
Ended	Beginning	Income	Gain (Loss) on	Investment	Investment		of	Total	Redemption	End of	Total	Period	Income	Operating		Turnover
December 31	of Period	(Loss)(a)	Investments	Operations	Income		Capital	Distributions	Fees(a)(b)	Period	Return†	(in 000’s)	(Loss)	Expenses(c)		Rate††
Class AAA
2009	$14.91	$(0.05)	$6.45	$6.40	—		—	—	$0.00	$21.31	42.9%	$67,292	(0.29)%	1.97%		45%
2008	26.89	(0.02)	(11.86)	(11.88)	$(0.10)		—	$(0.10)	0.00	14.91	(44.2)	51,441	(0.07)	1.80	(d)	67
2007	22.93	0.09	3.96	4.05	(0.09)		—	(0.09)	0.00	26.89	17.7	104,421	0.37	1.74		42
2006	20.43	0.06	2.50	2.56	(0.06)		—	(0.06)	0.00	22.93	12.5	100,883	0.26	1.78		46
2005	17.98	0.02	2.45	2.47	(0.02)		—	(0.02)	0.00	20.43	13.7	108,433	0.11	1.79	(d)	33
Class A
2009	$14.91	$(0.06)	$6.46	$6.40	—		—	—	$0.00	$21.31	42.9%	$1,115	(0.32)%	1.97%		45%
2008	26.88	(0.02)	(11.86)	(11.88)	$(0.09)		—	$(0.09)	0.00	14.91	(44.2)	1,006	(0.09)	1.80	(d)	67
2007	22.93	0.11	3.95	4.06	(0.11)		—	(0.11)	0.00	26.88	17.7	2,224	0.43	1.74		42
2006	20.43	0.06	2.50	2.56	(0.06)		—	(0.06)	0.00	22.93	12.5	1,294	0.28	1.78		46
2005	18.01	0.01	2.45	2.46	(0.04)		—	(0.04)	0.00	20.43	13.7	1,150	0.03	1.79	(d)	33
Class B
2009	$14.19	$(0.18)	$6.13	$5.95	—		—	—	$0.00	$20.14	41.9%	$139	(1.05)%	2.72%		45%
2008	25.63	(0.18)	(11.26)	(11.44)	—		—	—	0.00	14.19	(44.6)	98	(0.83)	2.55	(d)	67
2007	21.94	(0.09)	3.78	3.69	—		—	—	0.00	25.63	16.8	270	(0.36)	2.49		42
2006	19.65	(0.10)	2.39	2.29	—		—	—	0.00	21.94	11.7	225	(0.49)	2.53		46
2005	17.41	(0.12)	2.36	2.24	—		—	—	0.00	19.65	12.9	202	(0.67)	2.54	(d)	33
Class C
2009	$14.15	$(0.19)	$6.11	$5.92	—		—	—	$0.00	$20.07	41.8%	$317	(1.11)%	2.72%		45%
2008	25.54	(0.21)	(11.18)	(11.39)	—		—	—	0.00	14.15	(44.6)	168	(0.98)	2.55	(d)	67
2007	21.87	(0.03)	3.70	3.67	—		—	—	0.00	25.54	16.8	428	(0.11)	2.49		42
2006	19.58	(0.09)	2.38	2.29	—		—	—	0.00	21.87	11.7	275	(0.42)	2.53		46
2005	17.35	(0.16)	2.39	2.23	—		—	—	0.00	19.58	12.9	236	(0.90)	2.52	(d)	33
Class I
2009	$14.83	$0.00 (b)	$6.44	$6.44	$(0.00	)(b)	$(0.02)	$(0.02)	$0.00	$21.25	43.4%	$441	0.02%	1.72%		45%
2008(e)	25.35	0.06	(10.36)	(10.30)	(0.22)		—	(0.22)	0.00	14.83	(40.6)	737	0.28 (f)	1.55	(d)(f)	67

†	Total return represents aggregate total return of a hypothetical $1,000 investment at the beginning of the period and sold at the end of the period including reinvestment of distributions and does not reflect applicable sales charges. Total return for a period of less than one year is not annualized.

††	Effective in 2008, a change in accounting policy was adopted with regard to the calculation of the portfolio turnover rate to include cash proceeds due to mergers. Had this policy been adopted retroactively, the portfolio turnover rate for the years ended December 31, 2007, 2006, and 2005 would have been as shown.

(a)	Per share amounts have been calculated using the average shares outstanding method.

(b)	Amount represents less than $0.005 per share.

(c)	The Fund incurred interest expense during the year ended December 31, 2007. If interest expense had not been incurred, the ratios of operating expenses to average net assets would have been 1.73% (Class AAA), 1.73% (Class A), 2.48% (Class B), and 2.48% (Class C), respectively. For the years ended December 31, 2009 and 2008, the effect of interest expense was minimal.

(d)	The ratios do not include a reduction of expenses for custodian fee credits on cash balances maintained with the custodian. Including such custodian fee credits, the expense ratios for the year ended December 31, 2005 would have been 1.79%, 1.79%, 2.53%, and 2.52% for Class AAA, Class A, Class B, and Class C, respectively. For the year ended December 31, 2008, the effect of the custodian fee credits was minimal.

(e)	From the commencement of offering Class I Shares on January 11, 2008 through December 31, 2008.

(f)	Annualized.
See accompanying notes to financial statements.

10

The GAMCO Global Growth Fund
Notes to Financial Statements
1. Organization. The GAMCO Global Growth Fund (the “Fund”), a series of GAMCO Global Series Funds, Inc. (the “Corporation”), was organized on July 16, 1993 as a Maryland corporation. The Fund is a non-diversified open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”), and one of four separately managed portfolios (collectively, the “Portfolios”) of the Corporation. The Fund’s primary objective is capital appreciation. The Fund commenced investment operations on February 7, 1994.
2. Significant Accounting Policies. The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) has become the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the SEC under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The ASC has superseded all existing non-SEC accounting and reporting standards. The Fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.
Security Valuation. Portfolio securities listed or traded on a nationally recognized securities exchange or traded in the U.S. over-the-counter market for which market quotations are readily available are valued at the last quoted sale price or a market’s official closing price as of the close of business on the day the securities are being valued. If there were no sales that day, the security is valued at the average of the closing bid and asked prices or, if there were no asked prices quoted on that day, then the security is valued at the closing bid price on that day. If no bid or asked prices are quoted on such day, the security is valued at the most recently available price or, if the Board of Directors (the “Board”) so determines, by such other method as the Board shall determine in good faith to reflect its fair market value. Portfolio securities traded on more than one national securities exchange or market are valued according to the broadest and most representative market, as determined by Gabelli Funds, LLC (the “Adviser”).
Portfolio securities primarily traded on a foreign market are generally valued at the preceding closing values of such securities on the relevant market, but may be fair valued pursuant to procedures established by the Board if market conditions change significantly after the close of the foreign market but prior to the close of business on the day the securities are being valued. Debt instruments with remaining maturities of sixty days or less that are not credit impaired are valued at amortized cost, unless the Board determines such amount does not reflect the securities’ fair value, in which case these securities will be fair valued as determined by the Board. Debt instruments having a maturity greater than sixty days for which market quotations are readily available are valued at the average of the latest bid and asked prices. If there were no asked prices quoted on such day, the security is valued using the closing bid price. Futures contracts are valued at the closing settlement price of the exchange or board of trade on which the applicable contract is traded.
Securities and assets for which market quotations are not readily available are fair valued as determined by the Board. Fair valuation methodologies and procedures may include, but are not limited to: analysis and review of available financial and non-financial information about the company; comparisons with the valuation and changes in valuation of similar securities, including a comparison of foreign securities with the equivalent U.S. dollar value ADR securities at the close of the U.S. exchange; and evaluation of any other information that could be indicative of the value of the security.

11

The GAMCO Global Growth Fund
Notes to Financial Statements (Continued)
The inputs and valuation techniques used to measure fair value of the Fund’s investments are summarized into three levels as described in the hierarchy below:
•	Level 1 — quoted prices in active markets for identical securities;
•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.); and
•	Level 3 — significant unobservable inputs (including the Fund’s determinations as to the fair value of investments).
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The summary of the Fund’s investments by inputs used to value the Fund’s investments as of December 31, 2009 is as follows:

	Valuation Inputs
	Level 1	Level 2 Other Significant	Total Market Value
	Quoted Prices	Observable Inputs	at 12/31/09
INVESTMENTS IN SECURITIES:
ASSETS (Market Value):
Common Stocks:
Energy	$12,314,411	$345,104	$12,659,515
Information Technology	11,607,372	939,610	12,546,982
Materials	9,165,301	2,180,942	11,346,243
Industrials	4,278,745	4,580,292	8,859,037
Consumer Staples	2,938,296	3,611,566	6,549,862
Health Care	4,974,257	1,008,929	5,983,186
Financials	1,198,110	4,577,924	5,776,034
Consumer Discretionary	2,006,261	2,378,519	4,384,780
Utilities	184,870	479,898	664,768

Total Common Stocks	48,667,623	20,102,784	68,770,407

Total U.S. Government Obligations	—	978,343	978,343

TOTAL INVESTMENTS IN SECURITIES	$48,667,623	$21,081,127	$69,748,750

There were no Level 3 investments held at December 31, 2009 or December 31, 2008.
Derivative Financial Instruments.
The Fund may engage in various portfolio investment strategies by investing in a number of derivative financial instruments for the purpose of hedging against changes in the value of its portfolio securities and in the value of securities it intends to purchase or hedging against a specific transaction with respect to either the currency in which the transaction is denominated or another currency. Investing in certain derivative financial instruments, including participation in the options, futures, or swap markets, entails certain execution, liquidity, hedging, tax, and securities, interest, credit, or currency market risks. Losses may arise if the Adviser’s prediction of movements in the direction of the securities, foreign currency, and interest rate markets is inaccurate. Losses may also arise if the counterparty does not perform its duties under a contract, or that, in the event of default, the Fund may be delayed in or prevented from obtaining payments or other contractual remedies owed to it under derivative contracts. The creditworthiness of the counterparties is closely monitored in order to minimize these risks. Participation in derivative transactions involves investment risks, transaction costs, and potential losses to which the Fund would not be subject absent the use of these strategies. The consequences of these risks, transaction costs, and losses may have a negative impact on the Fund’s ability to pay distributions.

12

The GAMCO Global Growth Fund
Notes to Financial Statements (Continued)
     Futures Contracts. The Fund may engage in futures contracts for the purpose of hedging against changes in the value of its portfolio securities and in the value of securities it intends to purchase. Upon entering into a futures contract, the Fund is required to deposit with the broker an amount of cash or cash equivalents equal to a certain percentage of the contract amount. This is known as the “initial margin.” Subsequent payments (“variation margin”) are made or received by the Fund each day, depending on the daily fluctuations in the value of the contract, which are included in unrealized appreciation/depreciation on investments and futures contracts. The Fund recognizes a realized gain or loss when the contract is closed.
There are several risks in connection with the use of futures contracts as a hedging instrument. The change in value of futures contracts primarily corresponds with the value of their underlying instruments, which may not correlate with the change in value of the hedged investments. In addition, there is the risk that the Fund may not be able to enter into a closing transaction because of an illiquid secondary market. During the year ended December 31, 2009, the Fund had no investments in futures contracts.
     Forward Foreign Exchange Contracts. The Fund may engage in forward foreign exchange contracts for the purpose of hedging a specific transaction with respect to either the currency in which the transaction is denominated or another currency as deemed appropriate by the Adviser. Forward foreign exchange contracts are valued at the forward rate and are marked-to-market daily. The change in market value is included in unrealized appreciation/depreciation on investments and foreign currency translations. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.
The use of forward foreign exchange contracts does not eliminate fluctuations in the underlying prices of the Fund’s portfolio securities, but it does establish a rate of exchange that can be achieved in the future. Although forward foreign exchange contracts limit the risk of loss due to a decline in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency increase. In addition, the Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts. During the year ended December 31, 2009, the Fund had no investments in forward foreign exchange contracts.
Repurchase Agreements. The Fund may enter into repurchase agreements with primary government securities dealers recognized by the Federal Reserve Board, with member banks of the Federal Reserve System, or with other brokers or dealers that meet credit guidelines established by the Adviser and reviewed by the Board. Under the terms of a typical repurchase agreement, the Fund takes possession of an underlying debt obligation subject to an obligation of the seller to repurchase, and the Fund to resell, the obligation at an agreed-upon price and time, thereby determining the yield during the Fund’s holding period. It is the policy of the Fund to always receive and maintain securities as collateral whose market value, including accrued interest, is at least equal to 102% of the dollar amount invested by the Fund in each agreement. The Fund will make payment for such securities only upon physical delivery or upon evidence of book entry transfer of the collateral to the account of the custodian. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market on a daily basis to maintain the adequacy of the collateral. If the seller defaults and the value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited. At December 31, 2009, there were no open repurchase agreements.

13

The GAMCO Global Growth Fund
Notes to Financial Statements (Continued)
Securities Sold Short. The Fund may enter into short sale transactions. Short selling involves selling securities that may or may not be owned and, at times, borrowing the same securities for delivery to the purchaser, with an obligation to replace such borrowed securities at a later date. The proceeds received from short sales are recorded as liabilities and the Fund records an unrealized gain or loss to the extent of the difference between the proceeds received and the value of an open short position on the day of determination. The Fund records a realized gain or loss when the short position is closed out. By entering into a short sale, the Fund bears the market risk of an unfavorable change in the price of the security sold short. Dividends on short sales are recorded as an expense by the Fund on the ex-dividend date and interest expense is recorded on the accrual basis. The Fund did not hold any short positions as of December 31, 2009.
Foreign Currency Translations. The books and records of the Fund are maintained in U.S. dollars. Foreign currencies, investments, and other assets and liabilities are translated into U.S. dollars at the current exchange rates. Purchases and sales of investment securities, income, and expenses are translated at the exchange rate prevailing on the respective dates of such transactions. Unrealized gains and losses that result from changes in foreign exchange rates and/or changes in market prices of securities have been included in unrealized appreciation/depreciation on investments and foreign currency translations. Net realized foreign currency gains and losses resulting from changes in exchange rates include foreign currency gains and losses between trade date and settlement date on investment securities transactions, foreign currency transactions, and the difference between the amounts of interest and dividends recorded on the books of the Fund and the amounts actually received. The portion of foreign currency gains and losses related to fluctuation in exchange rates between the initial trade date and subsequent sale trade date is included in realized gain/loss on investments.
Foreign Securities. The Fund may directly purchase securities of foreign issuers. Investing in securities of foreign issuers involves special risks not typically associated with investing in securities of U.S. issuers. The risks include possible revaluation of currencies, the inability to repatriate funds, less complete financial information about companies, and possible future adverse political and economic developments. Moreover, securities of many foreign issuers and their markets may be less liquid and their prices more volatile than those of securities of comparable U.S. issuers.
Foreign Taxes. The Fund may be subject to foreign taxes on income, gains on investments, or currency repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests.
Securities Transactions and Investment Income. Securities transactions are accounted for on the trade date with realized gain or loss on investments determined by using the identified cost method. Interest income (including amortization of premium and accretion of discount) is recorded on the accrual basis. Premiums and discounts on debt securities are amortized using the effective yield to maturity method. Dividend income is recorded on the ex-dividend date except for certain dividends which are recorded as soon as the Fund is informed of the dividend.
Determination of Net Asset Value and Calculation of Expenses. Certain administrative expenses are common to, and allocated among, various affiliated funds. Such allocations are made on the basis of each fund’s average net assets or other criteria directly affecting the expenses as determined by the Adviser pursuant to procedures established by the Board.

14

The GAMCO Global Growth Fund
Notes to Financial Statements (Continued)
In calculating the NAV per share of each class, investment income, realized and unrealized gains and losses, redemption fees, and expenses other than class specific expenses are allocated daily to each class of shares based upon the proportion of net assets of each class at the beginning of each day. Distribution expenses are borne solely by the class incurring the expense.
Custodian Fee Credits and Interest Expense. When cash balances are maintained in the custody account, the Fund receives credits which are used to offset custodian fees. The gross expenses paid under the custody arrangement are included in custodian fees in the Statement of Operations with the corresponding expense offset, if any, shown as “custodian fee credits.” When cash balances are overdrawn, the Fund is charged an overdraft fee equal to 2.00% above the federal funds rate on outstanding balances. This amount, if any, would be included in “interest expense” in the Statement of Operations.
Distributions to Shareholders. Distributions to shareholders are recorded on the ex-dividend date. Distributions to shareholders are based on income and capital gains as determined in accordance with federal income tax regulations, which may differ from income and capital gains as determined under U.S. generally accepted accounting principles. These differences are primarily due to differing treatments of income and gains on various investment securities and foreign currency transactions held by the Fund, timing differences, and differing characterizations of distributions made by the Fund. Distributions from net investment income for federal income tax purposes include net realized gains on foreign currency transactions. These book/tax differences are either temporary or permanent in nature. To the extent these differences are permanent, adjustments are made to the appropriate capital accounts in the period when the differences arise. Permanent differences were primarily due to recharacterization of distributions, reclassification of capital gains on passive foreign investment companies, and write-offs of net operating loss. These reclassifications have no impact on the NAV of the Fund. For the year ended December 31, 2009, reclassifications were made to decrease accumulated net investment loss by $82,871 and to decrease accumulated net realized loss on investments and foreign currency transactions by $4,241,329, with an offsetting adjustment to paid-in capital.
The tax character of distributions paid during the years ended December 31, 2009 and December 31, 2008 was as follows:

	Year Ended	Year Ended
	December 31, 2009	December 31, 2008
Distributions paid from:
Ordinary income	$47	$371,614
Return of capital	279	—

Total distributions paid	$326	$371,614

Provision for Income Taxes. The Fund intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”). It is the policy of the Fund to comply with the requirements of the Code applicable to regulated investment companies and to distribute substantially all of its net investment company taxable income and net capital gains. Therefore, no provision for federal income taxes is required.
As of December 31, 2009, the components of accumulated earnings/losses on a tax basis were as follows:

Accumulated capital loss carryforwards	$(44,246,325)
Net unrealized appreciation on investments and foreign currency translations	6,682,027

Total	$(37,564,298)

15

The GAMCO Global Growth Fund
Notes to Financial Statements (Continued)
At December 31, 2009, the Fund had net capital loss carryforwards for federal income tax purposes of $44,246,325, which are available to reduce future required distributions of net capital gains to shareholders. $39,969,418 is available through 2010; $1,279,768 is available through 2011; $1,126,497 is available through 2016; and $1,870,642 is available through 2017.
During the year ended December 31, 2009, $4,251,022 of the capital loss carryforwards expired.
At December 31, 2009, the difference between book basis and tax basis unrealized appreciation was primarily due to deferral of losses from wash sales for tax purposes and mark-to-market adjustments on passive foreign investment companies.
The following summarizes the tax cost of investments and the related unrealized appreciation/depreciation at December 31, 2009:

		Gross	Gross
		Unrealized	Unrealized	Net Unrealized
	Cost	Appreciation	Depreciation	Appreciation
Investments	$63,071,163	$10,609,806	$(3,932,219)	$6,677,587
The Fund is required to evaluate tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Income tax and related interest and penalties would be recognized by the Fund as tax expense in the Statement of Operations if the tax positions were deemed to not meet the more-likely-than-not threshold. For the year ended December 31, 2009, the Fund did not incur any income tax, interest, or penalties. As of December 31, 2009, the Adviser has reviewed all open tax years and concluded that there was no impact to the Fund’s net assets or results of operations. Tax years ended December 31, 2007 through December 31, 2009, remain subject to examination by the Internal Revenue Service and state taxing authorities. On an ongoing basis, the Adviser will monitor its tax positions to determine if adjustments to this conclusion are necessary.
3. Investment Advisory Agreement and Other Transactions. The Fund has entered into an investment advisory agreement (the “Advisory Agreement”) with the Adviser which provides that the Fund will pay the Adviser a fee, computed daily and paid monthly, at the annual rate of 1.00% of the value of its average daily net assets. In accordance with the Advisory Agreement, the Adviser provides a continuous investment program for the Fund’s portfolio, oversees the administration of all aspects of the Fund’s business and affairs, and pays the compensation of all Officers and Directors of the Fund who are affiliated persons of the Adviser.
If total net assets of the Corporation are in excess of $100 million, the Corporation pays each Director who is not considered an affiliated person an annual retainer of $3,000 plus $500 for each Board meeting attended and each Director is reimbursed by the Corporation for any out of pocket expenses incurred in attending meetings. If total net assets of the Corporation are below $100 million, the Corporation pays each Independent Director an annual retainer of $1,500 plus $500 for each Board meeting attended and each Director is reimbursed by the Corporation for any out of pocket expenses incurred in attending meetings. All Board committee members receive $500 per meeting attended and the Chairman of the Audit Committee and the Lead Director each receive an annual fee of $1,000. A Director may receive a single meeting fee, allocated among the participating funds, for participation in certain meetings held on behalf of multiple funds. Directors who are directors or employees of the Adviser or an affiliated company receive no compensation or expense reimbursement from the Corporation.

16

The GAMCO Global Growth Fund
Notes to Financial Statements (Continued)
4. Distribution Plan. The Fund’s Board has adopted a distribution plan (the “Plan”) for each class of shares, except for Class I Shares, pursuant to Rule 12b-1 under the 1940 Act. Gabelli & Company, Inc. (“Gabelli & Company”), an affiliate of the Adviser, serves as distributor of the Fund. Under the Class AAA, Class A, Class B, and Class C Share Plans, payments are authorized to Gabelli & Company at annual rates of 0.25%, 0.25%, 1.00%, and 1.00%, respectively, of the average daily net assets of those classes, the annual limitations under each Plan. Such payments are accrued daily and paid monthly.
5. Portfolio Securities. Purchases and sales of securities for the year ended December 31, 2009, other than short-term securities and U.S. Government obligations, aggregated $26,608,952 and $32,571,974, respectively.
6. Transactions with Affiliates. During the year ended December 31, 2009, the Fund paid brokerage commissions on security trades of $6,748 to Gabelli & Company. Additionally, Gabelli & Company informed the Fund that it retained $567 from investors representing commissions (sales charges and underwriting fees) on sales and redemptions of Fund shares.
The cost of calculating the Fund’s NAV per share is a Fund expense pursuant to the Advisory Agreement between the Fund and the Adviser. During the year ended December 31, 2009, the Fund paid or accrued $37,500 to the Adviser in connection with the cost of computing the Fund’s NAV.
7. Line of Credit. The Fund participates in an unsecured line of credit of up to $75,000,000 under which it may borrow up to 10% of its net assets from the custodian for temporary borrowing purposes. Borrowings under this arrangement bear interest at the higher of the sum of the overnight LIBOR plus 100 basis points or the sum of the federal funds rate plus 100 basis points at the time of borrowing. This amount, if any, would be included in “interest expense” in the Statement of Operations. At December 31, 2009, there were no borrowings outstanding under the line of credit.
The average daily amount of borrowings outstanding under the line of credit during the year ended December 31, 2009 was $13,948 with a weighted average interest rate of 1.23%. The maximum amount borrowed at any time during the year ended December 31, 2009 was $1,174,000.
8. Capital Stock. The Fund offers five classes of shares — Class AAA Shares, Class A Shares, Class B Shares, Class C Shares, and Class I Shares. Class AAA Shares are offered without a sales charge only to investors who acquire them directly from Gabelli & Company, through selected broker/dealers, or the transfer agent. Class I Shares are offered to foundations, endowments, institutions, and employee benefit plans without a sales charge. Class A Shares are subject to a maximum front-end sales charge of 5.75%. Class B Shares are subject to a contingent deferred sales charge (“CDSC”) upon redemption within six years of purchase and automatically convert to Class A Shares approximately eight years after the original purchase. The applicable CDSC is equal to a declining percentage of the lesser of the NAV per share at the date of the original purchase or at the date of redemption, based on the length of time held. Class C Shares are subject to a 1.00% CDSC for one year after purchase. Class B Shares are available only through exchange of Class B Shares of other funds distributed by Gabelli & Company. Class I Shares were first issued on January 11, 2008.

17

The GAMCO Global Growth Fund
Notes to Financial Statements (Continued)
The Fund imposes a redemption fee of 2.00% on all classes of shares that are redeemed or exchanged on or before the seventh day after the date of a purchase. The redemption fee is deducted from the proceeds otherwise payable to the redeeming shareholders and is retained by the Fund. The redemption fees retained by the Fund during the years ended December 31, 2009 and December 31, 2008 amounted to $163 and $17, respectively.
The redemption fee does not apply to redemptions of shares where (i) the shares were purchased through automatic reinvestment of distributions, (ii) the redemption was initiated by the Fund, (iii) the shares were purchased through programs that collect the redemption fee at the program level and remit them to the Fund, or (iv) the shares were purchased through programs that the Adviser determines to have appropriate anti-short-term trading policies in place or as to which the Adviser has received assurances that look-through redemption fee procedures or effective anti-short-term trading policies and procedures are in place.
Transactions in shares of capital stock were as follows:

	Year Ended		Year Ended
	December 31, 2009		December 31, 2008*
	Shares	Amount	Shares	Amount
Class AAA
Shares sold	134,210	$2,361,113	112,426	$2,464,130
Shares issued upon reinvestment of distributions	—	—	22,590	336,640
Shares redeemed	(426,709)	(7,451,107)	(567,523)	(12,039,964)

Net decrease	(292,499)	$(5,089,994)	(432,507)	$(9,239,194)

Class A
Shares sold	7,710	$154,248	21,047	$484,726
Shares issued upon reinvestment of distributions	—	—	267	3,645
Shares redeemed	(22,874)	(362,324)	(36,559)	(739,639)

Net decrease	(15,164)	$(208,076)	(15,245)	$(251,268)

Class B
Shares redeemed	(3)	$(43)	(3,632)	$(70,232)

Net decrease	(3)	$(43)	(3,632)	$(70,232)

Class C
Shares sold	8,951	$162,129	9,384	$233,489
Shares redeemed	(5,013)	(88,515)	(14,272)	(220,257)

Net increase/(decrease)	3,938	$73,614	(4,888)	$13,232

Class I
Shares sold	7,189	$128,160	52,784	$1,323,466
Shares issued upon reinvestment of distributions	14	297	709	10,442
Shares redeemed	(36,124)	(732,532)	(3,830)	(65,877)

Net increase/(decrease)	(28,921)	$(604,075)	49,663	$1,268,031

*	From commencement of offering Class I Shares on January 11, 2008.
9. Indemnifications. The Fund enters into contracts that contain a variety of indemnifications. The Fund’s maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

18

The GAMCO Global Growth Fund
Notes to Financial Statements (Continued)
10. Other Matters. On April 24, 2008, the Adviser entered into an administrative settlement with the SEC to resolve the SEC’s inquiry regarding prior frequent trading activity in shares of the Fund by one investor who was banned from the Fund in August 2002. In the settlement, the SEC found that the Adviser had violated Section 206(2) of the Investment Advisers Act, Section 17(d) of the 1940 Act, and Rule 17d-1 thereunder, and had aided and abetted and caused violations of Section 12(d)(1)(B)(i) of the 1940 Act. Under the terms of the settlement, the Adviser, while neither admitting nor denying the SEC’s findings and allegations, agreed, among other things, to pay the previously reserved total of $16 million (including a $5 million penalty), of which at least $11 million will be distributed to shareholders of the Fund in accordance with a plan developed by an independent distribution consultant and approved by the independent directors of the Fund and the staff of the SEC, and to cease and desist from future violations of the above referenced federal securities laws. The settlement will not have a material adverse impact on the Adviser or its ability to fulfill its obligations under the Advisory Agreement. On the same day, the SEC filed a civil action against the Executive Vice President and Chief Operating Officer of the Adviser, alleging violations of certain federal securities laws arising from the same matter. The officer is also an officer of the Fund and other funds in the Gabelli/GAMCO fund complex including the Fund. The officer denies the allegations and is continuing in his positions with the Adviser and the funds. The Adviser currently expects that any resolution of the action against the officer will not have a material adverse impact on the Fund or the Adviser or its ability to fulfill its obligations under the Advisory Agreement.
11. Subsequent Events. Management has evaluated the impact on the Fund of events occurring subsequent to December 31, 2009 through February 25, 2010, the date the financial statements were issued, and has determined that there were no subsequent events requiring recognition or disclosure in the financial statements.

19

The GAMCO Global Growth Fund
Report of Independent Registered Public Accounting Firm
To the Shareholders and Board of Directors of
GAMCO Global Series Funds, Inc.
We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of The GAMCO Global Growth Fund (the “Fund”), a series of GAMCO Global Series Funds, Inc., as of December 31, 2009, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.
We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Fund’s internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2009, by correspondence with the Fund’s custodian. We believe that our audits provide a reasonable basis for our opinion.
In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of The GAMCO Global Growth Fund, a series of GAMCO Global Series Funds, Inc., at December 31, 2009, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.
Philadelphia, Pennsylvania
February 25, 2010

20

The GAMCO Global Growth Fund
Board Consideration and Re-Approval of Investment Advisory Agreement (Unaudited)
During the six months ended December 31, 2009, the Board of Directors of the Corporation approved the continuation of the investment advisory agreement with the Adviser for the Fund on the basis of the recommendation by the directors (the “Independent Board Members”) who are not “interested persons” of the Fund. The following paragraphs summarize the material information and factors considered by the Independent Board Members as well as their conclusions relative to such factors.
Nature, Extent, and Quality of Services. The Independent Board Members considered information regarding the Fund’s portfolio managers, the depth of the analyst pool available to the Adviser and the portfolio managers, the scope of supervisory, administrative, shareholder, and other services supervised or provided by the Adviser and the absence of significant service problems reported to the Board. The Independent Board Members noted the experience, length of service, and reputation of the Fund’s portfolio managers.
Investment Performance. The Independent Board Members reviewed the short, medium, and long-term performance of the Fund against a peer group of global multi-cap core funds, noting its top quintile performance for the one, three and five year periods, and against a peer group of global multi-cap core and growth funds, noting its above average performance over the one year period, average performance over the three year period and relatively poor performance over the five year period.
Profitability. The Independent Board Members reviewed summary data regarding the profitability of the Fund to the Adviser both with a pro rata administrative overhead charge and with a standalone administrative charge. The Board Members also noted an affiliated broker of the Adviser received distribution fees and minor amounts of sales commissions.
Economies of Scale. The Independent Board Members discussed the major elements of the Adviser’s cost structure and the relationship of those elements to potential economies of scale and reviewed rudimentary data suggesting that 20% growth in the Fund would not produce meaningful economies of scale that the shareholders would not participate in.
Sharing of Economies of Scale. The Independent Board Members noted that the investment management fee schedule for the Fund does not take into account any potential economies of scale that may develop.
Service and Cost Comparisons. The Independent Board Members compared the expense ratios of the investment management fee, other expenses, and total expenses of the Fund with similar expense ratios of the peer group of global multi-cap core funds and noted that the Adviser’s management fee includes substantially all administrative services of the Fund as well as investment advisory services. The Board Members noted that the Fund’s expense ratios were significantly higher than and the Fund’s size was lower than average within this group. The Board Members also noted that the management fee structure was the same as that in effect for most of the Complex. The Board Members were presented with, but did not attach significance to, information comparing the management fee with the fee for other types of accounts managed by an affiliate of the Adviser.
Conclusions. The Independent Board Members concluded that the Fund enjoyed highly experienced portfolio management services and good ancillary services and a reasonable performance record. The Independent Board Members also concluded that the Fund’s expense ratios and the profitability to the Adviser of managing the Fund were reasonable, and that economies of scale were not a significant factor in their thinking at this time. The Board Members did not view the potential profitability of ancillary services as material to their decision. On the basis of the foregoing and without assigning particular weight to any single conclusion, the Independent Board Members determined to recommend continuation of the investment management agreement to the full Board of Board Members.

21

The GAMCO Global Growth Fund
Additional Fund Information (Unaudited)
The business and affairs of the Corporation are managed under the direction of the Corporation’s Board of Directors. Information pertaining to the Directors and officers of the Corporation is set forth below. The Fund’s Statement of Additional Information includes additional information about the Fund’s Directors and is available without charge, upon request, by calling 800-GABELLI (800-422-3554) or by writing to The GAMCO Global Growth Fund at One Corporate Center, Rye, NY 10580-1422.

	Term of	Number of
Name, Position(s)	Office and	Funds in Fund
Address[1]	Length of	Complex Overseen	Principal Occupation(s)	Other Directorships
and Age	Time Served[2]	by Director	During Past Five Years	Held by Director[4]
INTERESTED DIRECTORS[3]:
Mario J. Gabelli Director and Chief Investment Officer Age: 67	Since 1993	26	Chairman and Chief Executive Officer of GAMCO Investors, Inc. and Chief Investment Officer — Value Portfolios of Gabelli Funds, LLC and GAMCO Asset Management Inc.; Director/Trustee or Chief Investment Officer of other registered investment companies in the Gabelli/GAMCO Funds complex; Chairman and Chief Executive Officer of GGCP, Inc.	Director of Morgan Group Holdings, Inc. (holding company); Chairman of the Board of LICT Corp. (multimedia and communication services company); Director of CIBL, Inc. (broadcasting and wireless communications)

John D. Gabelli Director Age: 65	Since 1993	10	Senior Vice President of Gabelli & Company, Inc.	—

INDEPENDENT DIRECTORS[5]:
E. Val Cerutti Director Age: 70	Since 2001	7	Chief Executive Officer of Cerutti Consultants, Inc.	Director of The LGL Group, Inc. (diversified manufacturing)

Anthony J. Colavita Director Age: 74	Since 1993	34	President of the law firm of Anthony J. Colavita, P.C.	—

Arthur V. Ferrara Director Age: 79	Since 2001	8	Former Chairman of the Board and Chief Executive Officer of The Guardian Life Insurance Company of America (1993-1995)	—

Werner J. Roeder, MD Director Age: 69	Since 1993	22	Medical Director of Lawrence Hospital and practicing private physician	—

Anthonie C. van Ekris Director Age: 75	Since 1993	20	Chairman of BALMAC International, Inc. (commodities and futures trading)	—

Salvatore J. Zizza Director Age: 64	Since 2004	28	Chairman of Zizza & Co., Ltd. (consulting)	Director of Hollis-Eden Pharmaceuticals (biotechnology); Director of Trans-Lux Corporation (business services)

22

The GAMCO Global Growth Fund
Additional Fund Information (Continued) (Unaudited)

Term of
Name, Position(s)	Office and
Address[1]	Length of	Principal Occupation(s)
and Age	Time Served[2]	During Past Five Years
OFFICERS:
Bruce N. Alpert President and Secretary Age: 58	Since 2003	Executive Vice President and Chief Operating Officer of Gabelli Funds, LLC since 1988 and an officer of all of the registered investment companies in the Gabelli/GAMCO Funds complex. Director and President of Teton Advisors, Inc. 1998 through 2008; Chairman of Teton Advisors, Inc. since 2008; Senior Vice President of GAMCO Investors, Inc. since 2008

Agnes Mullady Treasurer Age: 51	Since 2006	Senior Vice President of GAMCO Investors, Inc. since 2009; Vice President of Gabelli Funds, LLC since 2007; Officer of all of the registered investment companies in the Gabelli/GAMCO Funds complex; Senior Vice President of U.S. Trust Company, N.A. and Treasurer and Chief Financial Officer of Excelsior Funds from 2004 through 2005

Peter D. Goldstein Chief Compliance Officer Age: 56	Since 2004	Director of Regulatory Affairs at GAMCO Investors, Inc. since 2004; Chief Compliance Officer of all of the registered investment companies in the Gabelli/GAMCO Funds complex

[1]	Address: One Corporate Center, Rye, NY 10580-1422, unless otherwise noted.

[2]	Each Director will hold office for an indefinite term until the earliest of (i) the next meeting of shareholders, if any, called for the purpose of considering the election or re-election of such Director and until the election and qualification of his or her successor, if any, elected at such meeting, or (ii) the date a Director resigns or retires, or a Director is removed by the Board of Directors or shareholders, in accordance with the Corporation’s By-Laws and Articles of Incorporation. Each officer will hold office for an indefinite term until the date he or she resigns or retires or until his or her successor is elected and qualified.

[3]	“Interested person” of the Corporation as defined in the 1940 Act. Messrs. Gabelli are each considered an “interested person” because of their affiliation with Gabelli Funds, LLC which acts as the Corporation’s investment adviser. Mario J. Gabelli and John D. Gabelli are brothers.

[4]	This column includes only directorships of companies required to report to the SEC under the Securities Exchange Act of 1934, as amended (i.e. public companies) or other investment companies registered under the 1940 Act.

[5]	Directors who are not interested persons are considered “Independent” Directors.

2009 TAX NOTICE TO SHAREHOLDERS (Unaudited)
For the year ended December 31, 2009, the Fund paid to shareholders ordinary income distributions (comprised of net investment income) totaling $0.016 per share for Class I. For the year ended December 31, 2009, 100% of the ordinary income distribution qualifies for the dividends received deduction available to corporations. The Fund designates 100% of the ordinary income distribution as qualified dividend income pursuant to the Jobs and Growth Tax Relief Reconciliation Act of 2003.

     All designations are based on financial information available as of the date of this annual report and, accordingly, are subject to change. For each item, it is the intention of the Fund to designate the maximum amount permitted under the Internal Revenue Code and the regulations thereunder.

23

GAMCO Global Series Funds, Inc.
The GAMCO Global Growth Fund
One Corporate Center
Rye, New York 10580-1422
800-GABELLI
800-422-3554
fax: 914-921-5118
website: www.gabelli.com
e-mail: info@gabelli.com
Net Asset Value per share available daily by calling
800-GABELLI after 7:00 P.M.

Board of Directors

Mario J. Gabelli, CFA	John D. Gabelli
Chairman and Chief	Senior Vice President
Executive Officer	Gabelli & Company, Inc.
GAMCO Investors, Inc.

E. Val Cerutti	Werner J. Roeder, MD
Chief Executive Officer	Medical Director
Cerutti Consultants, Inc.	Lawrence Hospital

Anthony J. Colavita	Anthonie C. van Ekris
President	Chairman
Anthony J. Colavita, P.C.	BALMAC International, Inc.

Arthur V. Ferrara	Salvatore J. Zizza
Former Chairman and	Chairman
Chief Executive Officer	Zizza & Co., Ltd.
Guardian Life Insurance
Company of America

Officers

Bruce N. Alpert	Peter D. Goldstein
President and Secretary	Chief Compliance Officer

Agnes Mullady
Treasurer
Distributor
Gabelli & Company, Inc.
Custodian, Transfer Agent, and Dividend Agent
State Street Bank and Trust Company
Legal Counsel
Skadden, Arps, Slate, Meagher & Flom LLP
This report is submitted for the general information of the shareholders of The GAMCO Global Growth Fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.
GAB442Q409SR
GAMCO
The GAMCO Global Growth Fund
ANNUAL REPORT
DECEMBER 31, 2009

The GAMCO Global Opportunity Fund
Annual Report — December 31, 2009
Caesar Bryan
Morningstar® rated The GAMCO Global Opportunity Fund Class AAA Shares 4 stars overall and 4 stars for the three and five year periods and 3 stars for the ten year period ended December 31, 2009 among 542, 542, 447, and 251 World Stock funds, respectively.

To Our Shareholders,
     The Sarbanes-Oxley Act requires a fund’s principal executive and financial officers to certify the entire contents of the semi-annual and annual shareholder reports in a filing with the Securities and Exchange Commission (“SEC”) on Form N-CSR. This certification would cover the portfolio manager’s commentary and subjective opinions if they are attached to or a part of the financial statements. Many of these comments and opinions would be difficult or impossible to certify.
     Because we do not want our portfolio managers to eliminate their opinions and/or restrict their commentary to historical facts, we have separated their commentary from the financial statements and investment portfolio and have sent it to you separately. Both the commentary and the financial statements, including the portfolio of investments, will be available on our website at www.gabelli.com/funds.
     Enclosed are the audited financial statements including the investment portfolio as of December 31, 2009 with a description of factors that affected the performance during the past year.
Performance Discussion (Unaudited)
     For the year ended December 31, 2009, The GAMCO Global Opportunity Fund (the “Fund”) (Class AAA) net asset value (“NAV”) per share rose 37.44% compared with gains of 43.74% and 35.41% for the Lipper Global Multi-Cap Growth Fund Average and the Morgan Stanley Capital International All Country (“MSCI AC”) World Index, respectively.
     MSCI data (all returns in dollars) shows 15 of 23 major national indices advanced in the fourth quarter. The U.S. (+5.9%) was one of the better performers during the quarter, which marked a change from the third quarter where strength in most other countries made the U.S. a relative laggard. The best performing country was Norway

Morningstar Rating™ is based on risk-adjusted returns. The Overall Morningstar Rating is derived from a weighted average of the performance figures associated with a fund’s three, five, and ten year (if applicable) Morningstar Rating metrics. For funds with at least a three year history, a Morningstar Rating is based on a risk-adjusted return measure (including the effects of sales charges, loads, and redemption fees) placing more emphasis on downward variations and rewarding consistent performance. That accounts for variations in a fund’s monthly performance. The top 10% of funds in each category receive 5 stars, the next 22.5% 4 stars, the next 35% 3 stars, the next 22.5% 2 stars, and the bottom 10% 1 star. (Each share class is counted as a fraction of one fund within this scale and rated separately, which may cause slight variations in the distribution percentages.) Morningstar Rating is for the AAA Share class only; other classes may have different performance characteristics. Ratings reflect relative performance. Results for certain periods were negative. ©2009 Morningstar, Inc. All Rights Reserved. The information contained herein: (1) is proprietary to Morningstar and/or its content providers; (2) may not be copied or distributed; and (3) is not warranted to be accurate, complete or timely. Neither Morningstar nor its content providers are responsible for any damages or losses arising from any use of this information.

(+14.9%), followed by Singapore (+9.8%), the United Kingdom (+7.0%), Canada (+5.0%), Australia (+4.9%), Switzerland (+3.8%), the Netherlands (+3.7%), Hong Kong and Sweden (+3.6%), Germany (+2.2%), France (+2.1%), Belgium (+1.6%), Spain (+1.3%), and Portugal (+0.4%). Fourth quarter laggards were led by Greece (–22.4%), followed by Austria (–9.8%), Finland (–3.5%), Denmark and Japan (–2.8%), and Ireland and Italy (–2.7%). New Zealand was unchanged during the quarter. In emerging markets, eighteen of twenty-two countries recorded positive performance in the fourth quarter. Of the four largest emerging markets, Brazil (+12.1%) posted the best quarterly performance, followed by Russia (+10.4%), China (+9.5%), and India (+7.5%).
     Selected holdings that contributed positively to performance in 2009 were Antofagasta (5.2% of net assets as of December 31, 2009), Precision Castparts Corp. (4.0%), and Google Inc. (3.6%). Some of our weaker performing stocks during the year were Harmony Gold Mining Co. Ltd. (1.8%), Lockheed Martin Corp. (1.4%), and Square Enix Holdings Co. Ltd. (0.8%).

Sincerely yours,

Bruce N. Alpert
February 19, 2010	President
COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT IN
THE GAMCO GLOBAL OPPORTUNITY FUND CLASS AAA SHARES, THE LIPPER GLOBAL
MULTI-CAP GROWTH FUND AVERAGE, AND THE MSCI AC WORLD INDEX (Unaudited)
Past performance is not predictive of future results. The performance tables and graph do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

2

Comparative Results
Average Annual Returns through December 31, 2009 (a) (Unaudited)

											Since
											Inception
	Quarter		1 Year		3 Year		5 Year		10 Year		(5/11/98)
GAMCO Global Opportunity Fund Class AAA	7.03%		37.44%		(2.57)%		4.05%		0.39%		6.37%
MSCI AC World Index	4.72		35.41		(4.05)		3.64		0.89		3.36
Lipper Global Multi-Cap Growth Fund Average	4.48		43.74		(2.37)		2.71		2.94		2.67
Class A	7.07		37.50		(2.56)		4.06		0.40		6.37
	0.92	(b)	29.60	(b)	(4.47	)(b)	2.84	(b)	(0.20	)(b)	5.83 (b)
Class B	6.85		36.43		(3.31)		3.26		(0.28)		5.75
	1.85	(c)	31.43	(c)	(4.28	)(c)	2.91	(c)	(0.28)		5.75
Class C	6.82		36.42		(3.38)		3.27		0.11		6.11
	5.82	(d)	35.42	(d)	(3.38)		3.27		0.11		6.11
Class I	7.07		37.78		(2.40)		4.16		0.44		6.42
In the current prospectus, the gross expense ratios for Class AAA, A, B, C, and I Shares are 2.25%, 2.25%, 3.00%, 3.00%, and 2.00%, respectively. The net expense ratios in the current prospectus for these share classes are 2.01%, 2.01%, 2.76%, 2.76%, and 1.76%, respectively. See page 10 for the expense ratios for the year ended December 31, 2009. Class AAA and Class I Shares do not have a sales charge. The maximum sales charge for Class A, B, and C Shares is 5.75%, 5.00%, and 1.00%, respectively.

(a)	Returns represent past performance and do not guarantee future results. Total returns and average annual returns reflect changes in share price and reinvestment of distributions and are net of expenses. Investment returns and the principal value of an investment will fluctuate. When shares are redeemed, they may be worth more or less than their original cost. Performance returns for periods of less than one year are not annualized. Current performance may be lower or higher than the performance data presented. Visit www.gabelli.com for performance information as of the most recent month end. Investors should carefully consider the investment objectives, risks, charges, and expenses of the Fund before investing. The prospectus contains more information about this and other matters and should be read carefully before investing. Investing in foreign securities involves risks not ordinarily associated with investments in domestic issues, including currency fluctuation, economic, and political risks.

The Class AAA Shares NAVs per share are used to calculate performance for the periods prior to the issuance of Class A Shares, Class B Shares, Class C Shares, and Class I Shares on March 12, 2000, August 16, 2000, November 23, 2001, and January 11, 2008, respectively. The actual performance of the Class B Shares and Class C Shares would have been lower for the periods starting prior to August 16, 2000 and November 23, 2001, respectively, due to the additional expenses associated with these classes of shares. The actual performance of the Class I Shares would have been higher due to lower expenses related to this class of shares. Returns would have been lower had the Adviser not reimbursed certain expenses of the Fund. The MSCI AC World Index is an unmanaged indicator of stock market performance, while the Lipper Global Multi-Cap Growth Fund Average reflects the average performance of mutual funds classified in this particular category. Dividends are considered reinvested. You cannot invest directly in an index.

(b)	Includes the effect of the maximum 5.75% sales charge at the beginning of the period.

(c)	Performance results include the deferred sales charges for the Class B Shares upon redemption at the end of the quarter, one year, three year, and five year periods of 5%, 5%, 3%, and 2%, respectively, of the Fund’s NAV per share at the time of purchase or sale, whichever is lower. Class B Shares are not available for new purchases.

(d)	Performance results include the deferred sales charges for the Class C Shares upon redemption at the end of the quarter and one year periods of 1% of the Fund’s NAV per share at the time of purchase or sale, whichever is lower.

3

The GAMCO Global Opportunity Fund
Disclosure of Fund Expenses (Unaudited)

For the Six Month Period from July 1, 2009 through December 31, 2009	Expense Table
We believe it is important for you to understand the impact of fees and expenses regarding your investment. All mutual funds have operating expenses. As a shareholder of a fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a fund’s gross income, directly reduce the investment return of a fund. When a fund’s expenses are expressed as a percentage of its average net assets, this figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in your Fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.
The Expense Table below illustrates your Fund’s costs in two ways:
Actual Fund Return: This section provides information about actual account values and actual expenses. You may use this section to help you to estimate the actual expenses that you paid over the period after any fee waivers and expense reimbursements. The “Ending Account Value” shown is derived from the Fund’s actual return during the past six months, and the “Expenses Paid During Period” shows the dollar amount that would have been paid by an investor who started with $1,000 in the Fund. You may use this information, together with the amount you invested, to estimate the expenses that you paid over the period.
To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your Fund under the heading “Expenses Paid During Period” to estimate the expenses you paid during this period.
Hypothetical 5% Return: This section provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio. It assumes a hypothetical annualized return of 5% before expenses during the period shown. In this case — because the hypothetical return used is not the Fund’s actual return — the results do not apply to your investment and you cannot use the hypothetical account value and expense to estimate the actual ending account balance or expenses you paid for the period. This example is useful in making comparisons of the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in shareholder reports of other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs such as sales charges (loads), redemption fees, or exchange fees, if any, which are described in the Prospectus. If these costs were applied to your account, your costs would be higher. Therefore, the 5% hypothetical return is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. The “Annualized Expense Ratio” represents the actual expenses for the last six months and may be different from the expense ratio in the Financial Highlights which is for the year ended December 31, 2009.

	Beginning	Ending	Annualized	Expenses
	Account Value	Account Value	Expense	Paid During
	07/01/09	12/31/09	Ratio	Period*

The GAMCO Global Opportunity Fund

Actual Fund Return
Class AAA	$1,000.00	$1,249.30	2.00%	$11.34
Class A	$1,000.00	$1,249.50	2.01%	$11.40
Class B	$1,000.00	$1,244.80	2.74%	$15.50
Class C	$1,000.00	$1,243.90	2.79%	$15.78
Class I	$1,000.00	$1,250.40	1.75%	$9.93
Hypothetical 5% Return
Class AAA	$1,000.00	$1,015.12	2.00%	$10.16
Class A	$1,000.00	$1,015.07	2.01%	$10.21
Class B	$1,000.00	$1,011.39	2.74%	$13.89
Class C	$1,000.00	$1,011.14	2.79%	$14.14
Class I	$1,000.00	$1,016.38	1.75%	$8.89

*	Expenses are equal to the Fund’s annualized expense ratio for the last six months multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year, then divided by 365.

4

Summary of Portfolio Holdings (Unaudited)
The following table presents portfolio holdings as a percent of total net assets as of December 31, 2009:
The GAMCO Global Opportunity Fund

Materials	20.3%
Consumer Staples	17.5%
Energy	16.6%
Industrials	12.0%
Health Care	10.1%
Information Technology	8.0%
Consumer Discretionary	7.1%
Financial Services	5.5%
Telecommunication Services	2.3%
Utilities	1.3%
U.S. Government Obligations	0.5%
Other Assets and Liabilities (Net)	(1.2)%

100.0%

The Fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q, the last of which was filed for the quarter ended September 30, 2009. Shareholders may obtain this information at www.gabelli.com or by calling the Fund at 800-GABELLI (800-422-3554). The Fund’s Form N-Q is available on the SEC’s website at www.sec.gov and may also be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.
Proxy Voting
The Fund files Form N-PX with its complete proxy voting record for the twelve months ended June 30th, no later than August 31st of each year. A description of the Fund’s proxy voting policies, procedures, and how the Fund voted proxies relating to portfolio securities is available without charge, upon request, by (i) calling 800-GABELLI (800-422-3554); (ii) writing to The Gabelli Funds at One Corporate Center, Rye, NY 10580-1422; or (iii) visiting the SEC’s website at www.sec.gov.

5

The GAMCO Global Opportunity Fund
Schedule of Investments — December 31, 2009

			Market
Shares		Cost	Value
	COMMON STOCKS — 100.7%
	MATERIALS — 20.3%
45,000	Antofagasta plc	$53,843	$715,840
3,000	BHP Billiton Ltd.	126,333	114,800
5,304	CRH plc, Dublin	60,636	144,201
5,570	CRH plc, London	56,281	152,259
43,000	Gold Fields Ltd., ADR	186,535	563,730
24,000	Harmony Gold Mining Co. Ltd., ADR	130,306	244,080
3,000	Impala Platinum Holdings Ltd.	115,739	82,003
2,500	Monsanto Co.	174,388	204,375
2,000	Newcrest Mining Ltd.	60,284	63,349
1,830	Rio Tinto plc	77,490	98,814
500	Syngenta AG	143,740	141,204
20,000	Tokai Carbon Co. Ltd.	87,265	99,572
10,000	Xstrata plc†	231,303	178,361

	TOTAL MATERIALS	1,504,143	2,802,588

	CONSUMER STAPLES — 17.5%
11,113	British American Tobacco plc	341,884	360,764
12,160	Cadbury plc	133,175	156,348
7,000	Diageo plc	97,896	122,123
2,280	Dr. Pepper Snapple Group Inc.	54,395	64,524
5,000	General Mills Inc.	248,004	354,050
5,000	Heineken Holding NV	233,715	209,116
25	Japan Tobacco Inc.	144,496	84,412
3,000	Mead Johnson Nutrition Co. Cl. A	129,424	131,100
5,000	PepsiCo Inc.	261,500	304,000
3,060	Pernod-Ricard SA	260,032	261,659
2,500	Philip Morris International Inc.	87,133	120,475
4,000	The Procter & Gamble Co.	221,128	242,520

	TOTAL CONSUMER STAPLES	2,212,782	2,411,091

	ENERGY — 16.6%
5,000	Galp Energia SGPS SA, Cl. B	120,938	86,364
6,600	Imperial Oil Ltd.	222,619	256,591
3,500	Peabody Energy Corp.	169,179	158,235
11,000	Petroleo Brasileiro SA, ADR	83,134	524,480
10,000	Saipem SpA	210,831	345,104
7,200	Schlumberger Ltd.	238,374	468,648
6,000	Suncor Energy Inc.	101,766	211,860
2,798	Transocean Ltd.†	164,041	231,674

	TOTAL ENERGY	1,310,882	2,282,956

	INDUSTRIALS — 12.0%
2,000	Bouygues SA	72,066	103,596
16,000	China Merchants Holdings (International) Co. Ltd.	53,313	51,615
4,500	CNH Global NV†	129,912	112,410
1,000	Fanuc Ltd.	101,606	93,202
2,800	Jardine Matheson Holdings Ltd.	86,257	84,120
3,000	L-3 Communications Holdings Inc.	127,721	260,850
2,500	Lockheed Martin Corp.	61,439	188,375
3,000	Mitsui & Co. Ltd.	69,318	42,558
5,000	Precision Castparts Corp.	74,125	551,750
200,000	Sinotrans Ltd., Cl. H	50,563	52,186
1,000	SMC Corp.	124,202	114,182

	TOTAL INDUSTRIALS	950,522	1,654,844

	HEALTH CARE — 10.1%
2,000	Cochlear Ltd.	76,509	123,507
5,000	Novartis AG	195,896	273,046
3,500	Roche Holding AG	305,337	598,545
3,000	St. Jude Medical Inc.†	115,598	110,340
1,250	Synthes Inc.	136,798	163,493
2,200	Takeda Pharmaceutical Co. Ltd.	138,172	90,643
1,200	TSUMURA & Co.	36,484	38,794

	TOTAL HEALTH CARE	1,004,794	1,398,368

	INFORMATION TECHNOLOGY — 8.0%
2,000	Canon Inc.	103,501	85,077
800	Google Inc., Cl. A†	272,473	495,984
500	Keyence Corp.	102,612	103,772
10,500	Microsoft Corp.	275,325	320,145
5,000	Square Enix Holdings Co. Ltd.	121,465	105,483

	TOTAL INFORMATION TECHNOLOGY	875,376	1,110,461

	CONSUMER DISCRETIONARY — 7.1%
7,000	Cablevision Systems Corp., Cl. A	67,535	180,740
3,000	Christian Dior SA	180,347	307,439
10,000	Compagnie Financiere Richemont SA, Cl. A	117,773	336,269
100,000	Mandarin Oriental International Ltd.	221,081	148,730

	TOTAL CONSUMER DISCRETIONARY	586,736	973,178

See accompanying notes to financial statements.

6

The GAMCO Global Opportunity Fund
Schedule of Investments (Continued) — December 31, 2009

			Market
Shares		Cost	Value
	COMMON STOCKS (Continued)
	FINANCIAL SERVICES — 5.5%
5,000	Cheung Kong (Holdings) Ltd.	$63,610	$64,251
16,000	Hongkong Land Holdings Ltd.	62,764	78,802
5,000	Julius Baer Group Ltd.	141,951	175,842
10,000	Kinnevik Investment AB, Cl. B	230,284	149,077
8,000	Schroders plc	149,450	170,972
10,000	Swire Pacific Ltd., Cl. A	112,741	120,934

	TOTAL FINANCIAL SERVICES	760,800	759,878

	TELECOMMUNICATION SERVICES — 2.3%
2,300	Telephone & Data Systems Inc.	45,066	78,016
2,300	Telephone & Data Systems Inc., Special	41,599	69,460
4,000	United States Cellular Corp.†	223,434	169,640

	TOTAL TELECOMMUNICATION SERVICES	310,099	317,116

	UTILITIES — 1.3%
7,000	Connecticut Water Service Inc.	158,291	173,390

	TOTAL COMMON STOCKS	9,674,425	13,883,870

Principal			Market
Amount		Cost	Value
	U.S. GOVERNMENT OBLIGATIONS — 0.5%
$70,000	U.S. Treasury Bill, 0.101%††, 03/11/10	$69,987	$69,995

	TOTAL INVESTMENTS — 101.2%	$9,744,412	13,953,865

	Other Assets and Liabilities (Net) — (1.2)%		(165,321)

	NET ASSETS — 100.0%		$13,788,544

†	Non-income producing security.

††	Represents annualized yield at date of purchase.

ADR	American Depositary Receipt

	% of
	Market	Market
Geographic Diversification	Value	Value
Europe	38.9%	$5,431,027
North America	35.0	4,879,908
Latin America	9.4	1,304,779
South Africa	6.4	889,813
Japan	6.1	857,696
Asia/Pacific	4.2	590,642

	100.0%	$13,953,865

See accompanying notes to financial statements.

7

The GAMCO Global Opportunity Fund
Statement of Assets and Liabilities
December 31, 2009

Assets:
Investments, at value (cost $9,744, 412)	$13,953,865
Foreign currency, at value (cost $0)	4
Receivable for investments sold	78,549
Receivable for Fund shares sold	5,043
Dividends receivable	22,406
Prepaid expenses	18,456

Total Assets	14,078,323

Liabilities:
Payable to custodian	82,772
Payable for Fund shares redeemed	134,451
Payable for investment advisory fees	11,318
Payable for distribution fees	2,880
Payable for legal and audit fees	27,047
Payable for shareholder communications expenses	17,730
Other accrued expenses	13,581

Total Liabilities	289,779

Net Assets applicable to 834,172 shares outstanding	$13,788,544

Net Assets Consist of:
Paid-in capital	$14,141,031
Accumulated distributions in excess of net investment income	(1,161)
Accumulated net realized loss on investments and foreign currency transactions	(4,562,129)
Net unrealized appreciation on investments	4,209,453
Net unrealized appreciation on foreign currency translations	1,350

Net Assets	$13,788,544

Shares of Capital Stock:
Class AAA:
Net Asset Value, offering, and redemption price per share ($13,280,211 ÷ 803,369 shares outstanding, at $0.001 par value; 75,000,000 shares authorized)	$16.53

Class A:
Net Asset Value and redemption price per share ($170,393 ÷ 10,341 shares outstanding, at $0.001 par value; 50,000,000 shares authorized)	$16.48

Maximum offering price per share (NAV ÷ 0.9425, based on maximum sales charge of 5.75% of the offering price)	$17.49

Class B:
Net Asset Value and offering price per share ($2,327 ÷ 146.9 shares outstanding, at $0.001 par value; 25,000,000 shares authorized)	$15.84 (a)

Class C:
Net Asset Value and offering price per share ($10,286 ÷ 625.8 shares outstanding, at $0.001 par value; 25,000,000 shares authorized)	$16.44 (a)

Class I:
Net Asset Value, offering, and redemption price per share ($325,327 ÷ 19,689 shares outstanding, at $0.001 par value; 25,000,000 shares authorized)	$16.52

(a) Redemption price varies based on the length of time held.

Statement of Operations For the Year Ended December 31, 2009

Investment Income:
Dividends (net of foreign taxes of $6,262)	$268,680
Interest	123

Total Investment Income	268,803

Expenses:
Investment advisory fees	121,987
Distribution fees — Class AAA	29,088
Distribution fees — Class A	341
Distribution fees — Class B	24
Distribution fees — Class C	27
Custodian fees	34,186
Shareholder communications expenses	31,742
Legal and audit fees	29,105
Registration expenses	26,115
Shareholder services fees	16,791
Tax expense	4,989
Directors’ fees	2,036
Interest expense	767
Miscellaneous expenses	33,926

Total Expenses	331,124

Less:
Expenses reimbursed by Adviser (See Note 3)	(82,410)

Net Expenses	248,714

Net Investment Income	20,089

Net Realized and Unrealized Gain/(Loss) on Investments and Foreign Currency:
Net realized loss on investments	(98,024)
Net realized gain on foreign currency transactions	19,812

Net realized loss on investments and foreign currency transactions	(78,212)

Net change in unrealized appreciation/depreciation:
on investments	3,928,491
on foreign currency translations	(42,348)

Net change in unrealized appreciation/ depreciation on investments and foreign currency translations	3,886,143

Net Realized and Unrealized Gain/(Loss) on Investments and Foreign Currency	3,807,931

Net Increase in Net Assets Resulting from Operations	$3,828,020

See accompanying notes to financial statements.

8

The GAMCO Global Opportunity Fund
Statement of Changes in Net Assets

	Year Ended	Year Ended
	December 31, 2009	December 31, 2008
Operations:
Net investment income	$20,089	$154,533
Net realized loss on investments and foreign currency transactions	(78,212)	(1,181,161)
Net change in unrealized appreciation/depreciation on investments and foreign currency translations	3,886,143	(8,143,642)

Net Increase/(Decrease) in Net Assets Resulting from Operations	3,828,020	(9,170,270)

Distributions to Shareholders:
Net investment income
Class AAA	(168,297)	(12,274)
Class A	(2,166)	(136)
Class B	(12)	—
Class C	(125)	—
Class I	(4,708)	(1,752)

	(175,308)	(14,162)

Return of capital
Class AAA	(1,494)	—
Class A	(19)	—
Class B	(1)	—
Class C	(2)	—
Class I	(41)	—

	(1,557)	—

Total Distributions to Shareholders	(176,865)	(14,162)

Capital Share Transactions:
Class AAA	(2,027,972)	(1,795,387)
Class A	6,891	(20,901)
Class B	(1,277)	(1,116)
Class C	8,834	(1,867)
Class I	(211,295)	616,082

Net Decrease in Net Assets from Capital Share Transactions	(2,224,819)	(1,203,189)

Redemption Fees	86	6

Net Increase/(Decrease) in Net Assets	1,426,422	(10,387,615)

Net Assets:
Beginning of period	12,362,122	22,749,737

End of period (including undistributed net investment income of $0 and $129,258, respectively)	$13,788,544	$12,362,122

See accompanying notes to financial statements.

9

The GAMCO Global Opportunity Fund
Financial Highlights
Selected data for a share of capital stock outstanding throughout each period:

		Income from Investment Operations				Distributions									Ratios to Average Net Assets/Supplemental Data
				Net
	Net Asset	Net		Realized and	Total							Net Asset		Net Assets	Net	Operating	Operating
Period	Value,	Investment		Unrealized	from	Net						Value,		End of	Investment	Expenses	Expenses Net	Portfolio
Ended	Beginning	Income		Gain (Loss) on	Investment	Investment		Return of	Total		Redemption	End of	Total	Period	Income	Before	of Reimburse-	Turnover
December 31	of Period	(Loss)(a)		Investments	Operations	Income		Capital(b)	Distributions		Fees(a)(b)	Period	Return†	(in 000’s)	(Loss)	Reimbursement(c)	ment(d)(e)	Rate††
Class AAA
2009	$12.18	$0.02		$4.54	$4.56	$(0.21)		$0.00	$(0.21)		$0.00	$16.53	37.4%	$13,280	0.16%	2.72%	2.05%	8%
2008	20.59	0.14		(8.54)	(8.40)	(0.01)		—	(0.01)		0.00	12.18	(40.8)	11,843	0.83	2.25	2.01	14
2007	18.22	0.17		2.31	2.48	(0.11)		0.00	(0.11)		0.00	20.59	13.6	22,507	0.84	2.03	2.03	20
2006	15.91	(0.08)		2.39	2.31	(0.00	)(b)	—	(0.00	)(b)	0.00	18.22	14.5	23,426	(0.44)	2.02	2.02	15
2005	13.84	0.01		2.08	2.09	(0.02)		—	(0.02)		0.00	15.91	15.1	21,425	0.10	2.04	1.85	26
Class A
2009	$12.14	$0.01		$4.54	$4.55	$(0.21)		$0.00	$(0.21)		$0.00	$16.48	37.5%	$171	0.11%	2.72%	2.05%	8%
2008	20.54	0.12		(8.51)	(8.39)	(0.01)		—	(0.01)		0.00	12.14	(40.8)	120	0.69	2.25	2.01	14
2007	18.17	0.18		2.31	2.49	(0.12)		0.00	(0.12)		0.00	20.54	13.7	233	0.91	2.03	2.03	20
2006	15.87	(0.08)		2.39	2.31	(0.01)		—	(0.01)		0.00	18.17	14.5	220	(0.45)	2.02	2.02	15
2005	13.81	0.01		2.09	2.10	(0.04)		—	(0.04)		0.00	15.87	15.2	244	0.05	2.06	1.87	26
Class B
2009	$11.67	$(0.06)		$4.31	$4.25	$(0.08)		$0.00	$(0.08)		$0.00	$15.84	36.4%	$2	(0.50)%	3.47%	2.80%	8%
2008	19.86	0.01		(8.20)	(8.19)	—		—	—		—	11.67	(41.2)	3	0.05	3.00	2.76	14
2007	17.61	(0.08)		2.33	2.25	—		—	—		0.00	19.86	12.8	6	(0.45)	2.78	2.78	20
2006	15.49	(0.19)		2.31	2.12	—		—	—		0.00	17.61	13.7	25	(1.14)	2.77	2.77	15
2005	13.56	(0.08)		2.01	1.93	—		—	—		0.00	15.49	14.2	48	(0.60)	2.79	2.58	26
Class C
2009	$12.20	$(0.23)		$4.67	$4.44	$(0.20)		$0.00	$(0.20)		$0.00	$16.44	36.4%	$10	(1.49)%	3.47%	2.80%	8%
2008	20.77	(0.00	)(b)	(8.57)	(8.57)	—		—	—		—	12.20	(41.3)	1	(0.01)	3.00	2.76	14
2007	18.45	0.03		2.29	2.32	—		—	—		0.00	20.77	12.6	4	0.14	2.78	2.78	20
2006	16.22	(0.21)		2.44	2.23	—		—	—		0.00	18.45	13.8	4	(1.20)	2.77	2.77	15
2005	14.17	(0.10)		2.15	2.05	—		—	—		0.00	16.22	14.5	4	(0.66)	2.79	2.68	26
Class I
2009	$12.17	$0.06		$4.54	$4.60	$(0.25)		$0.00	$(0.25)		$0.00	$16.52	37.8%	$326	0.45%	2.47%	1.80%	8%
2008(f)	19.75	0.22		(7.74)	(7.52)	(0.06)		—	(0.06)		0.00	12.17	(38.1)	395	1.41 (g)	2.00 (g)	1.76 (g)	14

†	Total return represents aggregate total return of a hypothetical $1,000 investment at the beginning of the period and sold at the end of the period including reinvestment of distributions and does not reflect applicable sales charges. Total return for a period of less than one year is not annualized.

††	Effective in 2008, a change in accounting policy was adopted with regard to the calculation of the portfolio turnover rate to include cash proceeds due to mergers. Had this policy been adopted retroactively, the portfolio turnover rate for the years ended 2007, 2006, and 2005 would have been as shown.

(a)	Per share amounts have been calculated using the average shares outstanding method.

(b)	Amount represents less than $0.005 per share.

(c)	Under an expense deferral agreement with the Adviser, the Fund repaid the Adviser $15,233 during 2007 and $14,200 during 2006, representing previously reimbursed expenses from the Adviser. During the years ended December 31, 2007 and 2006, had such payments not been made, the expense ratios would have been 1.96% and 1.95% (Class AAA), 1.96% and 1.95% (Class A), 2.71% and 2.70% (Class B), and 2.71% and 2.70% (Class C), respectively.

(d)	The Fund incurred interest expense during years ended December 31, 2009, 2008, 2007, 2006, and 2005. If interest expense had not been incurred, the ratios of operating expenses to average net assets would have been 2.04%, 2.00%, 2.00%, 2.00%, and 1.84% (Class AAA), 2.04%, 2.00%, 2.00%, 2.00%, and 1.86% (Class A), 2.79%, 2.75%, 2.75%, 2.75%, and 2.57% (Class B), 2.79%, 2.75%, 2.75%, 2.75%, and 2.68% (Class C), and 1.79% and 1.75% (Class I), respectively. The Fund also incurred tax expense during the year ended December 31, 2009. If tax expense had not been incurred, the ratios of operating expenses to average net assets would have been 2.01% (Class AAA and Class A), 2.76% (Class B and Class C), and 1.76% (Class I), respectively.

(e)	The ratios do not include a reduction of expenses for custodian fee credits on cash balances maintained with the custodian. Including such custodian fee credits, the expense ratios for the year ended December 31, 2005 would have been 1.84%, 1.87%, 2.58%, and 2.68% for Class AAA, Class A, Class B, and Class C, respectively. For the years ended December 31, 2008, 2007, and 2006, the effect of the custodian fee credits was minimal.

(f)	From the commencement of offering Class I Shares on January 11, 2008 through December 31, 2008.

(g)	Annualized.
See accompanying notes to financial statements.

10

The GAMCO Global Opportunity Fund
Notes to Financial Statements
1. Organization. The GAMCO Global Opportunity Fund (the “Fund”), a series of GAMCO Global Series Funds, Inc. (the “Corporation”), was organized on July 16, 1993 as a Maryland corporation. The Fund is a non-diversified open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”), and one of four separately managed portfolios (collectively, the “Portfolios”) of the Corporation. The Fund’s primary objective is capital appreciation. The Fund commenced investment operations on May 11, 1998.
2. Significant Accounting Policies. The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) has become the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the SEC under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The ASC has superseded all existing non-SEC accounting and reporting standards. The Fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.
Security Valuation. Portfolio securities listed or traded on a nationally recognized securities exchange or traded in the U.S. over-the-counter market for which market quotations are readily available are valued at the last quoted sale price or a market’s official closing price as of the close of business on the day the securities are being valued. If there were no sales that day, the security is valued at the average of the closing bid and asked prices or, if there were no asked prices quoted on that day, then the security is valued at the closing bid price on that day. If no bid or asked prices are quoted on such day, the security is valued at the most recently available price or, if the Board of Directors (the “Board”) so determines, by such other method as the Board shall determine in good faith to reflect its fair market value. Portfolio securities traded on more than one national securities exchange or market are valued according to the broadest and most representative market, as determined by Gabelli Funds, LLC (the “Adviser”).
Portfolio securities primarily traded on a foreign market are generally valued at the preceding closing values of such securities on the relevant market, but may be fair valued pursuant to procedures established by the Board if market conditions change significantly after the close of the foreign market but prior to the close of business on the day the securities are being valued. Debt instruments with remaining maturities of sixty days or less that are not credit impaired are valued at amortized cost, unless the Board determines such amount does not reflect the securities’ fair value, in which case these securities will be fair valued as determined by the Board. Debt instruments having a maturity greater than sixty days for which market quotations are readily available are valued at the average of the latest bid and asked prices. If there were no asked prices quoted on such day, the security is valued using the closing bid price.
Securities and assets for which market quotations are not readily available are fair valued as determined by the Board. Fair valuation methodologies and procedures may include, but are not limited to: analysis and review of available financial and non-financial information about the company; comparisons with the valuation and changes in valuation of similar securities, including a comparison of foreign securities with the equivalent U.S. dollar value ADR securities at the close of the U.S. exchange; and evaluation of any other information that could be indicative of the value of the security.

11

The GAMCO Global Opportunity Fund
Notes to Financial Statements (Continued)
The inputs and valuation techniques used to measure fair value of the Fund’s investments are summarized into three levels as described in the hierarchy below:
•	Level 1 — quoted prices in active markets for identical securities;
•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.); and
•	Level 3 — significant unobservable inputs (including the Fund’s determinations as to the fair value of investments).
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The summary of the Fund’s investments by inputs used to value the Fund’s investments as of December 31, 2009 is as follows:

	Valuation Inputs
	Level 1	Level 2 Other Significant	Total Market Value
	Quoted Prices	Observable Inputs	at 12/31/09
INVESTMENTS IN SECURITIES:
ASSETS (Market Value):
Common Stocks:
Materials	$1,012,185	$1,790,403	$2,802,588
Consumer Staples	1,216,669	1,194,422	2,411,091
Energy	1,851,488	431,468	2,282,956
Industrials	1,113,385	541,459	1,654,844
Health Care	273,833	1,124,535	1,398,368
Information Technology	816,129	294,332	1,110,461
Consumer Discretionary	180,740	792,438	973,178
Financial Services	175,842	584,036	759,878
Other Industries(a)	490,506	—	490,506

Total Common Stocks	7,130,777	6,753,093	13,883,870

U.S. Government Obligations	—	69,995	69,995

TOTAL INVESTMENTS IN SECURITIES	$7,130,777	$6,823,088	$13,953,865

(a)	Please refer to the Schedule of Investments for the industry classifications of the portfolio holdings.
At December 31, 2008, the Fund held a Level 3 investment in Corporate Bonds with a market value of $0. This bond was written off in 2009. As of December 31, 2009, there were no Level 3 investments.
Derivative Financial Instruments.
The Fund may engage in various portfolio investment strategies by investing in a number of derivative financial instruments for the purpose of hedging against a specific transaction with respect to either the currency in which the transaction is denominated or another currency. Investing in certain derivative financial instruments, including participation in the options, futures, or swap markets, entails certain execution, liquidity, hedging, tax, and securities, interest, credit, or currency market risks. Losses may arise if the Adviser’s prediction of movements in the direction of the securities, foreign currency, and interest rate markets is inaccurate. Losses may also arise if the counterparty does not perform its duties under a contract, or that, in the event of default, the Fund may be delayed in or prevented from obtaining payments or other contractual remedies owed to it under derivative contracts. The creditworthiness of the counterparties is closely monitored in order to minimize these risks. Participation in derivative transactions involves investment risks, transaction costs, and potential losses to which the Fund would not be subject absent the use of these strategies. The consequences of these risks, transaction costs, and losses may have a negative impact on the Fund’s ability to pay distributions.

12

The GAMCO Global Opportunity Fund
Notes to Financial Statements (Continued)
     Forward Foreign Exchange Contracts. The Fund may engage in forward foreign exchange contracts for the purpose of hedging a specific transaction with respect to either the currency in which the transaction is denominated or another currency as deemed appropriate by the Adviser. Forward foreign exchange contracts are valued at the forward rate and are marked-to-market daily. The change in market value is included in unrealized appreciation/depreciation on investments and foreign currency translations. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.
The use of forward foreign exchange contracts does not eliminate fluctuations in the underlying prices of the Fund’s portfolio securities, but it does establish a rate of exchange that can be achieved in the future. Although forward foreign exchange contracts limit the risk of loss due to a decline in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency increase. In addition, the Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts. During the year ended December 31, 2009, the Fund had no investments in forward foreign exchange contracts.
Repurchase Agreements. The Fund may enter into repurchase agreements with primary government securities dealers recognized by the Federal Reserve Board, with member banks of the Federal Reserve System, or with other brokers or dealers that meet credit guidelines established by the Adviser and reviewed by the Board. Under the terms of a typical repurchase agreement, the Fund takes possession of an underlying debt obligation subject to an obligation of the seller to repurchase, and the Fund to resell, the obligation at an agreed-upon price and time, thereby determining the yield during the Fund’s holding period. It is the policy of the Fund to always receive and maintain securities as collateral whose market value, including accrued interest, is at least equal to 102% of the dollar amount invested by the Fund in each agreement. The Fund will make payment for such securities only upon physical delivery or upon evidence of book entry transfer of the collateral to the account of the custodian. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market on a daily basis to maintain the adequacy of the collateral. If the seller defaults and the value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited. At December 31, 2009, there were no open repurchase agreements.
Securities Sold Short. The Fund may enter into short sale transactions. Short selling involves selling securities that may or may not be owned and, at times, borrowing the same securities for delivery to the purchaser, with an obligation to replace such borrowed securities at a later date. The proceeds received from short sales are recorded as liabilities and the Fund records an unrealized gain or loss to the extent of the difference between the proceeds received and the value of an open short position on the day of determination. The Fund records a realized gain or loss when the short position is closed out. By entering into a short sale, the Fund bears the market risk of an unfavorable change in the price of the security sold short. Dividends on short sales are recorded as an expense by the Fund on the ex-dividend date and interest expense is recorded on the accrual basis. The Fund did not hold any short positions as of December 31, 2009.
Foreign Currency Translations. The books and records of the Fund are maintained in U.S. dollars. Foreign currencies, investments, and other assets and liabilities are translated into U.S. dollars at the current exchange rates. Purchases and sales of investment securities, income, and expenses are translated at the exchange rate

13

The GAMCO Global Opportunity Fund
Notes to Financial Statements (Continued)
prevailing on the respective dates of such transactions. Unrealized gains and losses that result from changes in foreign exchange rates and/or changes in market prices of securities have been included in unrealized appreciation/depreciation on investments and foreign currency translations. Net realized foreign currency gains and losses resulting from changes in exchange rates include foreign currency gains and losses between trade date and settlement date on investment securities transactions, foreign currency transactions, and the difference between the amounts of interest and dividends recorded on the books of the Fund and the amounts actually received. The portion of foreign currency gains and losses related to fluctuation in exchange rates between the initial trade date and subsequent sale trade date is included in realized gain/loss on investments.
Foreign Securities. The Fund may directly purchase securities of foreign issuers. Investing in securities of foreign issuers involves special risks not typically associated with investing in securities of U.S. issuers. The risks include possible revaluation of currencies, the inability to repatriate funds, less complete financial information about companies, and possible future adverse political and economic developments. Moreover, securities of many foreign issuers and their markets may be less liquid and their prices more volatile than those of securities of comparable U.S. issuers.
Foreign Taxes. The Fund may be subject to foreign taxes on income, gains on investments, or currency repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests.
Securities Transactions and Investment Income. Securities transactions are accounted for on the trade date with realized gain or loss on investments determined by using the identified cost method. Interest income (including amortization of premium and accretion of discount) is recorded on the accrual basis. Premiums and discounts on debt securities are amortized using the effective yield to maturity method. Dividend income is recorded on the ex-dividend date except for certain dividends which are recorded as soon as the Fund is informed of the dividend.
Determination of Net Asset Value and Calculation of Expenses. Certain administrative expenses are common to, and allocated among, various affiliated funds. Such allocations are made on the basis of each fund’s average net assets or other criteria directly affecting the expenses as determined by the Adviser pursuant to procedures established by the Board.
In calculating the NAV per share of each class, investment income, realized and unrealized gains and losses, redemption fees, and expenses other than class specific expenses are allocated daily to each class of shares based upon the proportion of net assets of each class at the beginning of each day. Distribution expenses are borne solely by the class incurring the expense.
Custodian Fee Credits and Interest Expense. When cash balances are maintained in the custody account, the Fund receives credits which are used to offset custodian fees. The gross expenses paid under the custody arrangement are included in custodian fees in the Statement of Operations with the corresponding expense offset, if any, shown as “custodian fee credits.” When cash balances are overdrawn, the Fund is charged an overdraft fee equal to 2.00% above the federal funds rate on outstanding balances. This amount, if any, would be included in “interest expense” in the Statement of Operations.

14

The GAMCO Global Opportunity Fund
Notes to Financial Statements (Continued)
Distributions to Shareholders. Distributions to shareholders are recorded on the ex-dividend date. Distributions to shareholders are based on income and capital gains as determined in accordance with federal income tax regulations, which may differ from income and capital gains as determined under U.S. generally accepted accounting principles. These differences are primarily due to differing treatments of income and gains on various investment securities and foreign currency transactions held by the Fund, timing differences, and differing characterizations of distributions made by the Fund. Distributions from net investment income for federal income tax purposes include net realized gains on foreign currency transactions. These book/tax differences are either temporary or permanent in nature. To the extent these differences are permanent, adjustments are made to the appropriate capital accounts in the period when the differences arise. Permanent differences were primarily due to recharacterization of distributions and non-deductible excise tax. These reclassifications have no impact on the NAV of the Fund. For the year ended December 31, 2009, reclassifications were made to decrease accumulated distributions in excess of net investment income by $24,800 and increase accumulated net realized loss on investments and foreign currency transactions by $19,811, with an offsetting adjustment to additional paid in capital.
The tax character of distributions paid during the years ended December 31, 2009 and December 31, 2008 was as follows:

	Year Ended	Year Ended
	December 31, 2009	December 31, 2008
Distributions paid from:
Ordinary income	$175,308	$14,162
Return of capital	1,557	—

Total distributions paid	$176,865	$14,162

Provision for Income Taxes. The Fund intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”). It is the policy of the Fund to comply with the requirements of the Code applicable to regulated investment companies and to distribute substantially all of its net investment company taxable income and net capital gains. Therefore, no provision for federal income taxes is required.
At December 31, 2009, the components of accumulated earnings/losses on a tax basis were as follows:

Accumulated capital loss carryforwards	$(4,562,085)
Net unrealized appreciation on investments and foreign currency translations	4,209,598

Total	$(352,487)

At December 31, 2009, the Fund had net capital loss carryforwards for federal income tax purposes of $4,562,085, which are available to reduce future required distributions of net capital gains to shareholders. $316,789 of the loss carryforward is available through 2010; $1,776,091 is available through 2011; $1,201,151 is available through 2012; $1,170,048 is available through 2016; and $98,006 is available through 2017.
At December 31, 2009, the difference between book basis and tax basis unrealized appreciation was primarily due to deferral of losses from wash sales for tax purposes and mark-to-market adjustments on passive foreign investment companies.

15

The GAMCO Global Opportunity Fund
Notes to Financial Statements (Continued)
The following summarizes the tax cost of investments and the related unrealized appreciation/depreciation at December 31, 2009:

		Gross	Gross
		Unrealized	Unrealized	Net Unrealized
	Cost	Appreciation	Depreciation	Appreciation
Investments	$9,745,616	$4,801,470	$(593,221)	$4,208,249
The Fund is required to evaluate tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Income tax and related interest and penalties would be recognized by the Fund as tax expense in the Statement of Operations if the tax positions were deemed to not meet the more-likely-than-not threshold. For the year ended December 31, 2009, the Fund did not incur any interest or penalties. As of December 31, 2009, the Adviser has reviewed all open tax years and concluded that there was no impact to the Fund’s net assets or results of operations. Tax years ended December 31, 2007 through December 31, 2009, remain subject to examination by the Internal Revenue Service and state taxing authorities. On an ongoing basis, the Adviser will monitor its tax positions to determine if adjustments to this conclusion are necessary.
3. Investment Advisory Agreement and Other Transactions. The Fund has entered into an investment advisory agreement (the “Advisory Agreement”) with the Adviser which provides that the Fund will pay the Adviser a fee, computed daily and paid monthly, at the annual rate of 1.00% of the value of its average daily net assets. In accordance with the Advisory Agreement, the Adviser provides a continuous investment program for the Fund’s portfolio, oversees the administration of all aspects of the Fund’s business and affairs, and pays the compensation of all Officers and Directors of the Fund who are affiliated persons of the Adviser. The Adviser has contractually agreed to waive its investment advisory fee and/or to reimburse expenses of the Fund to the extent necessary to maintain the annualized total operating expenses of the Fund (excluding brokerage, acquired fund fees and expenses, interest, taxes, and extraordinary expenses) at no more than 2.00%, 2.00%, 2.75%, 2.75%, and 1.75% of the value of the Fund’s average daily net assets for Class AAA, Class A, Class B, Class C, and Class I, respectively. In addition, the Fund has agreed, during the two year period following any waiver or reimbursement by the Adviser, to repay such amount to the extent, that after giving the effect to the repayment, such adjusted annualized total operating expenses of the Fund would not exceed 2.00%, 2.00%, 2.75%, 2.75%, and 1.75% of the value of the Fund’s average daily net assets for Class AAA, Class A, Class B, Class C, and Class I, respectively. For the year ended December 31, 2009, the Adviser reimbursed the Fund in the amount of $82,410. The cumulative amount which the Fund may repay the Adviser is $126,689.
If total net assets of the Corporation are in excess of $100 million, the Corporation pays each Director who is not considered to be an affiliated person an annual retainer of $3,000 plus $500 for each Board meeting attended and each Director is reimbursed by the Corporation for any out of pocket expenses incurred in attending meetings. If total net assets of the Corporation are below $100 million, the Corporation pays each Independent Director an annual retainer of $1,500 plus $500 for each Board meeting attended and each Director is reimbursed by the Corporation for any out of pocket expenses incurred in attending meetings. All Board committee members receive $500 per meeting attended and the Chairman of the Audit Committee and the Lead Director each receive an annual fee of $1,000. A Director may receive a single meeting fee, allocated among the participating funds, for participation in certain meetings held on behalf of multiple funds. Directors who are directors or employees of the Adviser or an affiliated company receive no compensation or expense reimbursement from the Corporation.

16

The GAMCO Global Opportunity Fund
Notes to Financial Statements (Continued)
4. Distribution Plan. The Fund’s Board has adopted a distribution plan (the “Plan”) for each class of shares, except for Class I Shares, pursuant to Rule 12b-1 under the 1940 Act. Gabelli & Company, Inc. (“Gabelli & Company”), an affiliate of the Adviser, serves as distributor of the Fund. Under the Class AAA, Class A, Class B, and Class C Share Plans, payments are authorized to Gabelli & Company at annual rates of 0.25%, 0.25%, 1.00%, and 1.00%, respectively, of the average daily net assets of those classes, the annual limitations under each Plan. Such payments are accrued daily and paid monthly.
5. Portfolio Securities. Purchases and sales of securities for the year ended December 31, 2009, other than short-term securities and U.S. Government obligations, aggregated $926,376 and $2,883,582, respectively.
6. Transactions with Affiliates. During the year ended December 31, 2009, the Fund paid brokerage commissions on security trades of $525 to Gabelli & Company. Additionally, Gabelli & Company informed the Fund that it retained $127 from investors representing commissions (sales charges and underwriting fees) on sales and redemptions of Fund shares.
The cost of calculating the Fund’s NAV per share is a Fund expense pursuant to the Advisory Agreement between the Fund and the Adviser. The Adviser did not seek a reimbursement during the year ended December 31, 2009.
7. Line of Credit. The Fund participates in an unsecured line of credit of up to $75,000,000 under which it may borrow up to 10% of its net assets from the custodian for temporary borrowing purposes. Borrowings under this arrangement bear interest at the higher of the sum of the overnight LIBOR plus 100 basis points or the sum of the federal funds rate plus 100 basis points at the time of borrowing. This amount, if any, would be included in “interest expense” in the Statement of Operations. At December 31, 2009, there were no borrowings outstanding under the line of credit.
The average daily amount of borrowings outstanding under the line of credit during the year ended December 31, 2009 was $42,063 with a weighted average interest rate of 1.23%. The maximum amount borrowed at any time during the year ended December 31, 2009 was $548,000.
8. Capital Stock. The Fund offers five classes of shares — Class AAA Shares, Class A Shares, Class B Shares, Class C Shares, and Class I Shares. Class AAA Shares are offered without a sales charge only to investors who acquire them directly from Gabelli & Company, through selected broker/dealers, or the transfer agent. Class I Shares are offered to foundations, endowments, institutions, and employee benefit plans without a sales charge. Class A Shares are subject to a maximum front-end sales charge of 5.75%. Class B Shares are subject to a contingent deferred sales charge (“CDSC”) upon redemption within six years of purchase and automatically convert to Class A Shares approximately eight years after the original purchase. The applicable CDSC is equal to a declining percentage of the lesser of the NAV per share at the date of the original purchase or at the date of redemption, based on the length of time held. Class C Shares are subject to a 1.00% CDSC for one year after purchase. Class B Shares are available only through exchange of Class B Shares of other funds distributed by Gabelli & Company. Class I Shares were first issued on January 11, 2008.
The Fund imposes a redemption fee of 2.00% on all classes of shares that are redeemed or exchanged on or before the seventh day after the date of a purchase. The redemption fee is deducted from the proceeds otherwise payable to the redeeming shareholders and is retained by the Fund. The redemption fees retained by the Fund during the years ended December 31, 2009 and December 31, 2008 amounted to $86 and $6, respectively.

17

The GAMCO Global Opportunity Fund
Notes to Financial Statements (Continued)
The redemption fee does not apply to redemptions of shares where (i) the shares were purchased through automatic reinvestment of distributions, (ii) the redemption was initiated by the Fund, (iii) the shares were purchased through programs that collect the redemption fee at the program level and remit them to the Fund, or (iv) the shares were purchased through programs that the Adviser determines to have appropriate anti-short-term trading policies in place or as to which the Adviser has received assurances that look-through redemption fee procedures or effective anti-short-term trading policies and procedures are in place.
Transactions in shares of capital stock were as follows:

	Year Ended		Year Ended
	December 31, 2009		December 31, 2008*
	Shares	Amount	Shares	Amount
Class AAA
Shares sold	49,778	$722,814	94,612	$1,762,979
Shares issued upon reinvestment of distributions	9,516	158,056	952	11,321
Shares redeemed	(228,300)	(2,908,842)	(216,112)	(3,569,687)

Net decrease	(169,006)	$(2,027,972)	(120,548)	$(1,795,387)

Class A
Shares sold	1,729	$25,686	12,826	$235,926
Shares issued upon reinvestment of distributions	129	2,139	12	136
Shares redeemed	(1,444)	(20,934)	(14,263)	(256,963)

Net increase/(decrease)	414	$6,891	(1,425)	$(20,901)

Class B
Shares sold	—	—	—	—
Shares issued upon reinvestment of distributions	1	$12	—	—
Shares redeemed	(100)	(1,289)	(63)	$(1,116)

Net decrease	(99)	$(1,277)	(63)	$(1,116)

Class C
Shares sold	539	$8,710	—	—
Shares issued upon reinvestment of distributions	7	124	—	—
Shares redeemed	—	—	(93)	$(1,867)

Net increase/(decrease)	546	$8,834	(93)	$(1,867)

Class I
Shares sold	7,884	$109,626	36,461	$667,321
Shares issued upon reinvestment of distributions	258	4,283	148	1,752
Shares redeemed	(20,926)	(325,204)	(4,136)	(52,991)

Net increase/(decrease)	(12,784)	$(211,295)	32,473	$616,082

*	From the commencement of offering Class I Shares on January 11, 2008.
9. Indemnifications. The Fund enters into contracts that contain a variety of indemnifications. The Fund’s maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

18

The GAMCO Global Opportunity Fund
Notes to Financial Statements (Continued)
10. Other Matters. On April 24, 2008, the Adviser entered into an administrative settlement with the SEC to resolve the SEC’s inquiry regarding prior frequent trading activity in shares of the GAMCO Global Growth Fund (the “Global Growth Fund”) by one investor who was banned from the Global Growth Fund in August 2002. In the settlement, the SEC found that the Adviser had violated Section 206(2) of the Investment Advisers Act, Section 17(d) of the 1940 Act, and Rule 17d-1 thereunder, and had aided and abetted and caused violations of Section 12(d)(1)(B)(i) of the 1940 Act. Under the terms of the settlement, the Adviser, while neither admitting nor denying the SEC’s findings and allegations, agreed, among other things, to pay the previously reserved total of $16 million (including a $5 million penalty), of which at least $11 million will be distributed to shareholders of the Global Growth Fund in accordance with a plan developed by an independent distribution consultant and approved by the independent directors of the Global Growth Fund and the staff of the SEC, and to cease and desist from future violations of the above referenced federal securities laws. The settlement will not have a material adverse impact on the Adviser or its ability to fulfill its obligations under the Advisory Agreement. On the same day, the SEC filed a civil action against the Executive Vice President and Chief Operating Officer of the Adviser, alleging violations of certain federal securities laws arising from the same matter. The officer is also an officer of the Global Growth Fund and other funds in the Gabelli/GAMCO fund complex including the Fund. The officer denies the allegations and is continuing in his positions with the Adviser and the funds. The Adviser currently expects that any resolution of the action against the officer will not have a material adverse impact on the Fund or the Adviser or its ability to fulfill its obligations under the Advisory Agreement.
11. Subsequent Events. Management has evaluated the impact on the Fund of events occurring subsequent to December 31, 2009 through February 25, 2010, the date the financial statements were issued, and has determined that there were no subsequent events requiring recognition or disclosure in the financial statements.

19

The GAMCO Global Opportunity Fund
Report of Independent Registered Public Accounting Firm
To the Shareholders and Board of Directors
of GAMCO Global Series Funds, Inc.
We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of The GAMCO Global Opportunity Fund (the “Fund”), a series of GAMCO Global Series Funds, Inc., as of December 31, 2009, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.
We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Fund’s internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2009, by correspondence with the Fund’s custodian. We believe that our audits provide a reasonable basis for our opinion.
In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of The GAMCO Global Opportunity Fund, a series of GAMCO Global Series Funds, Inc., at December 31, 2009, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.

Philadelphia, Pennsylvania February 25, 2010

20

The GAMCO Global Opportunity Fund
Board Consideration and Re-Approval of Investment Advisory Agreement (Unaudited)
During the six months ended December 31, 2009, the Board of Directors of the Corporation approved the continuation of the investment advisory agreement with the Adviser for the Fund on the basis of the recommendation by the directors (the “Independent Board Members”) who are not “interested persons” of the Fund. The following paragraphs summarize the material information and factors considered by the Independent Board Members as well as their conclusions relative to such factors.
Nature, Extent, and Quality of Services. The Independent Board Members considered information regarding the Fund’s portfolio managers, the depth of the analyst pool available to the Adviser and the portfolio managers, the scope of supervisory, administrative, shareholder, and other services supervised or provided by the Adviser and the absence of significant service problems reported to the Board. The Independent Board Members noted the experience, length of service, and reputation of the Fund’s portfolio managers.
Investment Performance. The Independent Board Members reviewed the short and medium-term performance of the Fund against a peer group of global multi-cap core funds, noting the Fund’s top quintile performance for the one year period, top third performance for the three year period, and second third performance for the five year period.
Profitability. The Independent Board Members reviewed summary data regarding the lack of profitability of the Fund to the Adviser both with and without the expense reimbursement arrangement in effect. The Independent Board Members also noted that an affiliated broker of the Adviser received distribution fees and minor amounts of sales commissions.
Economies of Scale. The Independent Board Members discussed the major elements of the Adviser’s cost structure and the relationship of those elements to potential economies of scale and reviewed rudimentary data relating to the impact of 20% growth in the Fund on the Adviser’s profitability.
Sharing of Economies of Scale. The Independent Board Members noted that the investment management fee schedule for the Fund does not take into account any potential economies of scale that may develop or any losses or diminished profitability to the Adviser in prior years.
Service and Cost Comparisons. The Independent Board Members compared the expense ratios of the investment management fee, other expenses, and total expenses of the Fund with similar expense ratios of the peer group of global multi-cap growth funds and noted that the Adviser’s management fee includes substantially all administrative services of the Fund as well as investment advisory services. The Independent Board Members noted that the Fund’s expense ratios after waivers were moderately higher than and the Fund’s size was significantly lower than average within this group and that the Adviser had been waiving substantial portions of its fees in order to make the Fund a more attractive investment. The Independent Board Members compared the management fee with the fees for other funds managed by the Adviser and considered fees charged by an affiliated adviser for general equity institutional accounts and unregistered funds.
Conclusions. The Independent Board Members concluded that the Fund enjoyed highly experienced portfolio management services, good ancillary services, and an acceptable performance record. The Independent Board Members also concluded that the Fund’s expense ratios were reasonable, particularly in light of the lack of profitability to the Adviser of managing the Fund, and that economies of scale were not a factor in their thinking at this time. The Independent Board Members did not view the potential profitability of ancillary services as material to their decision. On the basis of the foregoing and without assigning particular weight to any single conclusion, the Independent Board Members determined to recommend continuation of the investment management agreement to the full Board.

21

The GAMCO Global Opportunity Fund
Additional Fund Information (Unaudited)
The business and affairs of the Corporation are managed under the direction of the Corporation’s Board of Directors. Information pertaining to the Directors and officers of the Company is set forth below. The Fund’s Statement of Additional Information includes additional information about the Fund’s Directors and is available without charge, upon request, by calling 800-GABELLI (800-422-3554) or by writing to The GAMCO Global Opportunity Fund at One Corporate Center, Rye, NY 10580-1422.

	Term of	Number of
Name, Position(s)	Office and	Funds in Fund
Address[1]	Length of	Complex Overseen	Principal Occupation(s)	Other Directorships
and Age	Time Served[2]	by Director	During Past Five Years	Held by Director[4]
INTERESTED DIRECTORS[3]:
Mario J. Gabelli Director and Chief Investment Officer Age: 67	Since 1993	26	Chairman and Chief Executive Officer of GAMCO Investors, Inc. and Chief Investment Officer — Value Portfolios of Gabelli Funds, LLC and GAMCO Asset Management Inc.; Director/Trustee or Chief Investment Officer of other registered investment companies in the Gabelli/GAMCO Funds complex; Chairman and Chief Executive Officer of GGCP, Inc.	Director of Morgan Group Holdings, Inc. (holding company); Chairman of the Board of LICT Corp. (multimedia and communication services company); Director of CIBL, Inc. (broadcasting and wireless communications)

John D. Gabelli Director Age: 65	Since 1993	10	Senior Vice President of Gabelli & Company, Inc.	—

INDEPENDENT DIRECTORS[5]:
E. Val Cerutti Director Age: 70	Since 2001	7	Chief Executive Officer of Cerutti Consultants, Inc.	Director of The LGL Group, Inc. (diversified manufacturing)

Anthony J. Colavita Director Age: 74	Since 1993	34	President of the law firm of Anthony J. Colavita, P.C.	—

Arthur V. Ferrara Director Age: 79	Since 2001	8	Former Chairman of the Board and Chief Executive Officer of The Guardian Life Insurance Company of America (1993-1995)	—

Werner J. Roeder, MD Director Age: 69	Since 1993	22	Medical Director of Lawrence Hospital and practicing private physician	—

Anthonie C. van Ekris Director Age: 75	Since 1993	20	Chairman of BALMAC International, Inc. (commodities and futures trading)	—

Salvatore J. Zizza Director Age: 64	Since 2004	28	Chairman of Zizza & Co., Ltd. (consulting)	Director of Hollis-Eden Pharmaceuticals (biotechnology); Director of Trans-Lux Corporation (business services)

22

The GAMCO Global Opportunity Fund
Additional Fund Information (Continued) (Unaudited)

Term of
Name, Position(s)	Office and
Address[1]	Length of	Principal Occupation(s)
and Age	Time Served[2]	During Past Five Years
OFFICERS:
Bruce N. Alpert President and Secretary Age: 58	Since 2003	Executive Vice President and Chief Operating Officer of Gabelli Funds, LLC since 1988 and an officer of all of the registered investment companies in the Gabelli/GAMCO Funds complex. Director and President of Teton Advisors, Inc. 1998 through 2008; Chairman of Teton Advisors, Inc. since 2008; Senior Vice President of GAMCO Investors, Inc. since 2008

Agnes Mullady Treasurer Age: 51	Since 2006	Senior Vice President of GAMCO Investors, Inc. since 2009; Vice President of Gabelli Funds, LLC since 2007; Officer of all of the registered investment companies in the Gabelli/GAMCO Funds complex; Senior Vice President of U.S. Trust Company, N.A. and Treasurer and Chief Financial Officer of Excelsior Funds from 2004 through 2005

Peter D. Goldstein Chief Compliance Officer Age: 56	Since 2004	Director of Regulatory Affairs at GAMCO Investors, Inc. since 2004; Chief Compliance Officer of all of the registered investment companies in the Gabelli/GAMCO Funds complex

[1]	Address: One Corporate Center, Rye, NY 10580-1422, unless otherwise noted.

[2]	Each Director will hold office for an indefinite term until the earliest of (i) the next meeting of shareholders, if any, called for the purpose of considering the election or re-election of such Director and until the election and qualification of his or her successor, if any, elected at such meeting, or (ii) the date a Director resigns or retires, or a Director is removed by the Board of Directors or shareholders, in accordance with the Corporation’s By-Laws and Articles of Incorporation. Each officer will hold office for an indefinite term until the date he or she resigns or retires or until his or her successor is elected and qualified.

[3]	“Interested person” of the Corporation as defined in the 1940 Act. Messrs. Gabelli are each considered an “interested person” because of their affiliation with Gabelli Funds, LLC which acts as the Corporation’s investment adviser. Mario J. Gabelli and John D. Gabelli are brothers.

[4]	This column includes only directorships of companies required to report to the SEC under the Securities Exchange Act of 1934, as amended (i.e. public companies) or other investment companies registered under the 1940 Act.

[5]	Directors who are not interested persons are considered “Independent” Directors.

2009 TAX NOTICE TO SHAREHOLDERS (Unaudited)
For the year ended December 31, 2009, the Fund paid to shareholders ordinary income distributions (comprised of net investment income) totaling $0.211, $0.214, $0.081, $0.204, and $0.247 per share for Class AAA, Class A, Class B, Class C, and Class I, respectively. For the year ended December 31, 2009, 100% of the ordinary income distribution qualifies for the dividends received deduction available to corporations. For the year ended December 31, 2009, 100% of the ordinary income distribution qualifies for the dividends received deduction available to corporations. The Fund designates 100% of the ordinary income distribution as qualified dividend income pursuant to the Jobs and Growth Tax Relief Reconciliation Act of 2003. Also for the year 2009, the Fund passed through foreign tax credits of $0.006 per share to Class AAA, Class A, Class B, Class C, and Class I.

All designations are based on financial information available as of the date of this annual report and, accordingly, are subject to change. For each item, it is the intention of the Fund to designate the maximum amount permitted under the Internal Revenue Code and the regulations thereunder.

23

GAMCO Global Series Funds, Inc.
The GAMCO Global Opportunity Fund
One Corporate Center
Rye, New York 10580-1422
800-GABELLI
800-422-3554
fax: 914-921-5118
website: www.gabelli.com
e-mail: info@gabelli.com
Net Asset Value per share available daily by calling
800-GABELLI after 7:00 P.M.
Board of Directors

Mario J. Gabelli, CFA Chairman and Chief Executive Officer GAMCO Investors, Inc.	John D. Gabelli Senior Vice President Gabelli & Company, Inc.

E. Val Cerutti Chief Executive Officer Cerutti Consultants, Inc.	Werner J. Roeder, MD Medical Director Lawrence Hospital

Anthony J. Colavita President Anthony J. Colavita, P.C.	Anthonie C. van Ekris Chairman BALMAC International, Inc.

Arthur V. Ferrara Former Chairman and Chief Executive Officer Guardian Life Insurance Company of America	Salvatore J. Zizza Chairman Zizza & Co., Ltd.
Officers

Bruce N. Alpert President and Secretary	Peter D. Goldstein Chief Compliance Officer

Agnes Mullady Treasurer
Distributor
Gabelli & Company, Inc.
Custodian, Transfer Agent, and Dividend Agent
State Street Bank and Trust Company
Legal Counsel
Skadden, Arps, Slate, Meagher & Flom LLP
This report is submitted for the general information of the shareholders of The GAMCO Global Opportunity Fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.
GAB403Q409SR
GAMCO

The GAMCO Global Opportunity Fund
Morningstar® rated The GAMCO Global Opportunity Fund Class AAA Shares 4 stars overall and 4 stars for the three and five year periods and 3 stars for the ten year period ended December 31, 2009 among 542, 542, 447, and 251 World Stock funds, respectively.
ANNUAL REPORT
DECEMBER 31, 2009

The GAMCO Global
Telecommunications Fund
Annual Report
December 31, 2009
Mario J. Gabelli, CFA
Sergey Dluzhevskiy, CFA
Even Miller, CFA
To Our Shareholders,
     The Sarbanes-Oxley Act requires a fund’s principal executive and financial officers to certify the entire contents of the semi-annual and annual shareholder reports in a filing with the Securities and Exchange Commission (“SEC”) on Form N-CSR. This certification would cover the portfolio manager’s commentary and subjective opinions if they are attached to or a part of the financial statements. Many of these comments and opinions would be difficult or impossible to certify.
     Because we do not want our portfolio managers to eliminate their opinions and/or restrict their commentary to historical facts, we have separated their commentary from the financial statements and investment portfolio and have sent it to you separately. Both the commentary and the financial statements, including the portfolio of investments, will be available on our website at www.gabelli.com/funds.
     Enclosed are the audited financial statements including the investment portfolio as of December 31, 2009 with a description of factors that affected the performance during the past year.
Performance Discussion (Unaudited)
     For the year ended December 31, 2009, The GAMCO Global Telecommunications Fund (the “Fund”) (Class AAA) net asset value (“NAV”) per share rose 24.55% compared with increases of 17.06% and 35.41% for the MSCI AC World Telecommunication Services Index and the MSCI AC World Index, respectively.
     The telecommunications sector remained out of favor in the fourth quarter of the year, as has been the case since global markets began to recover in March 2009. Expectations of economic recovery in 2010 and beyond have led investors to seek cyclical growth sectors at the expense of defensive groups, including telecoms. This rotation has further stretched the historically high P/E and EBITDA multiple discounts of the telecom sector and driven the emergence of multiple high single-digit current returns across the sector. In developed markets, demand from the business segment should rebound, and consumer usage of services from mobile applications to high-speed broadband and video-based offerings will benefit. Emerging market operators should benefit from recovery in mobile traffic levels and value added services, with little requirement for incremental investment.
     While dominant players’ revenues have been stagnant or declined, operating cash flow and free cash flow generation remained extremely resilient through the combination of cost containment and cuts in capital spending. This has allowed telecommunication companies to pay down debt levels, while maintaining or even increasing shareholder returns. The combination of prevailing low interest rates, de-leveraged balance sheets, and selective share repurchases, translates into healthy earning per share growth expectations with even modest economic tailwinds. Again, it seems that valuations have not kept pace with potential EPS and cash flow per share gains. In terms of competitive dynamics, we would suggest that the downturn had a very limited impact in the developed markets. Price competition may have fractionally increased as operators sought share of a shrinking pie, but there was effectively no new market entry and a degree of in-market consolidation. Finally, while regulatory issues remain (spectrum, net neutrality, broadband speeds and availability, etc.) the current environment remains largely benign.
     Selected holdings that contributed positively to performance in 2009 were Vimpel-Communications (2.9% of net assets as of December 31, 2009), Telecom Argentina (1.8%), and Cincinnati Bell Inc. (1.5%). Some of our weaker performing stocks during the year were Vivendi (2.2%), China Mobile Ltd. (2.1%), and KDDI Corp. (1.6%).

Sincerely yours,

Bruce N. Alpert
President
February 19, 2010
COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT IN THE
GAMCO GLOBAL TELECOMMUNICATIONS FUND CLASS AAA SHARES
AND THE MSCI AC WORLD INDEX (Unaudited)
Past performance is not predictive of future results. The performance tables and graph do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

Comparative Results
Average Annual Returns through December 31, 2009 (a) (Unaudited)

											Since
											Inception
	Quarter		1 Year		3 Year		5 Year		10 Year		(11/1/93)
GAMCO Global Telecommunications Fund Class AAA	3.74%		24.55%		(4.34)%		3.02%		(1.43)%		8.03%
MSCI AC World Telecommunication Services Index	3.53		17.06		(0.09)		4.94		N/A	*	N/A *
MSCI AC World Index	4.72		35.41		(4.05)		3.64		0.89		6.48
Class A	3.77		24.51		(4.31)		3.04		(1.41)		8.04
	(2.20	)(b)	17.35	(b)	(6.18	)(b)	1.83	(b)	(2.00	)(b)	7.64 (b)
Class B	3.63		23.70		(5.05)		2.26		(2.12)		7.56
	(1.37	)(c)	18.70	(c)	(6.00	)(c)	1.89	(c)	(2.12)		7.56
Class C	3.60		23.61		(5.06)		2.24		(2.13)		7.56
	2.60	(d)	22.61	(d)	(5.06)		2.24		(2.13)		7.56
Class I	3.86		24.84		(4.16)		3.14		(1.37)		8.07
In the current prospectus, the expense ratios for Class AAA, A, B, C, and I Shares are 1.59%, 1.59%, 2.34%, 2.34%, and 1.34%, respectively. See page 12 for the expense ratios for the year ended December 31, 2009. Class AAA and Class I Shares do not have a sales charge. The maximum sales charge for Class A, B, and C Shares is 5.75%, 5.00%, and 1.00%, respectively.

(a)	Returns represent past performance and do not guarantee future results. Total returns and average annual returns reflect changes in share price and reinvestment of distributions and are net of expenses. Investment returns and the principal value of an investment will fluctuate. When shares are redeemed, they may be worth more or less than their original cost. Performance returns for periods of less than one year are not annualized. Current performance may be lower or higher than the performance data presented. Visit www.gabelli.com for performance information as of the most recent month end. Investors should carefully consider the investment objectives, risks, charges, and expenses of the Fund before investing. The prospectus contains more information about this and other matters and should be read carefully before investing. Investing in foreign securities involves risks not ordinarily associated with investments in domestic issues, including currency fluctuation, economic, and political risks.

The Class AAA Shares NAVs per share are used to calculate performance for the periods prior to the issuance of Class A Shares, Class B Shares, Class C Shares, and Class I Shares on March 12, 2000, March 13, 2000, June 2, 2000, and January 11, 2008, respectively. The actual performance of the Class B Shares and Class C Shares would have been lower due to the additional expenses associated with these classes of shares. The actual performance of the Class I Shares would have been higher due to lower expenses related to this class of shares. The MSCI AC World Telecommunication Services Index and the MSCI AC World Index are unmanaged indicators of global stock market performance. Dividends are considered reinvested. You cannot invest directly in an index.

(b)	Includes the effect of the maximum 5.75% sales charge at the beginning of the period.

(c)	Performance results include the deferred sales charges for the Class B Shares upon redemption at the end of the quarter, one year, three year, and five year periods of 5%, 5%, 3%, and 2%, respectively, of the Fund’s NAV per share at the time of purchase or sale, whichever is lower. Class B Shares are not available for new purchases.

(d)	Performance results include the deferred sales charges for the Class C Shares upon redemption at the end of the quarter and one year periods of 1% of the Fund’s NAV per share at the time of purchase or sale, whichever is lower.

*	Information for the MSCI AC World Telecommunication Services Index is not available with dividends prior to August 2001.

The GAMCO Global Telecommunications Fund
Disclosure of Fund Expenses (Unaudited)

For the Six Month Period from July 1, 2009 through December 31, 2009	Expense Table
We believe it is important for you to understand the impact of fees and expenses regarding your investment. All mutual funds have operating expenses. As a shareholder of a fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a fund’s gross income, directly reduce the investment return of a fund. When a fund’s expenses are expressed as a percentage of its average net assets, this figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in your Fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.
The Expense Table below illustrates your Fund’s costs in two ways:
Actual Fund Return: This section provides information about actual account values and actual expenses. You may use this section to help you to estimate the actual expenses that you paid over the period after any fee waivers and expense reimbursements. The “Ending Account Value” shown is derived from the Fund’s actual return during the past six months, and the “Expenses Paid During Period” shows the dollar amount that would have been paid by an investor who started with $1,000 in the Fund. You may use this information, together with the amount you invested, to estimate the expenses that you paid over the period.
To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your Fund under the heading “Expenses Paid During Period” to estimate the expenses you paid during this period.
Hypothetical 5% Return: This section provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio. It assumes a hypothetical annualized return of 5% before expenses during the period shown. In this case — because the hypothetical return used is not the Fund’s actual return — the results do not apply to your investment and you cannot use the hypothetical account value and expense to estimate the actual ending account balance or expenses you paid for the period. This example is useful in making comparisons of the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in shareholder reports of other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs such as sales charges (loads), redemption fees, or exchange fees, if any, which are described in the Prospectus. If these costs were applied to your account, your costs would be higher. Therefore, the 5% hypothetical return is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. The “Annualized Expense Ratio” represents the actual expenses for the last six months and may be different from the expense ratio in the Financial Highlights which is for the year ended December 31, 2009.

	Beginning	Ending	Annualized	Expenses
	Account Value	Account Value	Expense	Paid During
	07/01/09	12/31/09	Ratio	Period*

The GAMCO Global Telecommunications Fund

Actual Fund Return
Class AAA	$1,000.00	$1,197.00	1.62%	$8.97
Class A	$1,000.00	$1,196.60	1.63%	$9.02
Class B	$1,000.00	$1,192.50	2.37%	$13.10
Class C	$1,000.00	$1,192.20	2.38%	$13.15
Class I	$1,000.00	$1,198.30	1.36%	$7.54
Hypothetical 5% Return
Class AAA	$1,000.00	$1,017.04	1.62%	$8.24
Class A	$1,000.00	$1,016.99	1.63%	$8.29
Class B	$1,000.00	$1,013.26	2.37%	$12.03
Class C	$1,000.00	$1,013.21	2.38%	$12.08
Class I	$1,000.00	$1,018.35	1.36%	$6.92

*	Expenses are equal to the Fund’s annualized expense ratio for the last six months multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year, then divided by 365.

Summary of Portfolio Holdings (Unaudited)
The following table presents portfolio holdings as a percent of total net assets as of December 31, 2009:

The GAMCO Global Telecommunications Fund

Diversified Telecommunications Services	47.6%
Wireless Telecommunications Services	35.3%
Other	16.4%
U.S. Government Obligations	0.6%
Other Assets and Liabilities (Net)	0.1%

100.0%

The Fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q, the last of which was filed for the quarter ended September 30, 2009. Shareholders may obtain this information at www.gabelli.com or by calling the Fund at 800-GABELLI (800-422-3554). The Fund’s Form N-Q is available on the SEC’s website at www.sec.gov and may also be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.
Proxy Voting
The Fund files Form N-PX with its complete proxy voting record for the twelve months ended June 30th, no later than August 31st of each year. A description of the Fund’s proxy voting policies, procedures, and how the Fund voted proxies relating to portfolio securities is available without charge, upon request, by (i) calling 800-GABELLI (800-422-3554); (ii) writing to The Gabelli Funds at One Corporate Center, Rye, NY 10580-1422; or (iii) visiting the SEC’s website at www.sec.gov.

The GAMCO Global Telecommunications Fund
Schedule of Investments — December 31, 2009

			Market
Shares/Units		Cost	Value
	COMMON STOCKS — 98.6%
	DIVERSIFIED TELECOMMUNICATIONS SERVICES — 47.6%
	Africa/Middle East — 0.7%
60,000	Maroc Telecom	$1,007,155	$1,040,756
2,000	Pakistan Telecommunications Co. Ltd., GDR (a)	155,766	41,862
13,000	Telkom SA Ltd.	161,823	65,969

		1,324,744	1,148,587

	Asia/Pacific — 4.3%
225,000	Asia Satellite Telecommunications Holdings Ltd.	487,155	319,215
170,000	First Pacific Co. Ltd.	92,079	103,929
20,000	First Pacific Co. Ltd., ADR	30,145	60,000
10,000	KT Corp., ADR†	183,666	168,200
90,000	PCCW Ltd.	74,681	21,707
48,000	Philippine Long Distance Telephone Co., ADR	761,925	2,720,160
18,360	PT Telekomunikasi Indonesia, ADR	165,504	733,482
850,000	Singapore Telecommunications Ltd.	657,917	1,881,696
33,000	Telecom Corp. of New Zealand Ltd., ADR	387,172	296,670
375,000	Telekom Malaysia Berhad	519,351	335,134
2,400	Telstra Corp. Ltd., ADR	47,304	36,720
8,075	Thai Telephone & Telecom, GDR† (a)(b)	100,542	323
1,000,000	True Corp. Public Co. Ltd.† (c)	687,194	44,991

		4,194,635	6,722,227

	Europe — 22.7%
15,000	Belgacom SA	471,892	544,462
36,000	BT Group plc, ADR	1,361,152	782,640
300,000	Cable & Wireless plc	544,359	685,166
8,000	Colt Telecom Group SA†	33,893	17,121
405,000	Deutsche Telekom AG, ADR	5,537,530	5,953,500
65,000	Elisa Oyj	487,640	1,487,163
45,000	Fastweb†	1,100,628	1,245,036
30,000	France Telecom SA, ADR	783,450	757,200
5,507	Hellenic Telecommunications Organization SA	86,065	81,235
37,000	Hellenic Telecommunications Organization SA, ADR	228,882	278,240
400	Iliad SA	47,711	47,892
20,000	Invitel Holdings A/S, ADR†	179,947	90,400
500	Magyar Telekom Telecommunications plc, ADR	9,650	9,550
85,000	Portugal Telecom SGPS SA	1,187,111	1,038,175
60,000	Portugal Telecom SGPS SA, ADR	248,272	728,400
11,000	Rostelecom, ADR	138,618	300,850
55,000	Royal KPN NV, ADR	457,200	937,750
88,000	Sistema JSFC, GDR† (a)	1,723,007	1,848,000
76,000	Swisscom AG, ADR	1,877,116	2,884,960
975,000	Telecom Italia SpA	3,284,258	1,520,708
25,000	Telecom Italia SpA, ADR	607,585	385,750
94,000	Telefonica SA, ADR	2,573,802	7,850,880
6,361	Telefonica SA, BDR	108,406	171,721
133,000	Telekom Austria AG	2,279,782	1,897,086
19,000	Telenor ASA†	332,900	265,976
570,000	TeliaSonera AB	1,985,136	4,130,810

		27,675,992	35,940,671

	Japan — 0.7%
20,000	Nippon Telegraph & Telephone Corp.	970,169	783,808
18,000	Nippon Telegraph & Telephone Corp., ADR	452,798	355,320

		1,422,967	1,139,128

	Latin America — 5.6%
30,000	Atlantic Tele-Network Inc.	99,861	1,650,300
17,434	Brasil Telecom SA, ADR†	551,612	507,853
9,890	Brasil Telecom SA, Cl. C, ADR†	159,229	158,141
44	Brasil Telecom SA, Preference†	474	423
37,415,054	Cable & Wireless Jamaica Ltd.† (d)	499,070	172,507
2,000	GVT Holding SA†	45,931	64,319
1,000	Maxcom Telecomunicaciones SAB de CV, ADR†	3,664	6,070
25,693	Tele Norte Leste Participacoes SA, ADR	357,296	550,344
166,000	Telecom Argentina SA, ADR†	557,894	2,792,120
30,000	Telefonica de Argentina SA, ADR†	210,201	312,000
75,000	Telefonos de Mexico SAB de CV, Cl. L, ADR	338,533	1,243,500
3,355	Telemar Norte Leste SA, Preference, Cl. A	148,531	119,882
70,000	Telmex Internacional SAB de CV, ADR	223,270	1,242,500

		3,195,566	8,819,959

	North America — 13.6%
136,000	AT&T Inc.	3,890,372	3,812,080
47,836	Bell Aliant Regional Communications Income Fund	882,832	1,282,061
36,000	Bell Aliant Regional Communications Income Fund (a)(c)	668,460	962,541
See accompanying notes to financial statements.

The GAMCO Global Telecommunications Fund
Schedule of Investments (Continued) — December 31, 2009

			Market
Shares		Cost	Value
	COMMON STOCKS (Continued)
	DIVERSIFIED TELECOMMUNICATIONS SERVICES (Continued)
	North America (Continued)
10,500	CenturyTel Inc.	$431,705	$380,205
690,000	Cincinnati Bell Inc.†	3,887,304	2,380,500
3,289	Consolidated Communications Holdings Inc.	62,688	57,558
10,000	E.Spire Communications Inc.† (c)	50,000	0
5,000	EarthLink Inc.	57,091	41,550
	FairPoint Communications Inc.† (c)	0	0
10,000	Frontier Communications Corp.	146,800	78,100
75,000	General Communication Inc., Cl. A†	352,620	478,500
12,000	Manitoba Telecom Services Inc.	453,480	384,376
22,422	McLeodUSA Inc., Cl. A† (c)	78,420	110
130,000	McLeodUSA Inc., Cl. A, Escrow† (c)	0	0
28,000	New Ulm Telecom Inc.	340,628	153,300
20,000	NorthPoint Communications Group Inc.†	11,250	24
160,000	Price Communications Corp., Escrow† (c)	0	0
90,000	Qwest Communications International Inc.	530,725	378,900
33,000	Shenandoah Telecommunications Co.	138,825	671,550
45,000	TELUS Corp.	873,965	1,467,658
6,943	TELUS Corp., Non-Voting, New York	361,769	216,274
33,057	TELUS Corp., Non-Voting, Toronto	827,048	1,035,155
90,000	tw telecom inc.†	1,799,944	1,542,600
166,000	Verizon Communications Inc.	6,055,433	5,499,580
61,005	Windstream Corp.	558,913	670,445

		22,460,272	21,493,067

	TOTAL DIVERSIFIED TELECOMMUNICATIONS SERVICES	60,274,176	75,263,639

	WIRELESS TELECOMMUNICATIONS SERVICES — 34.6%
	Africa/Middle East — 0.5%
37,000	Orascom Telecom Holding SAE, GDR	1,669,581	850,630

	Asia/Pacific — 4.0%
300,000	Axiata Group Berhad†	801,484	267,231
71,000	China Mobile Ltd., ADR	916,898	3,296,530
73,000	China Unicom Hong Kong Ltd., ADR	587,280	957,030
666	Hutchison Telecommunications Hong Kong Holdings Ltd.	63	113
666	Hutchison Telecommunications International Ltd.†	519	138
8,000	PT Indosat Tbk, ADR	78,652	200,880
95,000	SK Telecom Co. Ltd., ADR	1,293,472	1,544,700

		3,678,368	6,266,622

	Europe — 9.5%
42,000	Bouygues SA	1,187,997	2,193,113
29,000	Millicom International Cellular SA	2,171,258	2,139,330
800	Mobile TeleSystems OJSC, ADR	29,612	39,112
121,000	Turkcell Iletisim Hizmetleri A/S, ADR	2,551,227	2,116,290
248,000	Vimpel-Communications, ADR	593,735	4,610,320
115,000	Vivendi	3,037,105	3,428,222
19,000	Vodafone Group plc, ADR	600,316	438,710

		10,171,250	14,965,097

	Japan — 2.9%
490	KDDI Corp.	2,409,258	2,593,762
1,500	NTT DoCoMo Inc.	2,726,631	2,087,293

		5,135,889	4,681,055

	Latin America — 5.1%
152,000	America Movil SAB de CV, Cl. L, ADR	964,000	7,140,960
17,500	Grupo Iusacell SA de CV†	29,040	69,307
14,900	Tim Participacoes SA, ADR	438,055	442,679
755	Vivo Participacoes SA	6,747	23,418
7,914	Vivo Participacoes SA, ADR	334,629	245,334
3,256	Vivo Participacoes SA, Preference	159,589	101,888

		1,932,060	8,023,586

	North America — 12.6%
32,000	Clearwire Corp., Cl. A†	465,084	216,320
1,000	Leap Wireless International Inc.†	20,384	17,550
10,000	MetroPCS Communications Inc.†	226,956	76,300
10,000	Nextwave Wireless Inc.†	8,662	4,430
246,000	Rogers Communications Inc., Cl. B	1,107,519	7,626,000
650,000	Sprint Nextel Corp.†	5,229,645	2,379,000
80,000	Telephone & Data Systems Inc.	2,061,826	2,713,600
60,000	Telephone & Data Systems Inc., Special	1,278,136	1,812,000
120,000	United States Cellular Corp.†	5,745,390	5,089,200

		16,143,602	19,934,400

	TOTAL WIRELESS TELECOMMUNICATIONS SERVICES	38,730,750	54,721,390

See accompanying notes to financial statements.

The GAMCO Global Telecommunications Fund
Schedule of Investments (Continued) — December 31, 2009

			Market
Shares		Cost	Value
	COMMON STOCKS (Continued)
	OTHER — 16.4%
	Asia/Pacific — 0.4%
19,065	Austar United Communications Ltd.†	$34,838	$24,318
70,000	C.P. Pokphand Co. Ltd., ADR†	58,725	121,800
100,000	Champion Technology Holdings Ltd.	55,429	3,289
26,000	Himachal Futuristic Communications Ltd., GDR† (a)(c)	141,200	23,512
50,000	Hutchison Whampoa Ltd.	487,170	344,365
250,000	Time Engineering Berhad†	152,324	31,031

		929,686	548,315

	Europe — 1.8%
10,000	Alcatel-Lucent, ADR†	109,800	33,200
8,999	BCB Holdings Ltd.†	36,936	13,274
6,178	BCB Holdings Ltd., London†	0	9,629
1,000	British Sky Broadcasting Group plc, ADR	24,267	36,220
9,000	E.ON AG	126,255	377,123
59,500	G4S plc	0	250,447
96,000	GN Store Nord A/S†	526,185	514,135
500	Kinnevik Investment AB, Cl. A	6,969	8,386
2,500	Kinnevik Investment AB, Cl. B	34,658	37,388
6,400	L. M. Ericsson Telephone Co., Cl. B, ADR	40,907	58,816
25,000	Nokia Oyj, ADR	59,902	321,250
77	Seat Pagine Gialle SpA†	2,769	18
900	Shellshock Ltd.†	521	836
750	Siemens AG, ADR	23,625	68,775
5,852	Telecom Italia Media SpA†	4,669	842
22,000	Telegraaf Media Groep NV	475,874	414,410
5,000	ThyssenKrupp AG	91,947	189,228
15,375	TNT NV, ADR	198,278	473,550
8,000	Zon Multimedia Servicos de Telecomunicacoes e Multimedia SGPS SA	78,640	49,750
9,000	Zon Multimedia Servicos de Telecomunicacoes e Multimedia SGPS SA, ADR	129,150	56,015

		1,971,352	2,913,292

	Japan — 0.4%
72,000	The Furukawa Electric Co. Ltd.	350,157	298,406
22,000	Tokyo Broadcasting System Holdings Inc.	570,425	307,081

		920,582	605,487

	Latin America — 0.3%
25,693	Contax Participacoes SA, ADR	11,050	69,371
17,000	Grupo Televisa SA, ADR	421,380	352,920
1,224	Shellproof Ltd.†	1,210	692

		433,640	422,983

	North America — 13.5%
80,000	Adelphia Communications Corp., Cl. A† (c)	74,756	0
80,000	Adelphia Communications Corp., Cl. A, Escrow† (c)	0	0
80,000	Adelphia Recovery Trust†	0	800
2,000	America Online Latin America Inc., Cl. A† (c)	840	4
1,400	Amphenol Corp., Cl. A	5,729	64,652
3,212	AOL Inc.†	95,257	74,775
2,100	Ascent Media Corp., Cl. A†	27,089	53,613
125,000	Cablevision Systems Corp., Cl. A	3,075,126	3,227,500
48,000	California Micro Devices Corp.†	269,616	226,080
23,566	CanWest Global Communications Corp.†	322,321	2,239
11,434	CanWest Global Communications Corp., Cl. A†	131,317	1,093
10,000	Cogeco Inc.	195,069	274,227
4,000	Comcast Corp., Cl. A, Special	89,868	64,040
4,000	Convergys Corp.†	53,716	43,000
210,000	DIRECTV, Cl. A†	5,181,327	7,003,500
21,000	Discovery Communications Inc., Cl. A†	143,570	644,070
21,000	Discovery Communications Inc., Cl. C†	100,228	556,920
90,000	DISH Network Corp., Cl. A	1,501,668	1,869,300
18,000	EchoStar Corp., Cl. A†	329,634	362,520
5,000	Fisher Communications Inc.†	189,701	81,250
1,000	Geoworks Corp.†	1,375	70
600	Google Inc., Cl. A†	207,854	371,988
1,000	IDT Corp.†	3,050	3,790
1,000	IDT Corp., Cl. B†	3,128	4,850
1,000	L-3 Communications Holdings Inc.	11,000	86,950
60,732	Liberty Global Inc., Cl. A†	1,330,262	1,330,638
50,000	Liberty Global Inc., Cl. C†	1,219,998	1,092,500
24,000	Liberty Media Corp. — Capital, Cl. A†	175,219	573,120
20,000	Liberty Media Corp. — Interactive, Cl. A†	259,440	216,800
1,000	Lockheed Martin Corp.	22,787	75,350
See accompanying notes to financial statements.

The GAMCO Global Telecommunications Fund
Schedule of Investments (Continued) — December 31, 2009

			Market
Shares		Cost	Value
	COMMON STOCKS (Continued)
	OTHER (Continued)
	North America (Continued)
55,000	LSI Corp.†	$385,141	$330,550
17,000	Mediacom Communications Corp., Cl. A†	142,340	75,990
45,000	Motorola Inc.†	374,601	349,200
2,000	News Corp., Cl. B	21,050	31,840
2,524	Orbital Sciences Corp.†	16,208	38,516
10,000	R. H. Donnelley Corp.†	32,228	38
6,000	SCANA Corp.	158,756	226,080
4,500	SJW Corp.	70,456	101,565
35,333	Time Warner Inc.	1,265,598	1,029,604
2,000	TiVo Inc.†	11,105	20,360
47	Xanadoo Co., Cl. A†	23,394	32,900
46,000	Yahoo! Inc.†	1,335,917	771,880

		18,857,739	21,314,162

	TOTAL OTHER	23,112,999	25,804,239

	TOTAL COMMON STOCKS	122,117,925	155,789,268

	RIGHTS — 0.0%
	WIRELESS TELECOMMUNICATIONS SERVICES — 0.0%
	North America — 0.0%
32,000	Clearwire Corp., expire 06/21/10†	0	12,800

	WARRANTS — 0.7%
	WIRELESS TELECOMMUNICATIONS SERVICES — 0.7%
	Asia/Pacific — 0.7%
160,000	Bharti Airtel Ltd., expire 09/19/13† (a)	1,019,856	1,134,014

Principal
Amount
	U.S. GOVERNMENT OBLIGATIONS — 0.6%
	U.S. Treasury Bills — 0.3%
$430,000	U.S. Treasury Bill, 0.137%††, 06/03/10	429,758	429,710

	U.S. Treasury Cash Management Bills — 0.3%
565,000	U.S. Treasury Cash Management Bill, 0.135%††, 06/10/10	564,637	564,576

	TOTAL U.S. GOVERNMENT OBLIGATIONS	994,395	994,286

	TOTAL INVESTMENTS — 99.9%	$124,132,176	157,930,368

	Other Assets and Liabilities (Net) — 0.1%		104,190

	NET ASSETS — 100.0%		$158,034,558

(a)	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2009, the market value of Rule 144A securities amounted to $4,010,252 or 2.54% of net assets.

(b)	Illiquid security.

(c)	Security fair valued under procedures established by the Board of Directors. The procedures may include reviewing available financial information about the company and reviewing valuation of comparable securities and other factors on a regular basis. At December 31, 2009, the market value of fair valued securities amounted to $1,031,158 or 0.65% of net assets.

(d)	At December 31, 2009, the Fund held an investment in a restricted security amounting to $172,507 or 0.11% of net assets, which was valued under methods approved by the Board of Directors as follows:

				12/31/09
				Carrying
Acquisition		Acquisition	Acquisition	Value
Shares	Issuer	Date	Cost	Per Unit
37,415,054	Cable & Wireless Jamaica Ltd.	03/10/94	$499,070	$0.0046

†	Non-income producing security.

††	Represents annualized yield at date of purchase.

ADR	American Depositary Receipt

BDR	Brazilian Depositary Receipt

GDR	Global Depositary Receipt

	% of
	Market	Market
Geographic Diversification	Value	Value
North America	40.3%	$63,748,715
Europe	34.1	53,819,060
Latin America	10.9	17,266,528
Asia/Pacific	9.3	14,671,178
Japan	4.1	6,425,670
Africa/Middle East	1.3	1,999,217

	100.0%	$157,930,368

See accompanying notes to financial statements.

The GAMCO Global Telecommunications Fund
Statement of Assets and Liabilities
December 31, 2009

Assets:
Investments, at value (cost $124,132,176)	$157,930,368
Receivable for Fund shares sold	308,540
Dividends receivable	466,121
Prepaid expenses	34,262

Total Assets	158,739,291

Liabilities:
Payable to custodian	89,901
Payable for Fund shares redeemed	245,523
Payable for investment advisory fees	134,040
Payable for distribution fees	33,906
Payable for accounting fees	11,250
Payable for shareholder communications expenses	64,277
Payable for shareholder services fees	57,936
Payable for legal and audit fees	46,839
Other accrued expenses	21,061

Total Liabilities	704,733

Net Assets applicable to 8,445,632 shares outstanding	$158,034,558

Net Assets Consist of:
Paid-in capital	$155,780,310
Accumulated distributions in excess of net investment income	(253,632)
Accumulated net realized loss on investments and foreign currency transactions	(31,300,475)
Net unrealized appreciation on investments	33,798,192
Net unrealized appreciation on foreign currency translations	10,163

Net Assets	$158,034,558

Shares of Capital Stock:
Class AAA:
Net Asset Value, offering, and redemption price per share ($155,351,612 ÷ 8,301,198 shares outstanding, at $0.001 par value; 75,000,000 shares authorized)	$18.71

Class A:
Net Asset Value and redemption price per share ($1,522,541 ÷ 81,408 shares outstanding, at $ 0.001 par value; 50,000,000 shares authorized)	$18.70

Maximum offering price per share (NAV ÷ 0.9425, based on maximum sales charge of 5.75% of the offering price)	$19.84

Class B:
Net Asset Value and offering price per share ($99,399 ÷ 5,415 shares outstanding, at $0.001 par value; 25,000,000 shares authorized)	$18.36 (a)

Class C:
Net Asset Value and offering price per share ($659,270 ÷ 36,128 shares outstanding, at $0.001 par value; 25,000,000 shares authorized)	$18.25 (a)

Class I:
Net Asset Value, offering, and redemption price per share ($401,736 ÷ 21,483 shares outstanding, at $0.001 par value; 25,000,000 shares authorized)	$18.70

(a) Redemption price varies based on the length of time held.

Statement of Operations For the Year Ended December 31, 2009

Investment Income:
Dividends (net of foreign taxes of $429,582)	$5,061,291
Interest	557

Total Investment Income	5,061,848

Expenses:
Investment advisory fees	1,419,202
Distribution fees — Class AAA	349,174
Distribution fees — Class A	3,104
Distribution fees — Class B	915
Distribution fees — Class C	5,669
Shareholder services fees	203,792
Shareholder communications expenses	142,213
Custodian fees	82,284
Legal and audit fees	50,206
Accounting fees	45,000
Registration expenses	39,456
Directors’ fees	23,518
Interest expense	5,330
Tax expense	3,272
Miscellaneous expenses	24,774

Total Expenses	2,397,909

Net Investment Income	2,663,939

Net Realized and Unrealized Gain/(Loss) on Investments and Foreign Currency:
Net realized loss on investments	(2,393,382)
Net realized gain on foreign currency transactions	7,067

Net realized loss on investments and foreign currency transactions	(2,386,315)

Net change in unrealized appreciation:
on investments	31,561,339
on foreign currency translations	7,760

Net change in unrealized appreciation on investments and foreign currency translations	31,569,099

Net Realized and Unrealized Gain/(Loss) on Investments and Foreign Currency	29,182,784

Net Increase in Net Assets Resulting from Operations	$31,846,723

See accompanying notes to financial statements.

The GAMCO Global Telecommunications Fund
Statement of Changes in Net Assets

	Year Ended	Year Ended
	December 31, 2009	December 31, 2008
Operations:
Net investment income	$2,663,939	$3,187,765
Net realized gain/(loss) on investments and foreign currency transactions	(2,386,315)	1,764,692
Net change in unrealized appreciation/depreciation on investments and foreign currency translations	31,569,099	(113,220,937)

Net Increase/(Decrease) in Net Assets Resulting from Operations	31,846,723	(108,268,480)

Distributions to Shareholders:
Net investment income
Class AAA	(2,939,971)	(2,898,887)
Class A	(29,177)	(23,832)
Class B	(1,251)	(704)
Class C	(8,616)	(3,172)
Class I	(8,465)	(10,427)

	(2,987,480)	(2,937,022)

Return of capital
Class AAA	(3,705)	—
Class A	(37)	—
Class B	(2)	—
Class C	(11)	—
Class I	(10)	—

	(3,765)	—

Total Distributions to Shareholders	(2,991,245)	(2,937,022)

Capital Share Transactions:
Class AAA	(12,824,415)	(58,236,142)
Class A	142,679	(635,005)
Class B	(19,565)	(101,251)
Class C	(14,253)	(935,046)
Class I	(77,528)	569,800

Net Decrease in Net Assets from Capital Share Transactions	(12,793,082)	(59,337,644)

Redemption Fees	219	192

Net Increase/(Decrease) in Net Assets	16,062,615	(170,542,954)
Net Assets:
Beginning of period	141,971,943	312,514,897

End of period (including undistributed net investment income of $0 and $59,583, respectively)	$158,034,558	$141,971,943

See accompanying notes to financial statements.

The GAMCO Global Telecommunications Fund
Financial Highlights
Selected data for a share of capital stock outstanding throughout each period:

												Ratios to Average Net Assets/
		Income from Investment Operations			Distributions							Supplemental Data
			Net
	Net Asset		Realized and	Total					Net Asset		Net Assets	Net
Period	Value,	Net	Unrealized	from	Net	Return			Value,		End of	Investment		Portfolio
Ended	Beginning	Investment	Gain (Loss) on	Investment	Investment	of	Total	Redemption	End of	Total	Period	Income	Operating	Turnover
December 31,	of Period	Income (Loss)(a)	Investments	Operations	Income	Capital(b)	Distributions	Fees(a)(b)	Period	Return†	(in 000’s)	(Loss)	Expenses(c)	Rate††
Class AAA
2009	$15.31	$0.30	$3.46	$3.76	$(0.36)	$0.00	$(0.36)	$0.00	$18.71	24.6%	$155,352	1.88%	1.69%	4%
2008	26.34	0.32	(11.02)	(10.70)	(0.33)	—	(0.33)	0.00	15.31	(40.6)	139,761	1.51	1.59	3
2007	22.46	0.25	3.86	4.11	(0.23)	—	(0.23)	0.00	26.34	18.3	307,368	0.98	1.50	11
2006	17.53	0.12	4.95	5.07	(0.14)	—	(0.14)	0.00	22.46	28.9	214,436	0.63	1.56	7
2005	17.23	0.16	0.33	0.49	(0.19)	—	(0.19)	0.00	17.53	2.8	185,870	0.92	1.59	4
Class A
2009	$15.31	$0.29	$3.46	$3.75	$(0.36)	$0.00	$(0.36)	$0.00	$18.70	24.5%	$1,523	1.81%	1.69%	4%
2008	26.32	0.32	(11.00)	(10.68)	(0.33)	—	(0.33)	0.00	15.31	(40.6)	1,130	1.52	1.59	3
2007	22.43	0.23	3.89	4.12	(0.23)	—	(0.23)	0.00	26.32	18.4	2,728	0.89	1.50	11
2006	17.51	0.12	4.95	5.07	(0.15)	—	(0.15)	0.00	22.43	29.0	1,170	0.64	1.56	7
2005	17.22	0.14	0.35	0.49	(0.20)	—	(0.20)	0.00	17.51	2.8	735	0.83	1.59	4
Class B
2009	$15.03	$0.18	$3.38	$3.56	$(0.23)	$0.00	$(0.23)	$0.00	$18.36	23.7%	$99	1.13%	2.44%	4%
2008	25.67	0.20	(10.74)	(10.54)	(0.10)	—	(0.10)	0.00	15.03	(41.0)	102	0.95	2.34	3
2007	21.90	0.06	3.75	3.81	(0.04)	—	(0.04)	0.00	25.67	17.4	297	0.26	2.25	11
2006	17.11	(0.03)	4.82	4.79	—	—	—	0.00	21.90	28.0	291	(0.17)	2.31	7
2005	16.77	0.01	0.33	0.34	—	—	—	0.00	17.11	2.0	425	0.09	2.33	4
Class C
2009	$14.96	$0.17	$3.36	$3.53	$(0.24)	$0.00	$(0.24)	$0.00	$18.25	23.6%	$659	1.08%	2.44%	4%
2008	25.50	0.15	(10.61)	(10.46)	(0.08)	—	(0.08)	0.00	14.96	(41.0)	563	0.73	2.34	3
2007	21.76	0.05	3.72	3.77	(0.03)	—	(0.03)	0.00	25.50	17.3	2,122	0.19	2.25	11
2006	17.03	0.00 (b)	4.77	4.77	(0.04)	—	(0.04)	0.00	21.76	28.0	351	(0.02)	2.31	7
2005	16.71	0.04	0.29	0.33	(0.01)	—	(0.01)	0.00	17.03	2.0	195	0.26	2.34	4
Class I
2009	$15.30	$0.35	$3.45	$3.80	$(0.40)	$0.00	$(0.40)	$0.00	$18.70	24.8%	$402	2.17%	1.44%	4%
2008(d)	25.53	0.35	(10.19)	(9.84)	(0.39)	—	(0.39)	0.00	15.30	(38.5)	416	1.78 (e)	1.34 (e)	3

†	Total return represents aggregate total return of a hypothetical $1,000 investment at the beginning of the period and sold at the end of the period including reinvestment of distributions and does not reflect applicable sales charges. Total return for a period of less than one year is not annualized.

††	Effective in 2008, a change in accounting policy was adopted with regard to the calculation of the portfolio turnover rate to include cash proceeds due to mergers. Had this policy been adopted retroactively, the portfolio turnover rate for the year ended December 31, 2007 would have been 25%. The portfolio turnover rate for the years ended 2006 and 2005 would have been as shown.

(a)	Per share amounts have been calculated using the average shares outstanding method.

(b)	Amount represents less than $0.005 per share.

(c)	The Fund incurred interest expense during the years ended December 31, 2008 and 2005. If interest expense had not been incurred, the ratio of operating expenses to average net assets would have been 1.57% and 1.58% (Class AAA), 1.57% and 1.59% (Class A), 2.32% and 2.33% (Class B), 2.32% and 2.34% (Class C), and 1.32% (Class I), respectively. For the years ended December 31, 2009, 2007, and 2006, the effect of interest expense was minimal.

(d)	From the commencement of offering Class I Shares on January 11, 2008 through December 31, 2008.

(e)	Annualized.
See accompanying notes to financial statements.

The GAMCO Global Telecommunications Fund
Notes to Financial Statements
1. Organization. The GAMCO Global Telecommunications Fund (the “Fund”), a series of GAMCO Global Series Funds, Inc. (the “Corporation”), was organized on July 16, 1993 as a Maryland corporation. The Fund is a non-diversified open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”), and one of four separately managed portfolios (collectively, the “Portfolios”) of the Corporation. The Fund’s primary objective is capital appreciation. The Fund commenced investment operations on November 1, 1993.
2. Significant Accounting Policies. The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) has become the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the SEC under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The ASC has superseded all existing non-SEC accounting and reporting standards. The Fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.
Security Valuation. Portfolio securities listed or traded on a nationally recognized securities exchange or traded in the U.S. over-the-counter market for which market quotations are readily available are valued at the last quoted sale price or a market’s official closing price as of the close of business on the day the securities are being valued. If there were no sales that day, the security is valued at the average of the closing bid and asked prices or, if there were no asked prices quoted on that day, then the security is valued at the closing bid price on that day. If no bid or asked prices are quoted on such day, the security is valued at the most recently available price or, if the Board of Directors (the “Board”) so determines, by such other method as the Board shall determine in good faith to reflect its fair market value. Portfolio securities traded on more than one national securities exchange or market are valued according to the broadest and most representative market, as determined by Gabelli Funds, LLC (the “Adviser”).
Portfolio securities primarily traded on a foreign market are generally valued at the preceding closing values of such securities on the relevant market, but may be fair valued pursuant to procedures established by the Board if market conditions change significantly after the close of the foreign market but prior to the close of business on the day the securities are being valued. Debt instruments with remaining maturities of sixty days or less that are not credit impaired are valued at amortized cost, unless the Board determines such amount does not reflect the securities’ fair value, in which case these securities will be fair valued as determined by the Board. Debt instruments having a maturity greater than sixty days for which market quotations are readily available are valued at the average of the latest bid and asked prices. If there were no asked prices quoted on such day, the security is valued using the closing bid price. Futures contracts are valued at the closing settlement price of the exchange or board of trade on which the applicable contract is traded.
Securities and assets for which market quotations are not readily available are fair valued as determined by the Board. Fair valuation methodologies and procedures may include, but are not limited to: analysis and review of available financial and non-financial information about the company; comparisons with the valuation and changes in valuation of similar securities, including a comparison of foreign securities with the equivalent U.S. dollar value ADR securities at the close of the U.S. exchange; and evaluation of any other information that could be indicative of the value of the security.

The GAMCO Global Telecommunications Fund
Notes to Financial Statements (Continued)
The inputs and valuation techniques used to measure fair value of the Fund’s investments are summarized into three levels as described in the hierarchy below:
•	Level 1 — quoted prices in active markets for identical securities;

•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.); and

•	Level 3 — significant unobservable inputs (including the Fund’s determinations as to the fair value of investments).
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The summary of the Fund’s investments by inputs used to value the Fund’s investments as of December 31, 2009 is as follows:

	Valuation Inputs
	Level 1	Level 2 Other Significant	Level 3 Significant	Total Market Value
	Quoted Prices	Observable Inputs	Unobservable Inputs	at 12/31/09
INVESTMENTS IN SECURITIES:
ASSETS (Market Value):
Common Stocks:
DIVERSIFIED TELECOMMUNICATIONS SERVICES
Asia/Pacific	$6,677,236	$44,991	—	$6,722,227
North America	20,530,416	962,541	$110	21,493,067
Other Regions (a)	47,048,345	—	—	47,048,345
WIRELESS TELECOMMUNICATIONS SERVICES (a)	54,721,390	—	—	54,721,390
OTHER
Asia/Pacific	524,803	23,512	—	548,315
North America	21,314,158	—	4	21,314,162
Other Regions (a)	3,941,762	—	—	3,941,762

Total Common Stocks	154,758,110	1,031,044	114	155,789,268

Rights (a)	12,800	—	—	12,800
Warrants (a)	—	1,134,014	—	1,134,014
U.S. Government Obligations	—	994,286	—	994,286

TOTAL INVESTMENTS IN SECURITIES	$154,770,910	$3,159,344	$114	$157,930,368

(a)	Please refer to the Schedule of Investments for the industry classifications of these portfolio holdings.

The GAMCO Global Telecommunications Fund
Notes to Financial Statements (Continued)
The following is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value:

								Net change
								in unrealized
								appreciation/
								depreciation
				Change in				during the
	Balance	Accrued	Realized	unrealized	Net	Transfers in	Balance	period on Level 3
	as of	discounts/	gain/	appreciation/	purchases/	and/or out	as of	investments held
	12/31/08	(premiums)	(loss)	depreciation†	(sales)	of Level 3	12/31/09	at 12/31/09†

INVESTMENTS IN SECURITIES:
ASSETS (Market Value):
Common Stocks
DIVERSIFIED TELECOMMUNICATIONS SERVICES
North America	$110	$—	$0	$11	$(11)	$—	$110	$—
OTHER
North America	4	—	—	—	—	—	4	—

Total Common Stocks	114	—	0	11	(11)	—	114	—

Warrants
OTHER
Asia/Pacific	0	—	0	—	0	—	—	—

TOTAL INVESTMENTS IN SECURITIES	$114	$—	$0	$11	$(11)	$—	$114	$—

†	Net change in unrealized appreciation/depreciation on investments is included in the related amounts in the Statement of Operations.
Derivative Financial Instruments.
The Fund may engage in various portfolio investment strategies by investing in a number of derivative financial instruments for the purpose of hedging against changes in the value of its portfolio securities and in the value of securities it intends to purchase or hedging against a specific transaction with respect to either the currency in which the transaction is denominated or another currency. Investing in certain derivative financial instruments, including participation in the options, futures, or swap markets, entails certain execution, liquidity, hedging, tax, and securities, interest, credit, or currency market risks. Losses may arise if the Adviser’s prediction of movements in the direction of the securities, foreign currency, and interest rate markets is inaccurate. Losses may also arise if the counterparty does not perform its duties under a contract, or that, in the event of default, the Fund may be delayed in or prevented from obtaining payments or other contractual remedies owed to it under derivative contracts. The creditworthiness of the counterparties is closely monitored in order to minimize these risks. Participation in derivative transactions involves investment risks, transaction costs, and potential losses to which the Fund would not be subject absent the use of these strategies. The consequences of these risks, transaction costs, and losses may have a negative impact on the Fund’s ability to pay distributions.
     Futures Contracts. The Fund may engage in futures contracts for the purpose of hedging against changes in the value of its portfolio securities and in the value of securities it intends to purchase. Upon entering into a futures contract, the Fund is required to deposit with the broker an amount of cash or cash equivalents equal to a certain percentage of the contract amount. This is known as the “initial margin.” Subsequent payments (“variation margin”) are made or received by the Fund each day, depending on the daily fluctuations in the value of the contract, which are included in unrealized appreciation/depreciation on investments and futures contracts. The Fund recognizes a realized gain or loss when the contract is closed.

The GAMCO Global Telecommunications Fund
Notes to Financial Statements (Continued)
There are several risks in connection with the use of futures contracts as a hedging instrument. The change in value of futures contracts primarily corresponds with the value of their underlying instruments, which may not correlate with the change in value of the hedged investments. In addition, there is the risk that the Fund may not be able to enter into a closing transaction because of an illiquid secondary market. During the year ended December 31, 2009, the Fund had no investments in futures contracts.
     Forward Foreign Exchange Contracts. The Fund may engage in forward foreign exchange contracts for the purpose of hedging a specific transaction with respect to either the currency in which the transaction is denominated or another currency as deemed appropriate by the Adviser. Forward foreign exchange contracts are valued at the forward rate and are marked-to-market daily. The change in market value is included in unrealized appreciation/depreciation on investments and foreign currency translations. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.
The use of forward foreign exchange contracts does not eliminate fluctuations in the underlying prices of the Fund’s portfolio securities, but it does establish a rate of exchange that can be achieved in the future. Although forward foreign exchange contracts limit the risk of loss due to a decline in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency increase. In addition, the Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts. During the year ended December 31, 2009, the Fund had no investments in forward foreign exchange contracts.
Repurchase Agreements. The Fund may enter into repurchase agreements with primary government securities dealers recognized by the Federal Reserve Board, with member banks of the Federal Reserve System, or with other brokers or dealers that meet credit guidelines established by the Adviser and reviewed by the Board. Under the terms of a typical repurchase agreement, the Fund takes possession of an underlying debt obligation subject to an obligation of the seller to repurchase, and the Fund to resell, the obligation at an agreed-upon price and time, thereby determining the yield during the Fund’s holding period. It is the policy of the Fund to always receive and maintain securities as collateral whose market value, including accrued interest, is at least equal to 102% of the dollar amount invested by the Fund in each agreement. The Fund will make payment for such securities only upon physical delivery or upon evidence of book entry transfer of the collateral to the account of the custodian. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market on a daily basis to maintain the adequacy of the collateral. If the seller defaults and the value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited. At December 31, 2009, there were no open repurchase agreements.
Securities Sold Short. The Fund may enter into short sale transactions. Short selling involves selling securities that may or may not be owned and, at times, borrowing the same securities for delivery to the purchaser, with an obligation to replace such borrowed securities at a later date. The proceeds received from short sales are recorded as liabilities and the Fund records an unrealized gain or loss to the extent of the difference between the proceeds received and the value of an open short position on the day of determination. The Fund records a realized gain or loss when the short position is closed out. By entering into a short sale, the Fund bears the market risk of an unfavorable change in the price of the security sold short. Dividends on

The GAMCO Global Telecommunications Fund
Notes to Financial Statements (Continued)
short sales are recorded as an expense by the Fund on the ex-dividend date and interest expense is recorded on the accrual basis. The Fund did not hold any short positions as of December 31, 2009.
Foreign Currency Translations. The books and records of the Fund are maintained in U.S. dollars. Foreign currencies, investments, and other assets and liabilities are translated into U.S. dollars at the current exchange rates. Purchases and sales of investment securities, income, and expenses are translated at the exchange rate prevailing on the respective dates of such transactions. Unrealized gains and losses that result from changes in foreign exchange rates and/or changes in market prices of securities have been included in unrealized appreciation/depreciation on investments and foreign currency translations. Net realized foreign currency gains and losses resulting from changes in exchange rates include foreign currency gains and losses between trade date and settlement date on investment securities transactions, foreign currency transactions, and the difference between the amounts of interest and dividends recorded on the books of the Fund and the amounts actually received. The portion of foreign currency gains and losses related to fluctuation in exchange rates between the initial trade date and subsequent sale trade date is included in realized gain/loss on investments.
Foreign Securities. The Fund may directly purchase securities of foreign issuers. Investing in securities of foreign issuers involves special risks not typically associated with investing in securities of U.S. issuers. The risks include possible revaluation of currencies, the inability to repatriate funds, less complete financial information about companies, and possible future adverse political and economic developments. Moreover, securities of many foreign issuers and their markets may be less liquid and their prices more volatile than those of securities of comparable U.S. issuers.
Foreign Taxes. The Fund may be subject to foreign taxes on income, gains on investments, or currency repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests.
Restricted and Illiquid Securities. The Fund may invest up to 15% of its net assets in securities for which the markets are illiquid. Illiquid securities include securities the disposition of which is subject to substantial legal or contractual restrictions. The sale of illiquid securities often requires more time and results in higher brokerage charges or dealer discounts and other selling expenses than does the sale of securities eligible for trading on national securities exchanges or in the over-the-counter markets. Restricted securities may sell at a price lower than similar securities that are not subject to restrictions on resale. Securities freely saleable among qualified institutional investors under special rules adopted by the SEC may be treated as liquid if they satisfy liquidity standards established by the Board. The continued liquidity of such securities is not as well assured as that of publicly traded securities, and accordingly the Board will monitor their liquidity.
Concentration Risks. The Fund may invest a high percentage of its assets in specific sectors of the market in order to achieve a potentially greater investment return. As a result, the Fund may be more susceptible to economic, political, and regulatory developments in a particular sector of the market, positive or negative, and may experience increased volatility to the Fund’s NAV and a magnified effect in its total return.
Securities Transactions and Investment Income. Securities transactions are accounted for on the trade date with realized gain or loss on investments determined by using the identified cost method. Interest income (including amortization of premium and accretion of discount) is recorded on the accrual basis. Premiums and discounts on debt securities are amortized using the effective yield to maturity method. Dividend income is

The GAMCO Global Telecommunications Fund
Notes to Financial Statements (Continued)
recorded on the ex-dividend date except for certain dividends which are recorded as soon as the Fund is informed of the dividend.
Determination of Net Asset Value and Calculation of Expenses. Certain administrative expenses are common to, and allocated among, various affiliated funds. Such allocations are made on the basis of each fund’s average net assets or other criteria directly affecting the expenses as determined by the Adviser pursuant to procedures established by the Board.
In calculating the NAV per share of each class, investment income, realized and unrealized gains and losses, redemption fees, and expenses other than class specific expenses are allocated daily to each class of shares based upon the proportion of net assets of each class at the beginning of each day. Distribution expenses are borne solely by the class incurring the expense.
Custodian Fee Credits and Interest Expense. When cash balances are maintained in the custody account, the Fund receives credits which are used to offset custodian fees. The gross expenses paid under the custody arrangement are included in custodian fees in the Statement of Operations with the corresponding expense offset, if any, shown as “custodian fee credits.” When cash balances are overdrawn, the Fund is charged an overdraft fee equal to 2.00% above the federal funds rate on outstanding balances. This amount, if any, would be included in “interest expense” in the Statement of Operations.
Distributions to Shareholders. Distributions to shareholders are recorded on the ex-dividend date. Distributions to shareholders are based on income and capital gains as determined in accordance with federal income tax regulations, which may differ from income and capital gains as determined under U.S. generally accepted accounting principles. These differences are primarily due to differing treatments of income and gains on various investment securities and foreign currency transactions held by the Fund, timing differences, and differing characterizations of distributions made by the Fund. Distributions from net investment income include net realized gains on foreign currency transactions. These book/tax differences are either temporary or permanent in nature. To the extent these differences are permanent, adjustments are made to the appropriate capital accounts in the period when the differences arise. Permanent differences were primarily due to recharacterization of distributions and non-deductible excise tax. These reclassifications have no impact on the NAV of the Fund. For the year ended December 31, 2009, reclassifications were made to decrease accumulated distributions in excess of net investment income by $10,326 and to increase accumulated net realized loss on investments and foreign currency transactions by $7,056, with an offsetting adjustment to paid-in capital.
The tax character of distributions paid during the years ended December 31, 2009 and December 31, 2008 was as follows:

	Year Ended	Year Ended
	December 31, 2009	December 31, 2008
Distributions paid from:
Ordinary income	$2,987,480	$2,937,022
Return of capital	3,765	—

Total distributions paid	$2,991,245	$2,937,022

Provision for Income Taxes. The Fund intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”). It is the policy of the Fund to comply with the requirements of the Code applicable to regulated investment companies and to

The GAMCO Global Telecommunications Fund
Notes to Financial Statements (Continued)
distribute substantially all of its net investment company taxable income and net capital gains. Therefore, no provision for federal income taxes is required.
As of December 31, 2009, the components of accumulated earnings/losses on a tax basis were as follows:

Accumulated capital loss carryforwards	$(28,758,891)
Net unrealized appreciation on investments and foreign currency translations	31,013,139

Total	$2,254,248

At December 31, 2009, the Fund had net capital loss carryforwards for federal income tax purposes of $28,758,891, which are available to reduce future required distributions of net capital gains to shareholders. $8,976,662 of the loss carryforward is available through 2010; $11,910,139 is available through 2011; $3,314,655 is available through 2012; $250,132 is available through 2016; and $4,307,303 is available through 2017.
At December 31, 2009, the difference between book basis and tax basis unrealized appreciation was primarily due to deferral of losses from wash sales for tax purposes and mark-to-market adjustments on passive foreign investment companies.
The following summarizes the tax cost of investments and the related unrealized appreciation/depreciation at December 31, 2009:

		Gross	Gross
		Unrealized	Unrealized	Net Unrealized
	Cost	Appreciation	Depreciation	Appreciation
Investments	$126,927,394	$52,166,078	$(21,163,104)	$31,002,974
The Fund is required to evaluate tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Income tax and related interest and penalties would be recognized by the Fund as tax expense in the Statement of Operations if the tax positions were deemed to not meet the more-likely-than-not threshold. For the year ended December 31, 2009, the Fund did not incur any interest or penalties. As of December 31, 2009, the Adviser has reviewed all open tax years and concluded that there was no impact to the Fund’s net assets or results of operations. Tax years ended December 31, 2007 through December 31, 2009, remain subject to examination by the Internal Revenue Service and state taxing authorities. On an ongoing basis, the Adviser will monitor its tax positions to determine if adjustments to this conclusion are necessary.
3. Investment Advisory Agreement and Other Transactions. The Fund has entered into an investment advisory agreement (the “Advisory Agreement”) with the Adviser which provides that the Fund will pay the Adviser a fee, computed daily and paid monthly, at the annual rate of 1.00% of the value of its average daily net assets. In accordance with the Advisory Agreement, the Adviser provides a continuous investment program for the Fund’s portfolio, oversees the administration of all aspects of the Fund’s business and affairs, and pays the compensation of all Officers and Directors of the Fund who are affiliated persons of the Adviser.
If total net assets of the Corporation are in excess of $100 million, the Corporation pays each Director who is not considered an affiliated person an annual retainer of $3,000 plus $500 for each Board meeting attended and each Director is reimbursed by the Corporation for any out of pocket expenses incurred in attending meetings. If total net assets of the Corporation are below $100 million, the Corporation pays each Independent Director an annual

The GAMCO Global Telecommunications Fund
Notes to Financial Statements (Continued)
retainer of $1,500 plus $500 for each Board meeting attended and each Director is reimbursed by the Corporation for any out of pocket expenses incurred in attending meetings. All Board committee members receive $500 per meeting attended and the Chairman of the Audit Committee and the Lead Director each receive an annual fee of $1,000. A Director may receive a single meeting fee, allocated among the participating funds, for participation in certain meetings held on behalf of multiple funds. Directors who are directors or employees of the Adviser or an affiliated company receive no compensation or expense reimbursement from the Corporation.
4. Distribution Plan. The Fund’s Board has adopted a distribution plan (the “Plan”) for each class of shares, except for Class I Shares, pursuant to Rule 12b-1 under the 1940 Act. Gabelli & Company, Inc. (“Gabelli & Company”), an affiliate of the Adviser, serves as distributor of the Fund. Under the Class AAA, Class A, Class B, and Class C Share Plans, payments are authorized to Gabelli & Company at annual rates of 0.25%, 0.25%, 1.00%, and 1.00%, respectively, of the average daily net assets of those classes, the annual limitations under each Plan. Such payments are accrued daily and paid monthly.
5. Portfolio Securities. Purchases and sales of securities for the year ended December 31, 2009, other than short-term securities and U.S. Government obligations, aggregated $5,412,348 and $18,719,006, respectively.
6. Transactions with Affiliates. During the year ended December 31, 2009, the Fund paid brokerage commissions on security trades of $13,461 to Gabelli & Company. Additionally, Gabelli & Company informed the Fund that it retained $1,202 from investors representing commissions (sales charges and underwriting fees) on sales and redemptions of Fund shares.
The cost of calculating the Fund’s NAV per share is a Fund expense pursuant to the Advisory Agreement between the Fund and the Adviser. During the year ended December 31, 2009, the Fund paid or accrued $45,000 to the Adviser in connection with the cost of computing the Fund’s NAV.
7. Line of Credit. The Fund participates in an unsecured line of credit of up to $75,000,000 under which it may borrow up to 10% of its net assets from the custodian for temporary borrowing purposes. Borrowings under this arrangement bear interest at the higher of the sum of the overnight LIBOR plus 100 basis points or the sum of the federal funds rate plus 100 basis points at the time of borrowing. This amount, if any, would be included in “interest expense” in the Statement of Operations. At December 31, 2009, there were no borrowings outstanding under the line of credit.
The average daily amount of borrowings outstanding under the line of credit during the year ended December 31, 2009 was $353,375 with a weighted average interest rate of 1.15%. The maximum amount borrowed at any time during the year ended December 31, 2009 was $3,415,000.
8. Capital Stock. The Fund offers five classes of shares — Class AAA Shares, Class A Shares, Class B Shares, Class C Shares, and Class I Shares. Class AAA Shares are offered without a sales charge only to investors who acquire them directly from Gabelli & Company, through selected broker/dealers, or the transfer agent. Class I Shares are offered to foundations, endowments, institutions, and employee benefit plans without a sales charge. Class A Shares are subject to a maximum front-end sales charge of 5.75%. Class B Shares are subject to a contingent deferred sales charge (“CDSC”) upon redemption within six years of purchase and automatically convert to Class A Shares approximately eight years after the original purchase. The applicable CDSC is equal to a declining percentage of the lesser of the NAV per share at the date of the original purchase or at the date of redemption, based on the length of time held. Class C Shares are subject to a 1.00% CDSC for one year after

The GAMCO Global Telecommunications Fund
Notes to Financial Statements (Continued)
purchase. Class B Shares are available only through exchange of Class B Shares of other funds distributed by Gabelli & Company. Class I Shares were first issued on January 11, 2008.
The Fund imposes a redemption fee of 2.00% on all classes of shares that are redeemed or exchanged on or before the seventh day after the date of a purchase. The redemption fee is deducted from the proceeds otherwise payable to the redeeming shareholders and is retained by the Fund. The redemption fees retained by the Fund during the years ended December 31, 2009 and December 31, 2008 amounted to $219 and $192, respectively.
The redemption fee does not apply to redemptions of shares where (i) the shares were purchased through automatic reinvestment of distributions, (ii) the redemption was initiated by the Fund, (iii) the shares were purchased through programs that collect the redemption fee at the program level and remit them to the Fund, or (iv) the shares were purchased through programs that the Adviser determines to have appropriate anti-short-term trading policies in place or as to which the Adviser has received assurances that look-through redemption fee procedures or effective anti-short-term trading policies and procedures are in place.
Transactions in shares of capital stock were as follows:

	Year Ended		Year Ended
	December 31, 2009		December 31, 2008*
	Shares	Amount	Shares	Amount
Class AAA
Shares sold	724,622	$11,924,198	707,973	$14,071,991
Shares issued upon reinvestment of distributions	148,517	2,798,066	185,164	2,751,534
Shares redeemed	(1,698,778)	(27,546,679)	(3,437,442)	(75,059,667)

Net decrease	(825,639)	$(12,824,415)	(2,544,305)	$(58,236,142)

Class A
Shares sold	31,366	$527,531	21,568	$468,361
Shares issued upon reinvestment of distributions	1,026	19,314	1,057	15,710
Shares redeemed	(24,812)	(404,166)	(52,458)	(1,119,076)

Net increase/(decrease)	7,580	$142,679	(29,833)	$(635,005)

Class B
Shares issued upon reinvestment of distributions	40	$739	30	$432
Shares redeemed	(1,412)	(20,304)	(4,803)	(101,683)

Net decrease	(1,372)	$(19,565)	(4,773)	$(101,251)

Class C
Shares sold	9,932	$166,337	6,056	$128,204
Shares issued upon reinvestment of distributions	342	6,283	162	2,363
Shares redeemed	(11,751)	(186,873)	(51,833)	(1,065,613)

Net decrease	(1,477)	$(14,253)	(45,615)	$(935,046)

Class I
Shares sold	7,794	$132,046	34,897	$712,000
Shares issued upon reinvestment of distributions	352	6,634	410	6,084
Shares redeemed	(13,861)	(216,208)	(8,109)	(148,284)

Net increase/(decrease)	(5,715)	$(77,528)	27,198	$569,800

*	From the commencement of offering Class I Shares on January 11, 2008.

The GAMCO Global Telecommunications Fund
Notes to Financial Statements (Continued)
9. Indemnifications. The Fund enters into contracts that contain a variety of indemnifications. The Fund’s maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.
10. Other Matters. On April 24, 2008, the Adviser entered into an administrative settlement with the SEC to resolve the SEC’s inquiry regarding prior frequent trading activity in shares of the GAMCO Global Growth Fund (the “Global Growth Fund”) by one investor who was banned from the Global Growth Fund in August 2002. In the settlement, the SEC found that the Adviser had violated Section 206(2) of the Investment Advisers Act, Section 17(d) of the 1940 Act, and Rule 17d-1 thereunder, and had aided and abetted and caused violations of Section 12(d)(1)(B)(i) of the 1940 Act. Under the terms of the settlement, the Adviser, while neither admitting nor denying the SEC’s findings and allegations, agreed, among other things, to pay the previously reserved total of $16 million (including a $5 million penalty), of which at least $11 million will be distributed to shareholders of the Global Growth Fund in accordance with a plan developed by an independent distribution consultant and approved by the independent directors of the Global Growth Fund and the staff of the SEC, and to cease and desist from future violations of the above referenced federal securities laws. The settlement will not have a material adverse impact on the Adviser or its ability to fulfill its obligations under the Advisory Agreement. On the same day, the SEC filed a civil action against the Executive Vice President and Chief Operating Officer of the Adviser, alleging violations of certain federal securities laws arising from the same matter. The officer is also an officer of the Global Growth Fund and other funds in the Gabelli/GAMCO fund complex including the Fund. The officer denies the allegations and is continuing in his positions with the Adviser and the funds. The Adviser currently expects that any resolution of the action against the officer will not have a material adverse impact on the Fund or the Adviser or its ability to fulfill its obligations under the Advisory Agreement.
11. Subsequent Events. Management has evaluated the impact on the Fund of events occurring subsequent to December 31, 2009 through February 25, 2010, the date the financial statements were issued, and has determined that there were no subsequent events requiring recognition or disclosure in the financial statements.

The GAMCO Global Telecommunications Fund
Report of Independent Registered Public Accounting Firm
To the Shareholders and Board of
Directors of GAMCO Global Series Funds, Inc.
We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of The GAMCO Global Telecommunications Fund (the “Fund”), a series of GAMCO Global Series Funds, Inc., as of December 31, 2009, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.
We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Fund’s internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2009, by correspondence with the Fund’s custodian. We believe that our audits provide a reasonable basis for our opinion.
In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of The GAMCO Global Telecommunications Fund, a series of GAMCO Global Series Funds, Inc., at December 31, 2009, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.
Philadelphia, Pennsylvania
February 25, 2010

The GAMCO Global Telecommunications Fund
Board Consideration and Re-Approval of Investment Advisory Agreement (Unaudited)
During the six months ended December 31, 2009, the Board of Directors of the Corporation approved the continuation of the investment advisory agreement with the Adviser for the Fund on the basis of the recommendation by the directors (the “Independent Board Members”) who are not “interested persons” of the Fund. The following paragraphs summarize the material information and factors considered by the Independent Board Members as well as their conclusions relative to such factors.
Nature, Extent, and Quality of Services. The Independent Board Members considered information regarding the Fund’s portfolio managers, the depth of the analyst pool available to the Adviser and the Fund’s portfolio managers, the scope of supervisory, administrative, shareholder, and other services supervised or provided by the Adviser, and the absence of significant service problems reported to the Board. The Independent Board Members noted the experience, length of service, and reputation of the Fund’s portfolio managers.
Investment Performance. The Independent Board Members reviewed the short, medium, and long-term performance of the Fund against a peer group of global telecommunications funds, noting that the Fund’s performance was in the third quartile in its peer group for the one year period, in the top third of its peer group for the three year period, and was above average for the five year period.
Profitability. The Independent Board Members reviewed summary data regarding the profitability of the Fund to the Adviser both with a pro rata administrative charge and with a standalone administrative charge. The Independent Board Members also noted that a substantial portion of the Fund’s portfolio transactions were executed by an affiliated broker of the Adviser and that the affiliated broker received distribution fees and minor amounts of sales commissions.
Economies of Scale. The Independent Board Members discussed the major elements of the Adviser’s cost structure and the relationship of those elements to potential economies of scale and reviewed rudimentary data relating to the impact of 20% growth in the Fund on the Adviser’s profitability.
Sharing of Economies of Scale. The Independent Board Members noted that the investment management fee schedule for the Fund does not take into account any potential economies of scale that may develop.
Service and Cost Comparisons. The Independent Board Members compared the expense ratios of the investment management fee, other expenses, and total expenses of the Fund with similar expense ratios of the Lipper peer group of telecommunication funds and noted that the Adviser’s management fee includes substantially all administrative services of the Fund as well as investment advisory services of the Adviser. The Independent Board Members noted that the Fund’s expense ratio was above average and the Fund’s size was below average within this group. The Independent Board Members compared the management fee with the fees for other funds managed by the Adviser and considered fees charged by an affiliated adviser for general equity institutional accounts and unregistered funds.
Conclusions. The Independent Board Members concluded that the Fund enjoyed highly experienced portfolio management services, good ancillary services, and a performance record that was satisfactory. The Independent Board Members also concluded that the Fund’s expense ratios and the profitability to the Adviser of managing the Fund were reasonable, and that economies of scale were not a significant factor in their thinking at this time. The Independent Board Members did not view the potential profitability of ancillary services as material to their decision. On the basis of the foregoing and without assigning particular weight to any single conclusion, the Independent Board Members determined to recommend continuation of the investment management agreement to the full Board.

The GAMCO Global Telecommunications Fund
Additional Fund Information (Unaudited)
The business and affairs of the Corporation are managed under the direction of the Corporation’s Board of Directors. Information pertaining to the Directors and officers of the Corporation is set forth below. The Corporation’s Statement of Additional Information includes additional information about the Fund’s Directors and is available without charge, upon request, by calling 800-GABELLI (800-422-3554) or by writing to The GAMCO Global Telecommunications Fund at One Corporate Center, Rye, NY 10580-1422.

	Term of	Number of
Name, Position(s)	Office and	Funds in Fund
Address[1]	Length of	Complex Overseen	Principal Occupation(s)	Other Directorships
and Age	Time Served[2]	by Director	During Past Five Years	Held by Director[4]
INTERESTED DIRECTORS[3]:
Mario J. Gabelli Director and Chief Investment Officer Age: 67	Since 1993	26	Chairman and Chief Executive Officer of GAMCO Investors, Inc. and Chief Investment Officer — Value Portfolios of Gabelli Funds, LLC and GAMCO Asset Management Inc.; Director/Trustee or Chief Investment Officer of other registered investment companies in the Gabelli/GAMCO Funds complex; Chairman and Chief Executive Officer of GGCP, Inc.	Director of Morgan Group Holdings, Inc. (holding company); Chairman of the Board of LICT Corp. (multimedia and communication services company); Director of CIBL, Inc. (broadcasting and wireless communications)

John D. Gabelli Director Age: 65	Since 1993	10	Senior Vice President of Gabelli & Company, Inc.	—

INDEPENDENT DIRECTORS[5]:
E. Val Cerutti Director Age: 70	Since 2001	7	Chief Executive Officer of Cerutti Consultants, Inc.	Director of The LGL Group, Inc. (diversified manufacturing)

Anthony J. Colavita Director Age: 74	Since 1993	34	President of the law firm of Anthony J. Colavita, P.C.	—

Arthur V. Ferrara Director Age: 79	Since 2001	8	Former Chairman of the Board and Chief Executive Officer of The Guardian Life Insurance Company of America (1993-1995)	—

Werner J. Roeder, MD Director Age: 69	Since 1993	22	Medical Director of Lawrence Hospital and practicing private physician	—

Anthonie C. van Ekris Director Age: 75	Since 1993	20	Chairman of BALMAC International, Inc. (commodities and futures trading)	—

Salvatore J. Zizza Director Age: 64	Since 2004	28	Chairman of Zizza & Co., Ltd. (consulting)	Director of Hollis-Eden Pharmaceuticals (biotechnology); Director of Trans-Lux Corporation (business services)

The GAMCO Global Telecommunications Fund
Additional Fund Information (Continued) (Unaudited)

Term of
Name, Position(s)	Office and
Address[1]	Length of	Principal Occupation(s)
and Age	Time Served[2]	During Past Five Years
OFFICERS:
Bruce N. Alpert President and Secretary Age: 58	Since 2003	Executive Vice President and Chief Operating Officer of Gabelli Funds, LLC since 1988 and an officer of all of the registered investment companies in the Gabelli/GAMCO Funds complex. Director and President of Teton Advisors, Inc. 1998 through 2008; Chairman of Teton Advisors, Inc. since 2008; Senior Vice President of GAMCO Investors, Inc. since 2008

Agnes Mullady Treasurer Age: 51	Since 2006	Senior Vice President of GAMCO Investors, Inc. since 2009; Vice President of Gabelli Funds, LLC since 2007; Officer of all of the registered investment companies in the Gabelli/GAMCO Funds complex; Senior Vice President of U.S. Trust Company, N.A. and Treasurer and Chief Financial Officer of Excelsior Funds from 2004 through 2005

Peter D. Goldstein Chief Compliance Officer Age: 56	Since 2004	Director of Regulatory Affairs at GAMCO Investors, Inc. since 2004; Chief Compliance Officer of all of the registered investment companies in the Gabelli/GAMCO Funds complex

[1]	Address: One Corporate Center, Rye, NY 10580-1422, unless otherwise noted.

[2]	Each Director will hold office for an indefinite term until the earliest of (i) the next meeting of shareholders, if any, called for the purpose of considering the election or re-election of such Director and until the election and qualification of his or her successor, if any, elected at such meeting, or (ii) the date a Director resigns or retires, or a Director is removed by the Board of Directors or shareholders, in accordance with the Corporation’s By-Laws and Articles of Incorporation. Each officer will hold office for an indefinite term until the date he or she resigns or retires or until his or her successor is elected and qualified.

[3]	“Interested person” of the Corporation as defined in the 1940 Act. Messrs. Gabelli are each considered an “interested person” because of their affiliation with Gabelli Funds, LLC which acts as the Corporation’s investment adviser. Mario J. Gabelli and John D. Gabelli are brothers.

[4]	This column includes only directorships of companies required to report to the SEC under the Securities Exchange Act of 1934, as amended (i.e. public companies) or other investment companies registered under the 1940 Act.

[5]	Directors who are not interested persons are considered “Independent” Directors.

2009 TAX NOTICE TO SHAREHOLDERS (Unaudited)
For the year ended December 31, 2009, the Fund paid to shareholders ordinary income distributions (comprised of net investment income) totaling $0.360, $0.364, $0.233, $0.243, and $0.403 per share for Class AAA, Class A, Class B, Class C, and Class I, respectively. For the year ended December 31, 2009, 37.04% of the ordinary income distribution qualifies for the dividends received deduction available to corporations. The Fund designates 100% of the ordinary income distribution as qualified dividend income pursuant to the Jobs and Growth Tax Relief Reconciliation Act of 2003. Also for the year 2009, the Fund passed through foreign tax credits of $.046 per share to Class AAA, Class A, Class B, Class C, and Class I.
U.S. Government Income:
The percentage of the ordinary income distribution paid by the Fund during 2009 which was derived from U.S. Treasury securities was 0.01%. Such income is exempt from state and local tax in all states. However, many states, including New York and California, allow a tax exemption for a portion of the income earned only if a mutual fund has invested at least 50% of its assets at the end of each quarter of the Fund’s fiscal year in U.S. Government securities. The GAMCO Global Telecommunications Fund did not meet this strict requirement in 2009. The percentage of U.S. Government securities held as of December 31, 2009 was 0.63%. Due to the diversity in state and local tax law, it is recommended that you consult your personal tax adviser as to the applicability of the information provided to your specific situation.

All designations are based on financial information available as of the date of this annual report and, accordingly, are subject to change. For each item, it is the intention of the Fund to designate the maximum amount permitted under the Internal Revenue Code and the regulations thereunder.

Gabelli/GAMCO Funds and Your Personal Privacy
Who are we?
The Gabelli/GAMCO Funds are investment companies registered with the Securities and Exchange Commission under the Investment Company Act of 1940. We are managed by Gabelli Funds, LLC or Teton Advisors, Inc., which are affiliated with GAMCO Investors, Inc. GAMCO Investors, Inc. is a publicly held company that has subsidiaries that provide investment advisory or brokerage services for a variety of clients. Teton Advisors, Inc. is a publicly held company that provides investment advisory services to the GAMCO Westwood Funds.
What kind of non-public information do we collect about you if you become a shareholder?
If you apply to open an account directly with us, you will be giving us some non-public information about yourself. The non-public information we collect about you is:
•	Information you give us on your application form. This could include your name, address, telephone number, social security number, bank account number, and other information.

•	Information about your transactions with us, any transactions with our affiliates, and transactions with the entities we hire to provide services to you. This would include information about the shares that you buy or redeem. If we hire someone else to provide services—like a transfer agent—we will also have information about the transactions that you conduct through them.
What information do we disclose and to whom do we disclose it?
We do not disclose any non-public personal information about our customers or former customers to anyone other than our affiliates, our service providers who need to know such information, and as otherwise permitted by law. If you want to find out what the law permits, you can read the privacy rules adopted by the Securities and Exchange Commission. They are in volume 17 of the Code of Federal Regulations, Part 248. The Commission often posts information about its regulations on its website, www.sec.gov.
What do we do to protect your personal information?
We restrict access to non-public personal information about you to the people who need to know that information in order to provide services to you or the Fund and to ensure that we are complying with the laws governing the securities business. We maintain physical, electronic, and procedural safeguards to keep your personal information confidential.

GAMCO Global Series Funds, Inc.
The GAMCO Global Telecommunications Fund
One Corporate Center
Rye, New York 10580-1422
800-GABELLI
800-422-3554
fax: 914-921-5118
website: www.gabelli.com
e-mail: info@gabelli.com
Net Asset Value per share available daily by calling
800-GABELLI after 7:00 P.M.

Board of Directors
Mario J. Gabelli, CFA	John D. Gabelli
Chairman and Chief	Senior Vice President
Executive Officer	Gabelli & Company, Inc.
GAMCO Investors, Inc.

E. Val Cerutti	Werner J. Roeder, MD
Chief Executive Officer	Medical Director
Cerutti Consultants, Inc.	Lawrence Hospital

Anthony J. Colavita	Anthonie C. van Ekris
President	Chairman
Anthony J. Colavita, P.C.	BALMAC International, Inc.

Arthur V. Ferrara	Salvatore J. Zizza
Former Chairman and	Chairman
Chief Executive Officer	Zizza & Co., Ltd.
Guardian Life Insurance
Company of America

Officers

Bruce N. Alpert	Peter D. Goldstein
President and Secretary	Chief Compliance Officer

Agnes Mullady
Treasurer
Distributor
Gabelli & Company, Inc.
Custodian, Transfer Agent, and Dividend Agent
State Street Bank and Trust Company
Legal Counsel
Skadden, Arps, Slate, Meagher & Flom LLP
This report is submitted for the general information of the shareholders of The GAMCO Global Telecommunications Fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.
GAB401Q409SR
The GAMCO Global Telecommunications Fund
ANNUAL REPORT
DECEMBER 31, 2009

Item 2. Code of Ethics.
(a)	The registrant, as of the end of the period covered by this report, has adopted a code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.

(c)	There have been no amendments, during the period covered by this report, to a provision of the code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, and that relates to any element of the code of ethics description.

(d)	The registrant has not granted any waivers, including an implicit waiver, from a provision of the code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, that relates to one or more of the items set forth in paragraph (b) of this item’s instructions.
Item 3. Audit Committee Financial Expert.
As of the end of the period covered by the report, the registrant’s Board of Directors has determined that Salvatore J. Zizza is qualified to serve as an audit committee financial expert serving on its audit committee and that he is “independent,” as defined by Item 3 of Form N-CSR.
Item 4. Principal Accountant Fees and Services.
Audit Fees
(a)	The aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years are $129,600 for 2008 and $123,100 for 2009.
Audit-Related Fees
(b)	The aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported under paragraph (a) of this Item are $0 for 2008 and $0 for 2009.

Tax Fees
(c)	The aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning are $17,200 for 2008 and $17,200 for 2009. Tax fees represent tax compliance services provided in connection with the review of the Registrant’s tax returns.
All Other Fees
(d)	The aggregate fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through (c) of this Item are $0 for 2008 and $0 for 2009.

(e)(1)	Disclose the audit committee’s pre-approval policies and procedures described in paragraph (c)(7) of Rule 2-01 of Regulation S-X.

Pre-Approval Policies and Procedures. The Audit Committee (“Committee”) of the registrant is responsible for pre-approving (i) all audit and permissible non-audit services to be provided by the independent registered public accounting firm to the registrant and (ii) all permissible non-audit services to be provided by the independent registered public accounting firm to the Adviser, Gabelli Funds, LLC, and any affiliate of Gabelli Funds, LLC (“Gabelli”) that provides services to the registrant (a “Covered Services Provider”) if the independent registered public accounting firm’s engagement related directly to the operations and financial reporting of the registrant. The Committee may delegate its responsibility to pre-approve any such audit and permissible non-audit services to the Chairperson of the Committee, and the Chairperson must report to the Committee, at its next regularly scheduled meeting after the Chairperson’s pre-approval of such services, his or her decision(s). The Committee may also establish detailed pre-approval policies and procedures for pre-approval of such services in accordance with applicable laws, including the delegation of some or all of the Committee’s pre-approval responsibilities to the other persons (other than Gabelli or the registrant’s officers). Pre-approval by the Committee of any permissible non-audit services is not required so long as: (i) the permissible non-audit services were not recognized by the registrant at the time of the engagement to be non-audit services; and (ii) such services are promptly brought to the attention of the Committee and approved by the Committee or Chairperson prior to the completion of the audit.

(e)(2)	The percentage of services described in each of paragraphs (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X are as follows:
(b) N/A
(c) 100%
(d) N/A
(f)	The percentage of hours expended on the principal accountant’s engagement to audit the registrant’s financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant’s full-time, permanent employees was zero percent (0%).

(g)	The aggregate non-audit fees billed by the registrant’s accountant for services rendered to the registrant, and rendered to the registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for each of the last two fiscal years of the registrant was $17,200 for 2008 and $17,200 for 2009.

(h)	The registrant’s audit committee of the board of directors has considered whether the provision of non-audit services that were rendered to the registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence.
Item 5. Audit Committee of Listed registrants.
Not applicable.
Item 6. Investments.
(a)	Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this form.

(b)	Not applicable.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.
Not applicable.
Item 8. Portfolio Managers of Closed-End Management Investment Companies.
Not applicable.

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.
Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.
There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant’s Board of Directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)), or this Item.
Item 11. Controls and Procedures.
(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.
Item 12. Exhibits.
(a)(1)	Code of ethics, or any amendment thereto, that is the subject of disclosure required by Item 2 is attached hereto.

(a)(2)	Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(3)	Not applicable.

(b)	Certifications pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes- Oxley Act of 2002 are attached hereto.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)	GAMCO Global Series Funds, Inc.

By (Signature and Title)*	/s/ Bruce N. Alpert Bruce N. Alpert, Principal Executive Officer
Date 3/8/10
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Bruce N. Alpert Bruce N. Alpert, Principal Executive Officer
Date 3/8/10

By (Signature and Title)*	/s/ Agnes Mullady Agnes Mullady, Principal Financial Officer and Treasurer
Date 3/8/10

*	Print the name and title of each signing officer under his or her signature.